REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account B (the "Separate Account") of Brighthouse Life Insurance Company of NY (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Sub-Accounts Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
BHFTI AB International Bond Sub-Account	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from April 29, 2019 (commencement of operations) through December 31, 2019
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from April 29, 2019 (commencement of operations) through December 31, 2019
BlackRock Global Allocation V.I. Sub-Account	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For the years ended December 31, 2020, 2019 and 2018 (commenced July 20, 2015 and began transactions in 2018)

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2021

We have served as the Separate Account's auditor since 2000.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

American Funds® Bond Sub-Account
Assets:
Investments at fair value	$8,872,116
Due from Brighthouse Life Insurance Company of NY	—
Total Assets	8,872,116
Liabilities:
Accrued fees	22
Due to Brighthouse Life Insurance Company of NY	—
Total Liabilities	22
Net Assets	$8,872,094
Contract Owners' Equity
Net assets from accumulation units	$8,872,094
Net assets from contracts in payout	—
Total Net Assets	$8,872,094

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	American Funds® Global Growth Sub-Account	American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account	BHFTI AB Global Dynamic Allocation Sub-Account
Assets:
Investments at fair value	$27,729,229	$4,652,769	$58,175,307	$28,417,457	$129,945,375
Due from Brighthouse Life Insurance Company of NY	9	2	28	19	1
Total Assets	27,729,238	4,652,771	58,175,335	28,417,476	129,945,376
Liabilities:
Accrued fees	18	25	23	15	60
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	18	25	23	15	60
Net Assets	$27,729,220	$4,652,746	$58,175,312	$28,417,461	$129,945,316
Contract Owners' Equity
Net assets from accumulation units	$27,729,220	$4,652,746	$58,119,250	$28,368,511	$129,945,316
Net assets from contracts in payout	—	—	56,062	48,950	—
Total Net Assets	$27,729,220	$4,652,746	$58,175,312	$28,417,461	$129,945,316

The accompanying notes are an integral part of these financial statements.

	BHFTI AB International Bond Sub-Account	BHFTI American Funds® Balanced Allocation Sub-Account	BHFTI American Funds® Growth Allocation Sub-Account	BHFTI American Funds® Growth Sub-Account	BHFTI American Funds® Moderate Allocation Sub-Account
Assets:
Investments at fair value	$1,007,920	$236,408,050	$126,663,435	$89,226,561	$112,094,428
Due from Brighthouse Life Insurance Company of NY	—	2	1	1	2
Total Assets	1,007,920	236,408,052	126,663,436	89,226,562	112,094,430
Liabilities:
Accrued fees	9	14	6	30	17
Due to Brighthouse Life Insurance Company of NY	1	—	—	—	—
Total Liabilities	10	14	6	30	17
Net Assets	$1,007,910	$236,408,038	$126,663,430	$89,226,532	$112,094,413
Contract Owners' Equity
Net assets from accumulation units	$1,007,910	$236,385,747	$126,663,430	$89,226,532	$112,052,565
Net assets from contracts in payout	—	22,291	—	—	41,848
Total Net Assets	$1,007,910	$236,408,038	$126,663,430	$89,226,532	$112,094,413

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTI AQR Global Risk Balanced Sub-Account	BHFTI BlackRock Global Tactical Strategies Sub-Account	BHFTI BlackRock High Yield Sub-Account	BHFTI Brighthouse Asset Allocation 100 Sub-Account	BHFTI Brighthouse Balanced Plus Sub-Account
Assets:
Investments at fair value	$105,497,879	$238,675,509	$43,168,110	$115,444,878	$486,748,784
Due from Brighthouse Life Insurance Company of NY	—	2	—	1	2
Total Assets	105,497,879	238,675,511	43,168,110	115,444,879	486,748,786
Liabilities:
Accrued fees	48	47	48	35	34
Due to Brighthouse Life Insurance Company of NY	3	—	2	—	—
Total Liabilities	51	47	50	35	34
Net Assets	$105,497,828	$238,675,464	$43,168,060	$115,444,844	$486,748,752
Contract Owners' Equity
Net assets from accumulation units	$105,497,828	$238,675,464	$43,166,708	$115,303,715	$486,748,752
Net assets from contracts in payout	—	—	1,352	141,129	—
Total Net Assets	$105,497,828	$238,675,464	$43,168,060	$115,444,844	$486,748,752

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Small Cap Value Sub-Account	BHFTI Brighthouse/ Aberdeen Emerging Markets Equity Sub-Account	BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account	BHFTI Brighthouse/ Franklin Low Duration Total Return Sub-Account	BHFTI Brighthouse/ Templeton International Bond Sub-Account
Assets:
Investments at fair value	$27,796,823	$33,117,371	$9,359,829	$14,779,503	$2,725,911
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Assets	27,796,823	33,117,371	9,359,829	14,779,503	2,725,911
Liabilities:
Accrued fees	30	61	34	43	25
Due to Brighthouse Life Insurance Company of NY	1	—	—	—	—
Total Liabilities	31	61	34	43	25
Net Assets	$27,796,792	$33,117,310	$9,359,795	$14,779,460	$2,725,886
Contract Owners' Equity
Net assets from accumulation units	$27,793,910	$33,071,130	$9,359,795	$14,779,460	$2,725,886
Net assets from contracts in payout	2,882	46,180	—	—	—
Total Net Assets	$27,796,792	$33,117,310	$9,359,795	$14,779,460	$2,725,886

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account	BHFTI Clarion Global Real Estate Sub-Account	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Balanced-Risk Allocation Sub-Account	BHFTI Invesco Comstock Sub-Account
Assets:
Investments at fair value	$1,845,059	$18,222,876	$54,424,220	$38,662,506	$32,671,772
Due from Brighthouse Life Insurance Company of NY	—	—	—	1	2
Total Assets	1,845,059	18,222,876	54,424,220	38,662,507	32,671,774
Liabilities:
Accrued fees	23	61	62	39	36
Due to Brighthouse Life Insurance Company of NY	—	—	3	—	—
Total Liabilities	23	61	65	39	36
Net Assets	$1,845,036	$18,222,815	$54,424,155	$38,662,468	$32,671,738
Contract Owners' Equity
Net assets from accumulation units	$1,845,036	$18,208,566	$54,418,998	$38,662,468	$32,666,074
Net assets from contracts in payout	—	14,249	5,157	—	5,664
Total Net Assets	$1,845,036	$18,222,815	$54,424,155	$38,662,468	$32,671,738

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Sub-Account	BHFTI Invesco Small Cap Growth Sub-Account	BHFTI JPMorgan Core Bond Sub-Account	BHFTI JPMorgan Global Active Allocation Sub-Account	BHFTI JPMorgan Small Cap Value Sub-Account
Assets:
Investments at fair value	$4,017,684	$42,548,784	$32,791,441	$67,548,239	$3,990,865
Due from Brighthouse Life Insurance Company of NY	3	—	—	—	—
Total Assets	4,017,687	42,548,784	32,791,441	67,548,239	3,990,865
Liabilities:
Accrued fees	57	73	6	59	34
Due to Brighthouse Life Insurance Company of NY	—	89	—	1	1
Total Liabilities	57	162	6	60	35
Net Assets	$4,017,630	$42,548,622	$32,791,435	$67,548,179	$3,990,830
Contract Owners' Equity
Net assets from accumulation units	$4,017,630	$42,473,372	$32,791,435	$67,548,179	$3,989,098
Net assets from contracts in payout	—	75,250	—	—	1,732
Total Net Assets	$4,017,630	$42,548,622	$32,791,435	$67,548,179	$3,990,830

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTI Loomis Sayles Global Allocation Sub-Account	BHFTI Loomis Sayles Growth Sub-Account	BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account	BHFTI Morgan Stanley Discovery Sub-Account
Assets:
Investments at fair value	$20,068,620	$41,866,698	$53,394,782	$31,071,058	$21,703,174
Due from Brighthouse Life Insurance Company of NY	3	4	1	—	—
Total Assets	20,068,623	41,866,702	53,394,783	31,071,058	21,703,174
Liabilities:
Accrued fees	28	83	42	72	52
Due to Brighthouse Life Insurance Company of NY	—	—	—	3	21
Total Liabilities	28	83	42	75	73
Net Assets	$20,068,595	$41,866,619	$53,394,741	$31,070,983	$21,703,101
Contract Owners' Equity
Net assets from accumulation units	$20,068,595	$41,866,619	$53,394,741	$31,063,521	$21,703,101
Net assets from contracts in payout	—	—	—	7,462	—
Total Net Assets	$20,068,595	$41,866,619	$53,394,741	$31,070,983	$21,703,101

The accompanying notes are an integral part of these financial statements.

	BHFTI PanAgora Global Diversified Risk Sub-Account	BHFTI PIMCO Inflation Protected Bond Sub-Account	BHFTI PIMCO Total Return Sub-Account	BHFTI Schroders Global Multi-Asset Sub-Account	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account
Assets:
Investments at fair value	$5,912,659	$55,434,919	$128,631,512	$43,330,241	$244,310
Due from Brighthouse Life Insurance Company of NY	—	4	—	1	—
Total Assets	5,912,659	55,434,923	128,631,512	43,330,242	244,310
Liabilities:
Accrued fees	59	22	47	54	12
Due to Brighthouse Life Insurance Company of NY	3	—	—	—	2
Total Liabilities	62	22	47	54	14
Net Assets	$5,912,597	$55,434,901	$128,631,465	$43,330,188	$244,296
Contract Owners' Equity
Net assets from accumulation units	$5,912,597	$55,398,339	$128,544,867	$43,330,188	$244,296
Net assets from contracts in payout	—	36,562	86,598	—	—
Total Net Assets	$5,912,597	$55,434,901	$128,631,465	$43,330,188	$244,296

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTI SSGA Growth and Income ETF Sub-Account	BHFTI SSGA Growth ETF Sub-Account	BHFTI T. Rowe Price Large Cap Value Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account	BHFTI Victory Sycamore Mid Cap Value Sub-Account
Assets:
Investments at fair value	$92,267,904	$50,378,478	$56,950,282	$62,126,925	$18,526,027
Due from Brighthouse Life Insurance Company of NY	2	—	12	1	5
Total Assets	92,267,906	50,378,478	56,950,294	62,126,926	18,526,032
Liabilities:
Accrued fees	29	28	70	28	63
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	29	28	70	28	63
Net Assets	$92,267,877	$50,378,450	$56,950,224	$62,126,898	$18,525,969
Contract Owners' Equity
Net assets from accumulation units	$92,036,623	$50,378,450	$56,932,937	$62,117,447	$18,525,969
Net assets from contracts in payout	231,254	—	17,287	9,451	—
Total Net Assets	$92,267,877	$50,378,450	$56,950,224	$62,126,898	$18,525,969

The accompanying notes are an integral part of these financial statements.

	BHFTI Wells Capital Management Mid Cap Value Sub-Account	BHFTI Western Asset Management Government Income Sub-Account	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account	BHFTII BlackRock Capital Appreciation Sub-Account
Assets:
Investments at fair value	$18,466,298	$41,607,622	$16,093,093	$15,513,051	$11,092,123
Due from Brighthouse Life Insurance Company of NY	—	—	1	33	—
Total Assets	18,466,298	41,607,622	16,093,094	15,513,084	11,092,123
Liabilities:
Accrued fees	10	51	33	45	45
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	1
Total Liabilities	10	51	33	45	46
Net Assets	$18,466,288	$41,607,571	$16,093,061	$15,513,039	$11,092,077
Contract Owners' Equity
Net assets from accumulation units	$18,457,695	$41,607,571	$16,093,061	$15,500,666	$11,092,077
Net assets from contracts in payout	8,593	—	—	12,373	—
Total Net Assets	$18,466,288	$41,607,571	$16,093,061	$15,513,039	$11,092,077

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTII BlackRock Ultra-Short Term Bond Sub-Account	BHFTII Brighthouse Asset Allocation 20 Sub-Account	BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account	BHFTII Brighthouse Asset Allocation 80 Sub-Account
Assets:
Investments at fair value	$49,729,098	$11,254,534	$294,980,941	$512,822,937	$394,297,534
Due from Brighthouse Life Insurance Company of NY	43	2	3	2	3
Total Assets	49,729,141	11,254,536	294,980,944	512,822,939	394,297,537
Liabilities:
Accrued fees	94	43	49	30	34
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	94	43	49	30	34
Net Assets	$49,729,047	$11,254,493	$294,980,895	$512,822,909	$394,297,503
Contract Owners' Equity
Net assets from accumulation units	$49,726,788	$11,241,111	$294,642,057	$512,632,729	$394,171,799
Net assets from contracts in payout	2,259	13,382	338,838	190,180	125,704
Total Net Assets	$49,729,047	$11,254,493	$294,980,895	$512,822,909	$394,297,503

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account	BHFTII Brighthouse/ Dimensional International Small Company Sub-Account	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account	BHFTII Jennison Growth Sub-Account
Assets:
Investments at fair value	$13,888,220	$5,507,078	$78,950,673	$11,638,359	$76,620,560
Due from Brighthouse Life Insurance Company of NY	34	—	16	5	2
Total Assets	13,888,254	5,507,078	78,950,689	11,638,364	76,620,562
Liabilities:
Accrued fees	26	26	128	18	45
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	26	26	128	18	45
Net Assets	$13,888,228	$5,507,052	$78,950,561	$11,638,346	$76,620,517
Contract Owners' Equity
Net assets from accumulation units	$13,888,228	$5,469,957	$78,929,728	$11,638,346	$76,584,835
Net assets from contracts in payout	—	37,095	20,833	—	35,682
Total Net Assets	$13,888,228	$5,507,052	$78,950,561	$11,638,346	$76,620,517

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTII Loomis Sayles Small Cap Core Sub-Account	BHFTII Loomis Sayles Small Cap Growth Sub-Account	BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account	BHFTII MetLife MSCI EAFE® Index Sub-Account
Assets:
Investments at fair value	$917,125	$569,485	$31,538,798	$9,989,136	$9,602,110
Due from Brighthouse Life Insurance Company of NY	8	—	—	2	1
Total Assets	917,133	569,485	31,538,798	9,989,138	9,602,111
Liabilities:
Accrued fees	9	26	28	24	25
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	9	26	28	24	25
Net Assets	$917,124	$569,459	$31,538,770	$9,989,114	$9,602,086
Contract Owners' Equity
Net assets from accumulation units	$917,124	$569,459	$31,538,770	$9,989,114	$9,602,086
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$917,124	$569,459	$31,538,770	$9,989,114	$9,602,086

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Russell 2000® Index Sub-Account	BHFTII MetLife Stock Index Sub-Account	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account	BHFTII Neuberger Berman Genesis Sub-Account
Assets:
Investments at fair value	$13,538,363	$75,354,221	$6,902,846	$25,233,058	$14,100,553
Due from Brighthouse Life Insurance Company of NY	2	14	29	—	2
Total Assets	13,538,365	75,354,235	6,902,875	25,233,058	14,100,555
Liabilities:
Accrued fees	25	34	52	54	61
Due to Brighthouse Life Insurance Company of NY	—	—	—	1	—
Total Liabilities	25	34	52	55	61
Net Assets	$13,538,340	$75,354,201	$6,902,823	$25,233,003	$14,100,494
Contract Owners' Equity
Net assets from accumulation units	$13,455,475	$75,290,379	$6,861,941	$25,233,003	$14,072,613
Net assets from contracts in payout	82,865	63,822	40,882	—	27,881
Total Net Assets	$13,538,340	$75,354,201	$6,902,823	$25,233,003	$14,100,494

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTII T. Rowe Price Large Cap Growth Sub-Account	BHFTII T. Rowe Price Small Cap Growth Sub-Account	BHFTII VanEck Global Natural Resources Sub-Account	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	BHFTII Western Asset Management U.S. Government Sub-Account
Assets:
Investments at fair value	$54,629,753	$451,151	$4,376,291	$67,109,156	$27,878,620
Due from Brighthouse Life Insurance Company of NY	2	—	—	5	2
Total Assets	54,629,755	451,151	4,376,291	67,109,161	27,878,622
Liabilities:
Accrued fees	33	27	37	132	49
Due to Brighthouse Life Insurance Company of NY	—	1	1	—	—
Total Liabilities	33	28	38	132	49
Net Assets	$54,629,722	$451,123	$4,376,253	$67,109,029	$27,878,573
Contract Owners' Equity
Net assets from accumulation units	$54,629,722	$451,123	$4,376,253	$67,053,482	$27,850,843
Net assets from contracts in payout	—	—	—	55,547	27,730
Total Net Assets	$54,629,722	$451,123	$4,376,253	$67,109,029	$27,878,573

The accompanying notes are an integral part of these financial statements.

	BlackRock Global Allocation V.I. Sub-Account	Fidelity® VIP Contrafund Sub-Account	Fidelity® VIP Equity-Income Sub-Account	Fidelity® VIP Mid Cap Sub-Account	FTVIPT Franklin Income VIP Sub-Account
Assets:
Investments at fair value	$3,026,622	$21,398,039	$14,365	$14,462,588	$18,542,389
Due from Brighthouse Life Insurance Company of NY	—	12	—	4	2
Total Assets	3,026,622	21,398,051	14,365	14,462,592	18,542,391
Liabilities:
Accrued fees	9	58	10	25	25
Due to Brighthouse Life Insurance Company of NY	2	—	4	—	—
Total Liabilities	11	58	14	25	25
Net Assets	$3,026,611	$21,397,993	$14,351	$14,462,567	$18,542,366
Contract Owners' Equity
Net assets from accumulation units	$3,026,611	$21,395,065	$14,351	$14,455,205	$18,493,099
Net assets from contracts in payout	—	2,928	—	7,362	49,267
Total Net Assets	$3,026,611	$21,397,993	$14,351	$14,462,567	$18,542,366

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	FTVIPT Franklin Mutual Shares VIP Sub-Account	FTVIPT Franklin Small Cap Value VIP Sub-Account	FTVIPT Templeton Foreign VIP Sub-Account	FTVIPT Templeton Global Bond VIP Sub-Account	Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account
Assets:
Investments at fair value	$2,689,242	$3,423,193	$11,676,928	$8,175,475	$3,742,914
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	1
Total Assets	2,689,242	3,423,193	11,676,928	8,175,475	3,742,915
Liabilities:
Accrued fees	27	19	25	10	17
Due to Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Liabilities	27	19	25	10	17
Net Assets	$2,689,215	$3,423,174	$11,676,903	$8,175,465	$3,742,898
Contract Owners' Equity
Net assets from accumulation units	$2,689,215	$3,423,174	$11,667,047	$8,175,465	$3,739,529
Net assets from contracts in payout	—	—	9,856	—	3,369
Total Net Assets	$2,689,215	$3,423,174	$11,676,903	$8,175,465	$3,742,898

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. Equity and Income Sub-Account	Invesco V.I. International Growth Sub-Account	LMPVET ClearBridge Variable Aggressive Growth Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account	LMPVET ClearBridge Variable Dividend Strategy Sub-Account
Assets:
Investments at fair value	$15,978,016	$8,709,004	$19,011,000	$25,378,177	$13,952,191
Due from Brighthouse Life Insurance Company of NY	1	3	4	—	3
Total Assets	15,978,017	8,709,007	19,011,004	25,378,177	13,952,194
Liabilities:
Accrued fees	11	36	41	17	36
Due to Brighthouse Life Insurance Company of NY	—	—	—	3	—
Total Liabilities	11	36	41	20	36
Net Assets	$15,978,006	$8,708,971	$19,010,963	$25,378,157	$13,952,158
Contract Owners' Equity
Net assets from accumulation units	$15,978,006	$8,703,923	$18,988,223	$25,378,157	$13,952,158
Net assets from contracts in payout	—	5,048	22,740	—	—
Total Net Assets	$15,978,006	$8,708,971	$19,010,963	$25,378,157	$13,952,158

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	LMPVET ClearBridge Variable Large Cap Growth Sub-Account	LMPVET ClearBridge Variable Large Cap Value Sub-Account	LMPVET ClearBridge Variable Small Cap Growth Sub-Account	LMPVET QS Variable Conservative Growth Sub-Account	LMPVET QS Variable Growth Sub-Account
Assets:
Investments at fair value	$296,466	$230,209	$7,174,194	$1,679,651	$1,173,894
Due from Brighthouse Life Insurance Company of NY	—	—	40	—	—
Total Assets	296,466	230,209	7,174,234	1,679,651	1,173,894
Liabilities:
Accrued fees	19	19	39	19	8
Due to Brighthouse Life Insurance Company of NY	—	2	—	2	4
Total Liabilities	19	21	39	21	12
Net Assets	$296,447	$230,188	$7,174,195	$1,679,630	$1,173,882
Contract Owners' Equity
Net assets from accumulation units	$287,497	$230,188	$7,174,195	$1,679,630	$1,173,882
Net assets from contracts in payout	8,950	—	—	—	—
Total Net Assets	$296,447	$230,188	$7,174,195	$1,679,630	$1,173,882

The accompanying notes are an integral part of these financial statements.

	LMPVET QS Variable Moderate Growth Sub-Account	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	PIMCO VIT High Yield Sub-Account	PIMCO VIT Low Duration Sub-Account	Pioneer VCT Mid Cap Value Sub-Account
Assets:
Investments at fair value	$42,401	$7,213,063	$74,886	$42,940	$1,807,837
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—
Total Assets	42,401	7,213,063	74,886	42,940	1,807,837
Liabilities:
Accrued fees	14	38	10	7	22
Due to Brighthouse Life Insurance Company of NY	1	2	1	1	—
Total Liabilities	15	40	11	8	22
Net Assets	$42,386	$7,213,023	$74,875	$42,932	$1,807,815
Contract Owners' Equity
Net assets from accumulation units	$42,386	$7,213,023	$74,875	$42,932	$1,807,815
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$42,386	$7,213,023	$74,875	$42,932	$1,807,815

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
December 31, 2020

	Putnam VT Equity Income Sub-Account	Putnam VT Sustainable Leaders Sub-Account	Russell Global Real Estate Securities Sub-Account	Russell International Developed Markets Sub-Account
Assets:
Investments at fair value	$76,068	$383,427	$9,018	$14,627
Due from Brighthouse Life Insurance Company of NY	—	—	—	—
Total Assets	76,068	383,427	9,018	14,627
Liabilities:
Accrued fees	3	5	4	8
Due to Brighthouse Life Insurance Company of NY	2	—	1	1
Total Liabilities	5	5	5	9
Net Assets	$76,063	$383,422	$9,013	$14,618
Contract Owners' Equity
Net assets from accumulation units	$76,063	$383,422	$9,013	$14,618
Net assets from contracts in payout	—	—	—	—
Total Net Assets	$76,063	$383,422	$9,013	$14,618

The accompanying notes are an integral part of these financial statements.

	Russell Strategic Bond Sub-Account	Russell U.S. Small Cap Equity Sub-Account	Russell U.S. Strategic Equity Sub-Account	TAP 1919 Variable Socially Responsive Balanced Sub-Account
Assets:
Investments at fair value	$27,333	$5,676	$75,206	$217,817
Due from Brighthouse Life Insurance Company of NY	—	—	—	—
Total Assets	27,333	5,676	75,206	217,817
Liabilities:
Accrued fees	4	1	3	11
Due to Brighthouse Life Insurance Company of NY	1	1	1	1
Total Liabilities	5	2	4	12
Net Assets	$27,328	$5,674	$75,202	$217,805
Contract Owners' Equity
Net assets from accumulation units	$27,328	$5,674	$75,202	$217,805
Net assets from contracts in payout	—	—	—	—
Total Net Assets	$27,328	$5,674	$75,202	$217,805

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2020

	American Funds® Bond Sub-Account	American Funds® Global Growth Sub-Account	American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account
Investment Income:
Dividends	$179,786	$83,483	$6,710	$155,754	$350,829
Expenses:
Mortality and expense risk and other charges	98,249	310,559	36,397	628,688	351,153
Administrative charges	20,566	59,996	9,953	123,914	64,327
Total expenses	118,815	370,555	46,350	752,602	415,480
Net investment income (loss)	60,971	(287,072)	(39,640)	(596,848)	(64,651)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	83,485	686,897	250,809	1,182,871	694,513
Realized gains (losses) on sale of investments	111,568	1,068,491	192,476	3,762,252	499,309
Net realized gains (losses)	195,053	1,755,388	443,285	4,945,123	1,193,822
Change in unrealized gains (losses) on investments	436,031	4,798,057	655,610	16,301,622	1,839,884
Net realized and change in unrealized gains (losses) on investments	631,084	6,553,445	1,098,895	21,246,745	3,033,706
Net increase (decrease) in net assets resulting from operations	$692,055	$6,266,373	$1,059,255	$20,649,897	$2,969,055

The accompanying notes are an integral part of these financial statements.

	BHFTI AB Global Dynamic Allocation Sub-Account	BHFTI AB International Bond Sub-Account	BHFTI American Funds® Balanced Allocation Sub-Account	BHFTI American Funds® Growth Allocation Sub-Account	BHFTI American Funds® Growth Sub-Account
Investment Income:
Dividends	$2,236,236	$15,042	$3,635,330	$1,739,644	$584,227
Expenses:
Mortality and expense risk and other charges	1,537,061	7,399	2,752,595	1,495,424	922,453
Administrative charges	317,091	1,651	530,860	277,435	174,057
Total expenses	1,854,152	9,050	3,283,455	1,772,859	1,096,510
Net investment income (loss)	382,084	5,992	351,875	(33,215)	(512,283)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	7,765,837	5,079	12,056,151	8,404,514	7,547,746
Realized gains (losses) on sale of investments	1,692,655	(2,300)	1,276,704	855,857	1,947,336
Net realized gains (losses)	9,458,492	2,779	13,332,855	9,260,371	9,495,082
Change in unrealized gains (losses) on investments	(4,449,408)	25,245	15,180,101	7,706,255	21,652,427
Net realized and change in unrealized gains (losses) on investments	5,009,084	28,024	28,512,956	16,966,626	31,147,509
Net increase (decrease) in net assets resulting from operations	$5,391,168	$34,016	$28,864,831	$16,933,411	$30,635,226
The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTI American Funds® Moderate Allocation Sub-Account	BHFTI AQR Global Risk Balanced Sub-Account	BHFTI BlackRock Global Tactical Strategies Sub-Account	BHFTI BlackRock High Yield Sub-Account	BHFTI Brighthouse Asset Allocation 100 Sub-Account
Investment Income:
Dividends	$1,937,434	$2,437,629	$3,641,529	$1,695,544	$1,152,317
Expenses:
Mortality and expense risk and other charges	1,348,544	1,256,966	2,826,179	399,731	1,386,667
Administrative charges	256,718	260,391	579,678	81,960	248,276
Total expenses	1,605,262	1,517,357	3,405,857	481,691	1,634,943
Net investment income (loss)	332,172	920,272	235,672	1,213,853	(482,626)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	4,731,417	10,692,593	19,940,662	—	10,628,715
Realized gains (losses) on sale of investments	192,260	(2,386,971)	346,747	(61,410)	480,516
Net realized gains (losses)	4,923,677	8,305,622	20,287,409	(61,410)	11,109,231
Change in unrealized gains (losses) on investments	5,893,899	(8,025,188)	(14,883,581)	1,388,983	6,231,640
Net realized and change in unrealized gains (losses) on investments	10,817,576	280,434	5,403,828	1,327,573	17,340,871
Net increase (decrease) in net assets resulting from operations	$11,149,748	$1,200,706	$5,639,500	$2,541,426	$16,858,245

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Balanced Plus Sub-Account	BHFTI Brighthouse Small Cap Value Sub-Account	BHFTI Brighthouse/ Aberdeen Emerging Markets Equity Sub-Account	BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account	BHFTI Brighthouse/ Franklin Low Duration Total Return Sub-Account
Investment Income:
Dividends	$10,780,699	$340,092	$550,551	$412,892	$498,984
Expenses:
Mortality and expense risk and other charges	5,461,437	336,154	374,493	107,306	197,370
Administrative charges	1,151,685	60,558	69,067	21,823	37,195
Total expenses	6,613,122	396,712	443,560	129,129	234,565
Net investment income (loss)	4,167,577	(56,620)	106,991	283,763	264,419
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	44,743,672	1,127,730	—	—	—
Realized gains (losses) on sale of investments	4,160,631	(704,872)	610,429	(90,601)	(228,997)
Net realized gains (losses)	48,904,303	422,858	610,429	(90,601)	(228,997)
Change in unrealized gains (losses) on investments	(4,940,731)	(795,219)	6,216,193	(137,509)	(70,263)
Net realized and change in unrealized gains (losses) on investments	43,963,572	(372,361)	6,826,622	(228,110)	(299,260)
Net increase (decrease) in net assets resulting from operations	$48,131,149	$(428,981)	$6,933,613	$55,653	$(34,841)

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTI Brighthouse/ Templeton International Bond Sub-Account	BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account	BHFTI Clarion Global Real Estate Sub-Account	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Balanced-Risk Allocation Sub-Account
Investment Income:
Dividends	$162,093	$15,996	$737,562	$1,455,209	$1,925,317
Expenses:
Mortality and expense risk and other charges	32,577	24,076	223,614	612,171	417,781
Administrative charges	6,397	4,037	41,079	111,007	89,058
Total expenses	38,974	28,113	264,693	723,178	506,839
Net investment income (loss)	123,119	(12,117)	472,869	732,031	1,418,478
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	105,672	343,793	1,222,607	1,860,297
Realized gains (losses) on sale of investments	(43,869)	39,179	(49,658)	(1,174,025)	(435,893)
Net realized gains (losses)	(43,869)	144,851	294,135	48,582	1,424,404
Change in unrealized gains (losses) on investments	(273,094)	179,585	(1,726,234)	2,795,916	51,310
Net realized and change in unrealized gains (losses) on investments	(316,963)	324,436	(1,432,099)	2,844,498	1,475,714
Net increase (decrease) in net assets resulting from operations	$(193,844)	$312,319	$(959,230)	$3,576,529	$2,894,192

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Sub-Account	BHFTI Invesco Global Equity Sub-Account	BHFTI Invesco Small Cap Growth Sub-Account	BHFTI JPMorgan Core Bond Sub-Account	BHFTI JPMorgan Global Active Allocation Sub-Account
Investment Income:
Dividends	$622,845	$24,982	$1,551	$951,473	$1,406,303
Expenses:
Mortality and expense risk and other charges	350,598	40,732	418,015	400,491	701,657
Administrative charges	69,383	9,114	78,805	74,487	154,560
Total expenses	419,981	49,846	496,820	474,978	856,217
Net investment income (loss)	202,864	(24,864)	(495,269)	476,495	550,086
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,806,961	9,470	2,071,327	—	1,612,226
Realized gains (losses) on sale of investments	(106,170)	235,224	185,290	141,283	524,752
Net realized gains (losses)	1,700,791	244,694	2,256,617	141,283	2,136,978
Change in unrealized gains (losses) on investments	(2,208,411)	659,148	14,060,606	1,112,231	3,707,808
Net realized and change in unrealized gains (losses) on investments	(507,620)	903,842	16,317,223	1,253,514	5,844,786
Net increase (decrease) in net assets resulting from operations	$(304,756)	$878,978	$15,821,954	$1,730,009	$6,394,872

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTI JPMorgan Small Cap Value Sub-Account	BHFTI Loomis Sayles Global Allocation Sub-Account	BHFTI Loomis Sayles Growth Sub-Account	BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account
Investment Income:
Dividends	$45,804	$121,099	$260,340	$1,104,167	$619,106
Expenses:
Mortality and expense risk and other charges	47,219	246,695	564,615	587,930	381,565
Administrative charges	8,104	44,793	101,365	125,635	69,176
Total expenses	55,323	291,488	665,980	713,565	450,741
Net investment income (loss)	(9,519)	(170,389)	(405,640)	390,602	168,365
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	1,150,928	14,844,351	4,363,362	955,287
Realized gains (losses) on sale of investments	(43,339)	484,266	2,230,031	287,766	282,050
Net realized gains (losses)	(43,339)	1,635,194	17,074,382	4,651,128	1,237,337
Change in unrealized gains (losses) on investments	316,454	777,316	(6,253,520)	(2,495,440)	1,680,768
Net realized and change in unrealized gains (losses) on investments	273,115	2,412,510	10,820,862	2,155,688	2,918,105
Net increase (decrease) in net assets resulting from operations	$263,596	$2,242,121	$10,415,222	$2,546,290	$3,086,470

The accompanying notes are an integral part of these financial statements.

	BHFTI Morgan Stanley Discovery Sub-Account	BHFTI PanAgora Global Diversified Risk Sub-Account	BHFTI PIMCO Inflation Protected Bond Sub-Account	BHFTI PIMCO Total Return Sub-Account	BHFTI Schroders Global Multi-Asset Sub-Account
Investment Income:
Dividends	$—	$156,503	$1,401,436	$4,520,859	$746,487
Expenses:
Mortality and expense risk and other charges	208,763	56,661	712,717	1,631,829	497,044
Administrative charges	40,442	12,213	131,197	309,782	105,302
Total expenses	249,205	68,874	843,914	1,941,611	602,346
Net investment income (loss)	(249,205)	87,629	557,522	2,579,248	144,141
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,590,500	317,897	—	—	2,226,071
Realized gains (losses) on sale of investments	3,229,745	15,823	(395,943)	728,996	99,377
Net realized gains (losses)	5,820,245	333,720	(395,943)	728,996	2,325,448
Change in unrealized gains (losses) on investments	9,855,394	103,542	4,583,895	4,693,441	(2,330,979)
Net realized and change in unrealized gains (losses) on investments	15,675,639	437,262	4,187,952	5,422,437	(5,531)
Net increase (decrease) in net assets resulting from operations	$15,426,434	$524,891	$4,745,474	$8,001,685	$138,610

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	BHFTI SSGA Growth and Income ETF Sub-Account	BHFTI SSGA Growth ETF Sub-Account	BHFTI T. Rowe Price Large Cap Value Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account
Investment Income:
Dividends	$4,258	$2,232,114	$1,084,467	$1,196,110	$15,624
Expenses:
Mortality and expense risk and other charges	1,715	1,076,848	560,990	665,452	687,592
Administrative charges	394	209,394	113,191	122,411	129,530
Total expenses	2,109	1,286,242	674,181	787,863	817,122
Net investment income (loss)	2,149	945,872	410,286	408,247	(801,498)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	2,899,596	1,772,082	3,903,287	5,879,696
Realized gains (losses) on sale of investments	1,665	28,421	28,692	(428,244)	191,151
Net realized gains (losses)	1,665	2,928,017	1,800,774	3,475,043	6,070,847
Change in unrealized gains (losses) on investments	33,481	2,954,700	1,894,327	(2,649,354)	6,592,417
Net realized and change in unrealized gains (losses) on investments	35,146	5,882,717	3,695,101	825,689	12,663,264
Net increase (decrease) in net assets resulting from operations	$37,295	$6,828,589	$4,105,387	$1,233,936	$11,861,766

The accompanying notes are an integral part of these financial statements.

	BHFTI Victory Sycamore Mid Cap Value Sub-Account	BHFTI Wells Capital Management Mid Cap Value Sub-Account	BHFTI Western Asset Management Government Income Sub-Account	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account
Investment Income:
Dividends	$235,020	$146,561	$1,027,564	$250,279	$414,830
Expenses:
Mortality and expense risk and other charges	208,527	227,832	504,075	186,911	149,460
Administrative charges	40,084	41,451	106,760	34,424	31,158
Total expenses	248,611	269,283	610,835	221,335	180,618
Net investment income (loss)	(13,591)	(122,722)	416,729	28,944	234,212
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	989,788	1,089,586	—	834,611	—
Realized gains (losses) on sale of investments	(22,550)	(378,041)	489,043	626,656	133,955
Net realized gains (losses)	967,238	711,545	489,043	1,461,267	133,955
Change in unrealized gains (losses) on investments	349,082	(372,182)	1,636,091	1,810,107	464,465
Net realized and change in unrealized gains (losses) on investments	1,316,320	339,363	2,125,134	3,271,374	598,420
Net increase (decrease) in net assets resulting from operations	$1,302,729	$216,641	$2,541,863	$3,300,318	$832,632

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTII BlackRock Capital Appreciation Sub-Account	BHFTII BlackRock Ultra-Short Term Bond Sub-Account	BHFTII Brighthouse Asset Allocation 20 Sub-Account	BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account
Investment Income:
Dividends	$—	$827,449	$302,470	$7,462,269	$10,146,962
Expenses:
Mortality and expense risk and other charges	85,517	671,043	135,457	3,725,122	6,052,690
Administrative charges	17,933	124,945	25,872	700,600	1,165,226
Total expenses	103,450	795,988	161,329	4,425,722	7,217,916
Net investment income (loss)	(103,450)	31,461	141,141	3,036,547	2,929,046
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	850,595	—	235,255	13,083,199	32,106,226
Realized gains (losses) on sale of investments	179,184	52,473	73,995	(2,388,766)	(3,905,555)
Net realized gains (losses)	1,029,779	52,473	309,250	10,694,433	28,200,671
Change in unrealized gains (losses) on investments	1,711,416	(782,168)	526,697	10,864,131	23,342,608
Net realized and change in unrealized gains (losses) on investments	2,741,195	(729,695)	835,947	21,558,564	51,543,279
Net increase (decrease) in net assets resulting from operations	$2,637,745	$(698,234)	$977,088	$24,595,111	$54,472,325

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 80 Sub-Account	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account	BHFTII Brighthouse/ Dimensional International Small Company Sub-Account	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account
Investment Income:
Dividends	$6,349,670	$85,090	$117,646	$1,075,487	$—
Expenses:
Mortality and expense risk and other charges	4,869,657	161,330	63,050	976,718	119,697
Administrative charges	883,193	29,128	12,044	181,746	22,190
Total expenses	5,752,850	190,458	75,094	1,158,464	141,887
Net investment income (loss)	596,820	(105,368)	42,552	(82,977)	(141,887)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	32,820,022	259,897	188,325	7,917,748	1,054,409
Realized gains (losses) on sale of investments	(4,292,825)	(105,813)	(197,058)	782,686	75,608
Net realized gains (losses)	28,527,197	154,084	(8,733)	8,700,434	1,130,017
Change in unrealized gains (losses) on investments	19,928,666	733,874	349,359	(2,008,187)	1,621,395
Net realized and change in unrealized gains (losses) on investments	48,455,863	887,958	340,626	6,692,247	2,751,412
Net increase (decrease) in net assets resulting from operations	$49,052,683	$782,590	$383,178	$6,609,270	$2,609,525

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTII Jennison Growth Sub-Account	BHFTII Loomis Sayles Small Cap Core Sub-Account	BHFTII Loomis Sayles Small Cap Growth Sub-Account	BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account
Investment Income:
Dividends	$6,691	$—	$—	$659,956	$100,027
Expenses:
Mortality and expense risk and other charges	801,452	12,126	4,358	326,141	105,765
Administrative charges	151,015	1,947	1,156	64,693	20,535
Total expenses	952,467	14,073	5,514	390,834	126,300
Net investment income (loss)	(945,776)	(14,073)	(5,514)	269,122	(26,273)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	6,655,113	71,135	66,543	—	562,981
Realized gains (losses) on sale of investments	2,631,870	(7,562)	2,803	148,094	(18,299)
Net realized gains (losses)	9,286,983	63,573	69,346	148,094	544,682
Change in unrealized gains (losses) on investments	18,579,790	57,166	82,801	708,539	729,231
Net realized and change in unrealized gains (losses) on investments	27,866,773	120,739	152,147	856,633	1,273,913
Net increase (decrease) in net assets resulting from operations	$26,920,997	$106,666	$146,633	$1,125,755	$1,247,640

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife MSCI EAFE® Index Sub-Account	BHFTII MetLife Russell 2000® Index Sub-Account	BHFTII MetLife Stock Index Sub-Account	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account
Investment Income:
Dividends	$235,072	$122,932	$1,077,433	$142,214	$403,692
Expenses:
Mortality and expense risk and other charges	101,351	134,707	803,532	78,877	273,281
Administrative charges	19,879	26,993	157,963	15,888	55,631
Total expenses	121,230	161,700	961,495	94,765	328,912
Net investment income (loss)	113,842	(38,768)	115,938	47,449	74,780
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	42,338	649,429	4,101,265	268,486	1,425,593
Realized gains (losses) on sale of investments	24,805	38,993	1,757,283	53,069	(89,164)
Net realized gains (losses)	67,143	688,422	5,858,548	321,555	1,336,429
Change in unrealized gains (losses) on investments	518,743	1,657,992	5,296,747	110,778	(592,800)
Net realized and change in unrealized gains (losses) on investments	585,886	2,346,414	11,155,295	432,333	743,629
Net increase (decrease) in net assets resulting from operations	$699,728	$2,307,646	$11,271,233	$479,782	$818,409

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTII Neuberger Berman Genesis Sub-Account	BHFTII T. Rowe Price Large Cap Growth Sub-Account	BHFTII T. Rowe Price Small Cap Growth Sub-Account	BHFTII VanEck Global Natural Resources Sub-Account	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account
Investment Income:
Dividends	$57	$7,398	$—	$46,336	$3,578,566
Expenses:
Mortality and expense risk and other charges	169,900	556,403	5,860	50,555	758,310
Administrative charges	30,504	107,286	969	9,390	154,044
Total expenses	200,404	663,689	6,829	59,945	912,354
Net investment income (loss)	(200,347)	(656,291)	(6,829)	(13,609)	2,666,212
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	893,090	3,366,597	44,263	—	—
Realized gains (losses) on sale of investments	382,056	648,810	15,094	(314,274)	(46,413)
Net realized gains (losses)	1,275,146	4,015,407	59,357	(314,274)	(46,413)
Change in unrealized gains (losses) on investments	1,641,023	10,624,075	33,547	1,217,999	353,346
Net realized and change in unrealized gains (losses) on investments	2,916,169	14,639,482	92,904	903,725	306,933
Net increase (decrease) in net assets resulting from operations	$2,715,822	$13,983,191	$86,075	$890,116	$2,973,145

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management U.S. Government Sub-Account	BlackRock Global Allocation V.I. Sub-Account	Fidelity® VIP Contrafund Sub-Account	Fidelity® VIP Equity-Income Sub-Account	Fidelity® VIP Mid Cap Sub-Account
Investment Income:
Dividends	$712,339	$34,608	$27,166	$208	$47,918
Expenses:
Mortality and expense risk and other charges	322,721	21,824	250,842	154	136,359
Administrative charges	60,555	5,013	46,601	30	29,074
Total expenses	383,276	26,837	297,443	184	165,433
Net investment income (loss)	329,063	7,771	(270,277)	24	(117,515)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	160,497	102,574	571	—
Realized gains (losses) on sale of investments	85,264	(2,133)	883,527	(4)	(2,371)
Net realized gains (losses)	85,264	158,364	986,101	567	(2,371)
Change in unrealized gains (losses) on investments	402,560	289,722	4,111,385	103	2,211,889
Net realized and change in unrealized gains (losses) on investments	487,824	448,086	5,097,486	670	2,209,518
Net increase (decrease) in net assets resulting from operations	$816,887	$455,857	$4,827,209	$694	$2,092,003

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	FTVIPT Franklin Income VIP Sub-Account	FTVIPT Franklin Mutual Shares VIP Sub-Account	FTVIPT Franklin Small Cap Value VIP Sub-Account	FTVIPT Templeton Foreign VIP Sub-Account	FTVIPT Templeton Global Bond VIP Sub-Account
Investment Income:
Dividends	$994,053	$68,575	$41,498	$341,503	$684,082
Expenses:
Mortality and expense risk and other charges	220,594	28,260	31,228	150,912	92,718
Administrative charges	41,950	6,109	6,801	24,934	19,797
Total expenses	262,544	34,369	38,029	175,846	112,515
Net investment income (loss)	731,509	34,206	3,469	165,657	571,567
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	14,080	95,337	176,500	—	—
Realized gains (losses) on sale of investments	(117,481)	(48,351)	(117,863)	(142,773)	(237,700)
Net realized gains (losses)	(103,401)	46,986	58,637	(142,773)	(237,700)
Change in unrealized gains (losses) on investments	(827,303)	(253,832)	116,179	(165,311)	(908,398)
Net realized and change in unrealized gains (losses) on investments	(930,704)	(206,846)	174,816	(308,084)	(1,146,098)
Net increase (decrease) in net assets resulting from operations	$(199,195)	$(172,640)	$178,285	$(142,427)	$(574,531)

The accompanying notes are an integral part of these financial statements.

	Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account	Invesco V.I. Equity and Income Sub-Account	Invesco V.I. International Growth Sub-Account	LMPVET ClearBridge Variable Aggressive Growth Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account
Investment Income:
Dividends	$11,376	$322,489	$164,435	$128,935	$233,866
Expenses:
Mortality and expense risk and other charges	33,726	171,200	84,738	209,054	272,948
Administrative charges	7,551	34,149	18,924	38,990	53,980
Total expenses	41,277	205,349	103,662	248,044	326,928
Net investment income (loss)	(29,901)	117,140	60,773	(119,109)	(93,062)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	45,365	666,673	179,079	1,595,495	732,972
Realized gains (losses) on sale of investments	28,997	87,261	264,856	452,183	1,168,503
Net realized gains (losses)	74,362	753,934	443,935	2,047,678	1,901,475
Change in unrealized gains (losses) on investments	530,414	212,864	396,356	664,071	1,093,446
Net realized and change in unrealized gains (losses) on investments	604,776	966,798	840,291	2,711,749	2,994,921
Net increase (decrease) in net assets resulting from operations	$574,875	$1,083,938	$901,064	$2,592,640	$2,901,859

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	LMPVET ClearBridge Variable Dividend Strategy Sub-Account	LMPVET ClearBridge Variable Large Cap Growth Sub-Account	LMPVET ClearBridge Variable Large Cap Value Sub-Account	LMPVET ClearBridge Variable Small Cap Growth Sub-Account	LMPVET QS Variable Conservative Growth Sub-Account
Investment Income:
Dividends	$167,999	$48	$2,919	$—	$32,772
Expenses:
Mortality and expense risk and other charges	155,221	3,776	3,744	71,131	19,140
Administrative charges	30,487	655	618	12,942	3,970
Total expenses	185,708	4,431	4,362	84,073	23,110
Net investment income (loss)	(17,709)	(4,383)	(1,443)	(84,073)	9,662
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	115,918	10,796	22,999	501,912	32,358
Realized gains (losses) on sale of investments	444,446	12,441	1,137	350,099	24,251
Net realized gains (losses)	560,364	23,237	24,136	852,011	56,609
Change in unrealized gains (losses) on investments	163,706	49,320	(40,643)	1,473,992	75,355
Net realized and change in unrealized gains (losses) on investments	724,070	72,557	(16,507)	2,326,003	131,964
Net increase (decrease) in net assets resulting from operations	$706,361	$68,174	$(17,950)	$2,241,930	$141,626

The accompanying notes are an integral part of these financial statements.

	LMPVET QS Variable Growth Sub-Account	LMPVET QS Variable Moderate Growth Sub-Account	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	PIMCO VIT High Yield Sub-Account	PIMCO VIT Low Duration Sub-Account
Investment Income:
Dividends	$16,682	$653	$274,346	$3,344	$513
Expenses:
Mortality and expense risk and other charges	12,719	496	85,835	828	516
Administrative charges	2,562	91	15,970	171	105
Total expenses	15,281	587	101,805	999	621
Net investment income (loss)	1,401	66	172,541	2,345	(108)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	40,793	1,354	—	—	—
Realized gains (losses) on sale of investments	(1,014)	49	(116,196)	88	3
Net realized gains (losses)	39,779	1,403	(116,196)	88	3
Change in unrealized gains (losses) on investments	59,950	2,154	299,184	530	746
Net realized and change in unrealized gains (losses) on investments	99,729	3,557	182,988	618	749
Net increase (decrease) in net assets resulting from operations	$101,130	$3,623	$355,529	$2,963	$641

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2020

	Pioneer VCT Mid Cap Value Sub-Account	Putnam VT Equity Income Sub-Account	Putnam VT Sustainable Leaders Sub-Account	Russell Global Real Estate Securities Sub-Account	Russell International Developed Markets Sub-Account
Investment Income:
Dividends	$14,671	$1,061	$1,999	$127	$155
Expenses:
Mortality and expense risk and other charges	18,589	718	4,014	103	155
Administrative charges	3,791	106	481	11	17
Total expenses	22,380	824	4,495	114	172
Net investment income (loss)	(7,709)	237	(2,496)	13	(17)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	49,897	4,271	26,532	—	—
Realized gains (losses) on sale of investments	(32,057)	512	1,921	(5)	(3)
Net realized gains (losses)	17,840	4,783	28,453	(5)	(3)
Change in unrealized gains (losses) on investments	5,964	(1,376)	55,689	(630)	532
Net realized and change in unrealized gains (losses) on investments	23,804	3,407	84,142	(635)	529
Net increase (decrease) in net assets resulting from operations	$16,095	$3,644	$81,646	$(622)	$512

The accompanying notes are an integral part of these financial statements.

	Russell Strategic Bond Sub-Account	Russell U.S. Small Cap Equity Sub-Account	Russell U.S. Strategic Equity Sub-Account	TAP 1919 Variable Socially Responsive Balanced Sub-Account
Investment Income:
Dividends	$483	$3	$279	$1,493
Expenses:
Mortality and expense risk and other charges	331	55	780	2,635
Administrative charges	39	5	92	472
Total expenses	370	60	872	3,107
Net investment income (loss)	113	(57)	(593)	(1,614)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	875	111	547	12,494
Realized gains (losses) on sale of investments	11	(5)	69	398
Net realized gains (losses)	886	106	616	12,892
Change in unrealized gains (losses) on investments	774	523	13,598	26,429
Net realized and change in unrealized gains (losses) on investments	1,660	629	14,214	39,321
Net increase (decrease) in net assets resulting from operations	$1,773	$572	$13,621	$37,707

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2020 and 2019

	American Funds® Bond Sub-Account		American Funds® Global Growth Sub-Account		American Funds® Global Small Capitalization Sub-Account		American Funds® Growth Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$60,971	$108,373	$(287,072)	$(99,957)	$(39,640)	$(44,555)	$(596,848)	$(367,901)
Net realized gains (losses)	195,053	24,708	1,755,388	2,014,628	443,285	451,443	4,945,123	6,388,698
Change in unrealized gains (losses) on investments	436,031	559,020	4,798,057	4,753,573	655,610	732,450	16,301,622	5,917,392
Net increase (decrease) in net assets resulting from operations	692,055	692,101	6,266,373	6,668,244	1,059,255	1,139,338	20,649,897	11,938,189
Contract Transactions:
Purchase payments received from contract owners	281,437	631,179	124,938	470,306	3,694	13,969	22,543	22,754
Net transfers (including fixed account)	110,540	79,258	(1,448,503)	(696,294)	(267,397)	(98,056)	(6,495,070)	(1,121,181)
Contract charges	(84,518)	(79,446)	(171,962)	(168,578)	(31,806)	(33,070)	(322,350)	(317,430)
Transfers for contract benefits and terminations	(1,198,734)	(1,102,488)	(1,875,076)	(2,466,038)	(478,370)	(735,311)	(4,788,299)	(5,880,617)
Net increase (decrease) in net assets resulting from contract transactions	(891,275)	(471,497)	(3,370,603)	(2,860,604)	(773,879)	(852,468)	(11,583,176)	(7,296,474)
Net increase (decrease) in net assets	(199,220)	220,604	2,895,770	3,807,640	285,376	286,870	9,066,721	4,641,715
Net Assets:
Beginning of year	9,071,314	8,850,710	24,833,450	21,025,810	4,367,370	4,080,500	49,108,591	44,466,876
End of year	$8,872,094	$9,071,314	$27,729,220	$24,833,450	$4,652,746	$4,367,370	$58,175,312	$49,108,591

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	American Funds® Growth-Income Sub-Account		BHFTI AB Global Dynamic Allocation Sub-Account		BHFTI AB International Bond Sub-Account
	2020	2019	2020	2019	2020	2019 (a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(64,651)	$18,019	$382,084	$2,691,975	$5,992	$(370)
Net realized gains (losses)	1,193,822	3,226,496	9,458,492	5,290,899	2,779	16
Change in unrealized gains (losses) on investments	1,839,884	2,558,541	(4,449,408)	12,445,259	25,245	878
Net increase (decrease) in net assets resulting from operations	2,969,055	5,803,056	5,391,168	20,428,133	34,016	524
Contract Transactions:
Purchase payments received from contract owners	195,046	838,312	746,218	797,816	740,740	133,288
Net transfers (including fixed account)	(239,371)	7,262	52,983	(191,146)	105,473	2,726
Contract charges	(173,023)	(175,569)	(1,579,255)	(1,645,784)	(2,267)	—
Transfers for contract benefits and terminations	(2,757,329)	(2,855,958)	(10,503,345)	(13,398,485)	(6,588)	(2)
Net increase (decrease) in net assets resulting from contract transactions	(2,974,677)	(2,185,953)	(11,283,399)	(14,437,599)	837,358	136,012
Net increase (decrease) in net assets	(5,622)	3,617,103	(5,892,231)	5,990,534	871,374	136,536
Net Assets:
Beginning of year	28,423,083	24,805,980	135,837,547	129,847,013	136,536	—
End of year	$28,417,461	$28,423,083	$129,945,316	$135,837,547	$1,007,910	$136,536
The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI American Funds® Balanced Allocation Sub-Account		BHFTI American Funds® Growth Allocation Sub-Account		BHFTI American Funds® Growth Sub-Account		BHFTI American Funds® Moderate Allocation Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$351,875	$511,661	$(33,215)	$67,557	$(512,283)	$(641,263)	$332,172	$402,674
Net realized gains (losses)	13,332,855	15,875,782	9,260,371	9,839,639	9,495,082	8,556,367	4,923,677	5,952,562
Change in unrealized gains (losses) on investments	15,180,101	17,224,532	7,706,255	11,071,979	21,652,427	5,987,155	5,893,899	7,084,204
Net increase (decrease) in net assets resulting from operations	28,864,831	33,611,975	16,933,411	20,979,175	30,635,226	13,902,259	11,149,748	13,439,440
Contract Transactions:
Purchase payments received from contract owners	6,838,340	6,318,460	3,946,979	3,159,458	7,792,105	5,959,942	5,281,597	3,523,860
Net transfers (including fixed account)	1,629,284	1,403,985	(1,128,585)	309,101	(7,796,149)	81,710	1,730,637	475,522
Contract charges	(2,120,770)	(2,063,800)	(1,145,378)	(1,129,391)	(611,907)	(488,879)	(1,049,030)	(1,022,032)
Transfers for contract benefits and terminations	(15,763,263)	(16,529,220)	(6,430,887)	(7,884,458)	(3,768,918)	(4,488,875)	(8,622,322)	(9,582,653)
Net increase (decrease) in net assets resulting from contract transactions	(9,416,409)	(10,870,575)	(4,757,871)	(5,545,290)	(4,384,869)	1,063,898	(2,659,118)	(6,605,303)
Net increase (decrease) in net assets	19,448,422	22,741,400	12,175,540	15,433,885	26,250,357	14,966,157	8,490,630	6,834,137
Net Assets:
Beginning of year	216,959,616	194,218,216	114,487,890	99,054,005	62,976,175	48,010,018	103,603,783	96,769,646
End of year	$236,408,038	$216,959,616	$126,663,430	$114,487,890	$89,226,532	$62,976,175	$112,094,413	$103,603,783

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTI AQR Global Risk Balanced Sub-Account		BHFTI BlackRock Global Tactical Strategies Sub-Account		BHFTI BlackRock High Yield Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$920,272	$1,701,275	$235,672	$(3,205,922)	$1,213,853	$1,038,247
Net realized gains (losses)	8,305,622	(2,544,752)	20,287,409	1,430,917	(61,410)	(48,557)
Change in unrealized gains (losses) on investments	(8,025,188)	19,865,233	(14,883,581)	45,020,750	1,388,983	1,847,973
Net increase (decrease) in net assets resulting from operations	1,200,706	19,021,756	5,639,500	43,245,745	2,541,426	2,837,663
Contract Transactions:
Purchase payments received from contract owners	115,332	505,433	661,699	719,612	12,169,057	6,334,949
Net transfers (including fixed account)	63,393	(1,194,759)	(384,602)	(2,763,384)	3,408,064	1,351,690
Contract charges	(1,342,819)	(1,444,566)	(2,895,913)	(3,052,549)	(284,378)	(200,511)
Transfers for contract benefits and terminations	(8,797,540)	(11,723,470)	(17,636,542)	(23,601,486)	(2,831,635)	(2,280,668)
Net increase (decrease) in net assets resulting from contract transactions	(9,961,634)	(13,857,362)	(20,255,358)	(28,697,807)	12,461,108	5,205,460
Net increase (decrease) in net assets	(8,760,928)	5,164,394	(14,615,858)	14,547,938	15,002,534	8,043,123
Net Assets:
Beginning of year	114,258,756	109,094,362	253,291,322	238,743,384	28,165,526	20,122,403
End of year	$105,497,828	$114,258,756	$238,675,464	$253,291,322	$43,168,060	$28,165,526

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI Brighthouse Asset Allocation 100 Sub-Account		BHFTI Brighthouse Balanced Plus Sub-Account		BHFTI Brighthouse Small Cap Value Sub-Account		BHFTI Brighthouse/Aberdeen Emerging Markets Equity Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(482,626)	$(139,359)	$4,167,577	$2,696,267	$(56,620)	$(217,760)	$106,991	$13,905
Net realized gains (losses)	11,109,231	11,837,058	48,904,303	2,841,517	422,858	2,473,524	610,429	198,067
Change in unrealized gains (losses) on investments	6,231,640	11,002,098	(4,940,731)	83,764,556	(795,219)	4,408,426	6,216,193	4,921,538
Net increase (decrease) in net assets resulting from operations	16,858,245	22,699,797	48,131,149	89,302,340	(428,981)	6,664,190	6,933,613	5,133,510
Contract Transactions:
Purchase payments received from contract owners	776,441	1,352,957	5,345,488	3,601,332	320,548	403,181	339,362	171,932
Net transfers (including fixed account)	(1,867,116)	(3,046,813)	(436,021)	1,489,254	379,203	(47,568)	(1,672,588)	(196,032)
Contract charges	(756,038)	(761,725)	(5,317,825)	(5,309,594)	(172,086)	(202,900)	(235,304)	(246,408)
Transfers for contract benefits and terminations	(5,494,195)	(7,438,393)	(36,381,626)	(35,126,975)	(2,165,932)	(2,612,436)	(2,899,074)	(2,916,279)
Net increase (decrease) in net assets resulting from contract transactions	(7,340,908)	(9,893,974)	(36,789,984)	(35,345,983)	(1,638,267)	(2,459,723)	(4,467,604)	(3,186,787)
Net increase (decrease) in net assets	9,517,337	12,805,823	11,341,165	53,956,357	(2,067,248)	4,204,467	2,466,009	1,946,723
Net Assets:
Beginning of year	105,927,507	93,121,684	475,407,587	421,451,230	29,864,040	25,659,573	30,651,301	28,704,578
End of year	$115,444,844	$105,927,507	$486,748,752	$475,407,587	$27,796,792	$29,864,040	$33,117,310	$30,651,301

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account		BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account		BHFTI Brighthouse/Templeton International Bond Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$283,763	$255,830	$264,419	$299,630	$123,119	$170,428
Net realized gains (losses)	(90,601)	(22,680)	(228,997)	(48,162)	(43,869)	(18,679)
Change in unrealized gains (losses) on investments	(137,509)	192,308	(70,263)	233,589	(273,094)	(159,697)
Net increase (decrease) in net assets resulting from operations	55,653	425,458	(34,841)	485,057	(193,844)	(7,948)
Contract Transactions:
Purchase payments received from contract owners	709,236	1,435,714	178,848	536,008	4,220	15,904
Net transfers (including fixed account)	373,090	209,266	(554,071)	857,770	410,462	328,164
Contract charges	(86,146)	(69,791)	(161,141)	(154,011)	(28,877)	(28,417)
Transfers for contract benefits and terminations	(655,576)	(576,041)	(971,214)	(1,501,139)	(119,454)	(172,741)
Net increase (decrease) in net assets resulting from contract transactions	340,604	999,148	(1,507,578)	(261,372)	266,351	142,910
Net increase (decrease) in net assets	396,257	1,424,606	(1,542,419)	223,685	72,507	134,962
Net Assets:
Beginning of year	8,963,538	7,538,932	16,321,879	16,098,194	2,653,379	2,518,417
End of year	$9,359,795	$8,963,538	$14,779,460	$16,321,879	$2,725,886	$2,653,379

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI Brighthouse/Wellington Large Cap Research Sub-Account		BHFTI Clarion Global Real Estate Sub-Account		BHFTI Harris Oakmark International Sub-Account		BHFTI Invesco Balanced-Risk Allocation Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(12,117)	$(11,337)	$472,869	$276,708	$732,031	$283,792	$1,418,478	$(569,493)
Net realized gains (losses)	144,851	246,355	294,135	233,920	48,582	3,272,203	1,424,404	(452,064)
Change in unrealized gains (losses) on investments	179,585	182,656	(1,726,234)	3,407,050	2,795,916	6,462,474	51,310	6,095,126
Net increase (decrease) in net assets resulting from operations	312,319	417,674	(959,230)	3,917,678	3,576,529	10,018,469	2,894,192	5,073,569
Contract Transactions:
Purchase payments received from contract owners	2,860	360	315,526	172,020	1,282,588	1,270,944	1,151,259	483,336
Net transfers (including fixed account)	(46,219)	(27,615)	1,736,763	(1,016,420)	2,521,565	581,164	(74,752)	(2,450,817)
Contract charges	(15,143)	(16,515)	(117,843)	(140,736)	(353,994)	(394,624)	(419,594)	(457,190)
Transfers for contract benefits and terminations	(81,683)	(186,747)	(1,357,950)	(2,532,210)	(4,138,574)	(4,635,409)	(3,239,064)	(3,690,362)
Net increase (decrease) in net assets resulting from contract transactions	(140,185)	(230,517)	576,496	(3,517,346)	(688,415)	(3,177,925)	(2,582,151)	(6,115,033)
Net increase (decrease) in net assets	172,134	187,157	(382,734)	400,332	2,888,114	6,840,544	312,041	(1,041,464)
Net Assets:
Beginning of year	1,672,902	1,485,745	18,605,549	18,205,217	51,536,041	44,695,497	38,350,427	39,391,891
End of year	$1,845,036	$1,672,902	$18,222,815	$18,605,549	$54,424,155	$51,536,041	$38,662,468	$38,350,427

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Sub-Account		BHFTI Invesco Global Equity Sub-Account		BHFTI Invesco Small Cap Growth Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$202,864	$199,939	$(24,864)	$(22,442)	$(495,269)	$(439,953)
Net realized gains (losses)	1,700,791	4,308,024	244,694	576,914	2,256,617	4,411,607
Change in unrealized gains (losses) on investments	(2,208,411)	2,140,342	659,148	433,753	14,060,606	1,375,321
Net increase (decrease) in net assets resulting from operations	(304,756)	6,648,305	878,978	988,225	15,821,954	5,346,975
Contract Transactions:
Purchase payments received from contract owners	569,755	607,288	6,770	10,054	4,600,188	2,046,063
Net transfers (including fixed account)	2,336,635	36,931	(396,717)	(24,413)	(4,188,636)	406,386
Contract charges	(204,058)	(225,495)	(24,040)	(25,856)	(229,361)	(196,967)
Transfers for contract benefits and terminations	(2,881,131)	(3,828,325)	(427,563)	(446,644)	(2,178,224)	(2,600,743)
Net increase (decrease) in net assets resulting from contract transactions	(178,799)	(3,409,601)	(841,550)	(486,859)	(1,996,033)	(345,261)
Net increase (decrease) in net assets	(483,555)	3,238,704	37,428	501,366	13,825,921	5,001,714
Net Assets:
Beginning of year	33,155,293	29,916,589	3,980,202	3,478,836	28,722,701	23,720,987
End of year	$32,671,738	$33,155,293	$4,017,630	$3,980,202	$42,548,622	$28,722,701

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI JPMorgan Core Bond Sub-Account		BHFTI JPMorgan Global Active Allocation Sub-Account		BHFTI JPMorgan Small Cap Value Sub-Account		BHFTI Loomis Sayles Global Allocation Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$476,495	$792,378	$550,086	$876,586	$(9,519)	$(13,621)	$(170,389)	$(27,364)
Net realized gains (losses)	141,283	(46,425)	2,136,978	335,669	(43,339)	387,756	1,635,194	2,102,222
Change in unrealized gains (losses) on investments	1,112,231	999,860	3,707,808	7,900,140	316,454	222,952	777,316	1,903,518
Net increase (decrease) in net assets resulting from operations	1,730,009	1,745,813	6,394,872	9,112,395	263,596	597,087	2,242,121	3,978,376
Contract Transactions:
Purchase payments received from contract owners	2,613,699	1,171,830	2,897,893	640,346	2,108	834	1,081,741	543,074
Net transfers (including fixed account)	3,656,917	1,207,807	(51,871)	402,831	288,370	161,364	(148,050)	(327,488)
Contract charges	(305,337)	(269,589)	(722,342)	(749,355)	(22,924)	(26,233)	(145,666)	(143,718)
Transfers for contract benefits and terminations	(3,586,053)	(2,796,767)	(5,712,633)	(6,262,643)	(238,327)	(469,722)	(1,527,064)	(1,830,521)
Net increase (decrease) in net assets resulting from contract transactions	2,379,226	(686,719)	(3,588,953)	(5,968,821)	29,227	(333,757)	(739,039)	(1,758,653)
Net increase (decrease) in net assets	4,109,235	1,059,094	2,805,919	3,143,574	292,823	263,330	1,503,082	2,219,723
Net Assets:
Beginning of year	28,682,200	27,623,106	64,742,260	61,598,686	3,698,007	3,434,677	18,565,513	16,345,790
End of year	$32,791,435	$28,682,200	$67,548,179	$64,742,260	$3,990,830	$3,698,007	$20,068,595	$18,565,513

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTI Loomis Sayles Growth Sub-Account		BHFTI MetLife Multi-Index Targeted Risk Sub-Account		BHFTI MFS® Research International Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(405,640)	$(362,894)	$390,602	$320,639	$168,365	$(84,161)
Net realized gains (losses)	17,074,382	7,546,185	4,651,128	269,095	1,237,337	1,571,495
Change in unrealized gains (losses) on investments	(6,253,520)	1,248,054	(2,495,440)	8,263,335	1,680,768	5,084,035
Net increase (decrease) in net assets resulting from operations	10,415,222	8,431,345	2,546,290	8,853,069	3,086,470	6,571,369
Contract Transactions:
Purchase payments received from contract owners	226,612	844,258	1,684,662	832,601	626,432	666,038
Net transfers (including fixed account)	(9,775,052)	325,474	820,132	3,961,776	(167,238)	460,872
Contract charges	(327,506)	(357,959)	(585,235)	(578,779)	(200,594)	(195,510)
Transfers for contract benefits and terminations	(3,409,185)	(4,718,357)	(3,686,682)	(4,901,339)	(2,744,984)	(2,866,443)
Net increase (decrease) in net assets resulting from contract transactions	(13,285,131)	(3,906,584)	(1,767,123)	(685,741)	(2,486,384)	(1,935,043)
Net increase (decrease) in net assets	(2,869,909)	4,524,761	779,167	8,167,328	600,086	4,636,326
Net Assets:
Beginning of year	44,736,528	40,211,767	52,615,574	44,448,246	30,470,897	25,834,571
End of year	$41,866,619	$44,736,528	$53,394,741	$52,615,574	$31,070,983	$30,470,897

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI Morgan Stanley Discovery Sub-Account		BHFTI PanAgora Global Diversified Risk Sub-Account		BHFTI PIMCO Inflation Protected Bond Sub-Account		BHFTI PIMCO Total Return Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(249,205)	$(176,411)	$87,629	$86,153	$557,522	$964,239	$2,579,248	$1,637,093
Net realized gains (losses)	5,820,245	3,330,321	333,720	28,382	(395,943)	(736,251)	728,996	(187,296)
Change in unrealized gains (losses) on investments	9,855,394	719,914	103,542	674,546	4,583,895	3,226,027	4,693,441	6,770,063
Net increase (decrease) in net assets resulting from operations	15,426,434	3,873,824	524,891	789,081	4,745,474	3,454,015	8,001,685	8,219,860
Contract Transactions:
Purchase payments received from contract owners	352,180	327,535	626,052	450,556	776,603	654,278	4,506,949	2,978,376
Net transfers (including fixed account)	(4,381,360)	(1,220,434)	550,088	103,860	1,954,643	238,064	3,423,445	3,149,666
Contract charges	(124,704)	(90,430)	(55,933)	(49,895)	(505,598)	(507,014)	(1,205,517)	(1,207,630)
Transfers for contract benefits and terminations	(1,307,313)	(1,512,335)	(532,423)	(341,506)	(4,218,131)	(6,183,503)	(11,574,961)	(12,612,512)
Net increase (decrease) in net assets resulting from contract transactions	(5,461,197)	(2,495,664)	587,784	163,015	(1,992,483)	(5,798,175)	(4,850,084)	(7,692,100)
Net increase (decrease) in net assets	9,965,237	1,378,160	1,112,675	952,096	2,752,991	(2,344,160)	3,151,601	527,760
Net Assets:
Beginning of year	11,737,864	10,359,704	4,799,922	3,847,826	52,681,910	55,026,070	125,479,864	124,952,104
End of year	$21,703,101	$11,737,864	$5,912,597	$4,799,922	$55,434,901	$52,681,910	$128,631,465	$125,479,864

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTI Schroders Global Multi-Asset Sub-Account		BHFTI SSGA Emerging Markets Enhanced Index Sub-Account		BHFTI SSGA Growth and Income ETF Sub-Account
	2020	2019	2020	2019 (a)	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$144,141	$15,865	$2,149	$(468)	$945,872	$663,423
Net realized gains (losses)	2,325,448	286,482	1,665	(300)	2,928,017	4,479,894
Change in unrealized gains (losses) on investments	(2,330,979)	7,910,560	33,481	11,600	2,954,700	8,606,620
Net increase (decrease) in net assets resulting from operations	138,610	8,212,907	37,295	10,832	6,828,589	13,749,937
Contract Transactions:
Purchase payments received from contract owners	806,608	331,614	85,927	110,315	3,646,872	3,260,348
Net transfers (including fixed account)	562,071	(1,364,555)	(6,696)	10,180	(180,014)	(155,029)
Contract charges	(496,242)	(526,420)	(1,605)	(83)	(890,679)	(882,269)
Transfers for contract benefits and terminations	(3,519,761)	(4,124,224)	(1,377)	(492)	(5,253,773)	(6,858,487)
Net increase (decrease) in net assets resulting from contract transactions	(2,647,324)	(5,683,585)	76,249	119,920	(2,677,594)	(4,635,437)
Net increase (decrease) in net assets	(2,508,714)	2,529,322	113,544	130,752	4,150,995	9,114,500
Net Assets:
Beginning of year	45,838,902	43,309,580	130,752	—	88,116,882	79,002,382
End of year	$43,330,188	$45,838,902	$244,296	$130,752	$92,267,877	$88,116,882

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI SSGA Growth ETF Sub-Account		BHFTI T. Rowe Price Large Cap Value Sub-Account		BHFTI T. Rowe Price Mid Cap Growth Sub-Account		BHFTI Victory Sycamore Mid Cap Value Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$410,286	$216,943	$408,247	$247,307	$(801,498)	$(754,874)	$(13,591)	$(80,601)
Net realized gains (losses)	1,800,774	3,087,403	3,475,043	6,651,347	6,070,847	8,679,343	967,238	676,085
Change in unrealized gains (losses) on investments	1,894,327	5,354,135	(2,649,354)	4,740,254	6,592,417	3,852,618	349,082	3,513,809
Net increase (decrease) in net assets resulting from operations	4,105,387	8,658,481	1,233,936	11,638,908	11,861,766	11,777,087	1,302,729	4,109,293
Contract Transactions:
Purchase payments received from contract owners	604,752	318,659	2,066,424	1,532,838	5,929,259	3,342,363	234,693	265,670
Net transfers (including fixed account)	(558,549)	1,056,238	1,984,460	534,982	(1,900,865)	(1,705,313)	443,774	(261,528)
Contract charges	(512,137)	(508,116)	(343,250)	(361,208)	(399,826)	(370,223)	(139,494)	(151,087)
Transfers for contract benefits and terminations	(2,990,596)	(2,349,338)	(4,496,001)	(5,568,819)	(3,893,969)	(3,934,016)	(1,112,749)	(1,909,598)
Net increase (decrease) in net assets resulting from contract transactions	(3,456,530)	(1,482,557)	(788,367)	(3,862,207)	(265,401)	(2,667,189)	(573,776)	(2,056,543)
Net increase (decrease) in net assets	648,857	7,175,924	445,569	7,776,701	11,596,365	9,109,898	728,953	2,052,750
Net Assets:
Beginning of year	49,729,593	42,553,669	56,504,655	48,727,954	50,530,533	41,420,635	17,797,016	15,744,266
End of year	$50,378,450	$49,729,593	$56,950,224	$56,504,655	$62,126,898	$50,530,533	$18,525,969	$17,797,016

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTI Wells Capital Management Mid Cap Value Sub-Account		BHFTI Western Asset Management Government Income Sub-Account		BHFTII Baillie Gifford International Stock Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(122,722)	$(189,463)	$416,729	$531,541	$28,944	$(70,745)
Net realized gains (losses)	711,545	237,773	489,043	(68,200)	1,461,267	1,250,744
Change in unrealized gains (losses) on investments	(372,182)	5,509,448	1,636,091	1,905,539	1,810,107	2,347,818
Net increase (decrease) in net assets resulting from operations	216,641	5,557,758	2,541,863	2,368,880	3,300,318	3,527,817
Contract Transactions:
Purchase payments received from contract owners	240,273	115,562	1,177,769	428,273	679,048	188,832
Net transfers (including fixed account)	636,781	(660,243)	5,347,877	1,758,894	(802,765)	(701,765)
Contract charges	(121,989)	(136,685)	(551,021)	(510,363)	(126,407)	(130,232)
Transfers for contract benefits and terminations	(2,822,961)	(2,151,063)	(6,540,042)	(5,233,581)	(967,513)	(1,144,877)
Net increase (decrease) in net assets resulting from contract transactions	(2,067,896)	(2,832,429)	(565,417)	(3,556,777)	(1,217,637)	(1,788,042)
Net increase (decrease) in net assets	(1,851,255)	2,725,329	1,976,446	(1,187,897)	2,082,681	1,739,775
Net Assets:
Beginning of year	20,317,543	17,592,214	39,631,125	40,819,022	14,010,380	12,270,605
End of year	$18,466,288	$20,317,543	$41,607,571	$39,631,125	$16,093,061	$14,010,380

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTII BlackRock Bond Income Sub-Account		BHFTII BlackRock Capital Appreciation Sub-Account		BHFTII BlackRock Ultra-Short Term Bond Sub-Account		BHFTII Brighthouse Asset Allocation 20 Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$234,212	$211,689	$(103,450)	$(45,272)	$31,461	$(35,468)	$141,141	$54,918
Net realized gains (losses)	133,955	(5,398)	1,029,779	580,152	52,473	194,270	309,250	169,759
Change in unrealized gains (losses) on investments	464,465	550,976	1,711,416	282,916	(782,168)	(28,999)	526,697	605,119
Net increase (decrease) in net assets resulting from operations	832,632	757,267	2,637,745	817,796	(698,234)	129,803	977,088	829,796
Contract Transactions:
Purchase payments received from contract owners	3,527,179	1,970,168	4,427,832	1,312,223	2,252,922	1,098,700	280,909	397,052
Net transfers (including fixed account)	3,395,627	487,657	(88,132)	69,855	15,572,384	12,470,317	1,941,518	1,196,215
Contract charges	(104,333)	(79,234)	(48,189)	(25,318)	(559,644)	(514,465)	(89,834)	(71,821)
Transfers for contract benefits and terminations	(3,300,378)	(779,582)	(137,614)	(165,623)	(14,586,685)	(15,367,678)	(1,221,018)	(806,486)
Net increase (decrease) in net assets resulting from contract transactions	3,518,095	1,599,009	4,153,897	1,191,137	2,678,977	(2,313,126)	911,575	714,960
Net increase (decrease) in net assets	4,350,727	2,356,276	6,791,642	2,008,933	1,980,743	(2,183,323)	1,888,663	1,544,756
Net Assets:
Beginning of year	11,162,312	8,806,036	4,300,435	2,291,502	47,748,304	49,931,627	9,365,830	7,821,074
End of year	$15,513,039	$11,162,312	$11,092,077	$4,300,435	$49,729,047	$47,748,304	$11,254,493	$9,365,830

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 40 Sub-Account		BHFTII Brighthouse Asset Allocation 60 Sub-Account		BHFTII Brighthouse Asset Allocation 80 Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,036,547	$1,713,648	$2,929,046	$1,945,382	$596,820	$410,914
Net realized gains (losses)	10,694,433	12,188,846	28,200,671	35,359,435	28,527,197	35,564,850
Change in unrealized gains (losses) on investments	10,864,131	24,291,535	23,342,608	40,127,614	19,928,666	36,850,551
Net increase (decrease) in net assets resulting from operations	24,595,111	38,194,029	54,472,325	77,432,431	49,052,683	72,826,315
Contract Transactions:
Purchase payments received from contract owners	1,998,924	1,641,360	6,385,352	2,239,317	2,391,853	1,300,310
Net transfers (including fixed account)	235,626	(1,035,585)	(929,045)	4,493,127	(11,442,441)	(7,884,139)
Contract charges	(2,664,807)	(2,754,585)	(4,201,863)	(4,336,803)	(2,987,337)	(3,101,602)
Transfers for contract benefits and terminations	(23,500,912)	(32,570,328)	(34,067,875)	(44,347,046)	(25,246,661)	(31,409,791)
Net increase (decrease) in net assets resulting from contract transactions	(23,931,169)	(34,719,138)	(32,813,431)	(41,951,405)	(37,284,586)	(41,095,222)
Net increase (decrease) in net assets	663,942	3,474,891	21,658,894	35,481,026	11,768,097	31,731,093
Net Assets:
Beginning of year	294,316,953	290,842,062	491,164,015	455,682,989	382,529,406	350,798,313
End of year	$294,980,895	$294,316,953	$512,822,909	$491,164,015	$394,297,503	$382,529,406

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account		BHFTII Brighthouse/Dimensional International Small Company Sub-Account		BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account		BHFTII Frontier Mid Cap Growth Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(105,368)	$(142,675)	$42,552	$(26,940)	$(82,977)	$(78,858)	$(141,887)	$(133,068)
Net realized gains (losses)	154,084	1,551,578	(8,733)	325,409	8,700,434	7,938,990	1,130,017	1,267,280
Change in unrealized gains (losses) on investments	733,874	987,087	349,359	697,054	(2,008,187)	11,214,395	1,621,395	982,918
Net increase (decrease) in net assets resulting from operations	782,590	2,395,990	383,178	995,523	6,609,270	19,074,527	2,609,525	2,117,130
Contract Transactions:
Purchase payments received from contract owners	264,301	301,307	29,381	357,354	1,234,417	624,459	1,292,525	542,480
Net transfers (including fixed account)	723,040	61,975	2,103	(98,881)	290,042	(2,309,544)	(153,067)	(272,788)
Contract charges	(76,313)	(79,091)	(42,237)	(43,122)	(531,909)	(549,097)	(62,649)	(58,729)
Transfers for contract benefits and terminations	(851,506)	(1,077,294)	(383,821)	(471,009)	(7,538,374)	(8,609,928)	(661,319)	(824,473)
Net increase (decrease) in net assets resulting from contract transactions	59,522	(793,103)	(394,574)	(255,658)	(6,545,824)	(10,844,110)	415,490	(613,510)
Net increase (decrease) in net assets	842,112	1,602,887	(11,396)	739,865	63,446	8,230,417	3,025,015	1,503,620
Net Assets:
Beginning of year	13,046,116	11,443,229	5,518,448	4,778,583	78,887,115	70,656,698	8,613,331	7,109,711
End of year	$13,888,228	$13,046,116	$5,507,052	$5,518,448	$78,950,561	$78,887,115	$11,638,346	$8,613,331

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTII Jennison Growth Sub-Account		BHFTII Loomis Sayles Small Cap Core Sub-Account		BHFTII Loomis Sayles Small Cap Growth Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(945,776)	$(684,178)	$(14,073)	$(14,099)	$(5,514)	$(5,782)
Net realized gains (losses)	9,286,983	8,483,446	63,573	86,383	69,346	93,862
Change in unrealized gains (losses) on investments	18,579,790	5,034,362	57,166	87,827	82,801	19,095
Net increase (decrease) in net assets resulting from operations	26,920,997	12,833,630	106,666	160,111	146,633	107,175
Contract Transactions:
Purchase payments received from contract owners	8,041,936	3,299,407	240	22,240	—	—
Net transfers (including fixed account)	(5,459,796)	(1,804,221)	53,354	32,213	(24,259)	9,534
Contract charges	(403,808)	(332,896)	(8,231)	(9,125)	(3,376)	(3,768)
Transfers for contract benefits and terminations	(4,709,719)	(5,596,644)	(68,250)	(53,123)	(17,822)	(95,918)
Net increase (decrease) in net assets resulting from contract transactions	(2,531,387)	(4,434,354)	(22,887)	(7,795)	(45,457)	(90,152)
Net increase (decrease) in net assets	24,389,610	8,399,276	83,779	152,316	101,176	17,023
Net Assets:
Beginning of year	52,230,907	43,831,631	833,345	681,029	468,283	451,260
End of year	$76,620,517	$52,230,907	$917,124	$833,345	$569,459	$468,283
The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTII MetLife Aggregate Bond Index Sub-Account		BHFTII MetLife Mid Cap Stock Index Sub-Account		BHFTII MetLife MSCI EAFE® Index Sub-Account		BHFTII MetLife Russell 2000® Index Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$269,122	$249,527	$(26,273)	$(39,391)	$113,842	$67,021	$(38,768)	$(70,287)
Net realized gains (losses)	148,094	(44,620)	544,682	891,173	67,143	114,236	688,422	1,135,293
Change in unrealized gains (losses) on investments	708,539	924,851	729,231	867,752	518,743	1,163,287	1,657,992	1,127,248
Net increase (decrease) in net assets resulting from operations	1,125,755	1,129,758	1,247,640	1,719,534	699,728	1,344,544	2,307,646	2,192,254
Contract Transactions:
Purchase payments received from contract owners	4,632,161	2,001,973	888,793	747,078	680,230	664,139	1,295,393	1,381,146
Net transfers (including fixed account)	9,878,674	1,318,754	(181,338)	123,050	561,399	361,311	(87,909)	513,475
Contract charges	(257,003)	(186,695)	(72,851)	(69,791)	(76,984)	(70,209)	(91,868)	(76,087)
Transfers for contract benefits and terminations	(2,975,350)	(1,565,167)	(751,379)	(902,089)	(461,930)	(706,148)	(1,840,742)	(1,270,100)
Net increase (decrease) in net assets resulting from contract transactions	11,278,482	1,568,865	(116,775)	(101,752)	702,715	249,093	(725,126)	548,434
Net increase (decrease) in net assets	12,404,237	2,698,623	1,130,865	1,617,782	1,402,443	1,593,637	1,582,520	2,740,688
Net Assets:
Beginning of year	19,134,533	16,435,910	8,858,249	7,240,467	8,199,643	6,606,006	11,955,820	9,215,132
End of year	$31,538,770	$19,134,533	$9,989,114	$8,858,249	$9,602,086	$8,199,643	$13,538,340	$11,955,820

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Sub-Account		BHFTII MFS® Total Return Sub-Account		BHFTII MFS® Value Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$115,938	$210,720	$47,449	$47,500	$74,780	$56,716
Net realized gains (losses)	5,858,548	5,952,252	321,555	396,665	1,336,429	1,536,564
Change in unrealized gains (losses) on investments	5,296,747	7,031,368	110,778	708,490	(592,800)	3,771,743
Net increase (decrease) in net assets resulting from operations	11,271,233	13,194,340	479,782	1,152,655	818,409	5,365,023
Contract Transactions:
Purchase payments received from contract owners	12,290,679	6,285,109	46,393	2,544	1,212,458	1,250,446
Net transfers (including fixed account)	(2,817,228)	(164,943)	192,652	(107,999)	1,264,789	(140,714)
Contract charges	(427,100)	(375,939)	(45,598)	(49,446)	(194,672)	(197,952)
Transfers for contract benefits and terminations	(4,256,041)	(5,973,542)	(585,271)	(743,946)	(1,528,720)	(2,264,497)
Net increase (decrease) in net assets resulting from contract transactions	4,790,310	(229,315)	(391,824)	(898,847)	753,855	(1,352,717)
Net increase (decrease) in net assets	16,061,543	12,965,025	87,958	253,808	1,572,264	4,012,306
Net Assets:
Beginning of year	59,292,658	46,327,633	6,814,865	6,561,057	23,660,739	19,648,433
End of year	$75,354,201	$59,292,658	$6,902,823	$6,814,865	$25,233,003	$23,660,739

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTII Neuberger Berman Genesis Sub-Account		BHFTII T. Rowe Price Large Cap Growth Sub-Account		BHFTII T. Rowe Price Small Cap Growth Sub-Account		BHFTII VanEck Global Natural Resources Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(200,347)	$(201,682)	$(656,291)	$(443,562)	$(6,829)	$(7,175)	$(13,609)	$(48,635)
Net realized gains (losses)	1,275,146	1,972,926	4,015,407	4,921,977	59,357	92,142	(314,274)	(142,747)
Change in unrealized gains (losses) on investments	1,641,023	1,083,088	10,624,075	3,339,802	33,547	27,185	1,217,999	585,975
Net increase (decrease) in net assets resulting from operations	2,715,822	2,854,332	13,983,191	7,818,217	86,075	112,152	890,116	394,593
Contract Transactions:
Purchase payments received from contract owners	520,710	463,579	7,425,807	3,961,839	—	—	5,481	19,227
Net transfers (including fixed account)	(676,155)	(43,362)	(87,636)	497,486	(9,117)	(3,869)	(229,183)	639,241
Contract charges	(85,388)	(89,740)	(341,482)	(248,744)	(4,109)	(4,210)	(42,492)	(44,183)
Transfers for contract benefits and terminations	(1,222,232)	(983,110)	(2,765,391)	(2,378,823)	(33,838)	(92,835)	(374,810)	(360,758)
Net increase (decrease) in net assets resulting from contract transactions	(1,463,065)	(652,633)	4,231,298	1,831,758	(47,064)	(100,914)	(641,004)	253,527
Net increase (decrease) in net assets	1,252,757	2,201,699	18,214,489	9,649,975	39,011	11,238	249,112	648,120
Net Assets:
Beginning of year	12,847,737	10,646,038	36,415,233	26,765,258	412,112	400,874	4,127,141	3,479,021
End of year	$14,100,494	$12,847,737	$54,629,722	$36,415,233	$451,123	$412,112	$4,376,253	$4,127,141

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account		BHFTII Western Asset Management U.S. Government Sub-Account		BlackRock Global Allocation V.I. Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,666,212	$2,171,457	$329,063	$250,618	$7,771	$6,593
Net realized gains (losses)	(46,413)	249,921	85,264	(105,766)	158,364	43,835
Change in unrealized gains (losses) on investments	353,346	5,381,189	402,560	880,508	289,722	40,582
Net increase (decrease) in net assets resulting from operations	2,973,145	7,802,567	816,887	1,025,360	455,857	91,010
Contract Transactions:
Purchase payments received from contract owners	2,850,192	2,669,112	2,564,482	1,437,142	1,166,506	816,742
Net transfers (including fixed account)	3,208,803	(89,572)	6,421,305	372,287	279,074	203,200
Contract charges	(492,054)	(496,967)	(231,332)	(224,797)	(17,044)	(3,695)
Transfers for contract benefits and terminations	(6,704,127)	(8,854,154)	(5,461,722)	(4,542,116)	(157,031)	(5,775)
Net increase (decrease) in net assets resulting from contract transactions	(1,137,186)	(6,771,581)	3,292,733	(2,957,484)	1,271,505	1,010,472
Net increase (decrease) in net assets	1,835,959	1,030,986	4,109,620	(1,932,124)	1,727,362	1,101,482
Net Assets:
Beginning of year	65,273,070	64,242,084	23,768,953	25,701,077	1,299,249	197,767
End of year	$67,109,029	$65,273,070	$27,878,573	$23,768,953	$3,026,611	$1,299,249

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	Fidelity® VIP Contrafund Sub-Account		Fidelity® VIP Equity-Income Sub-Account		Fidelity® VIP Mid Cap Sub-Account		FTVIPT Franklin Income VIP Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(270,277)	$(223,716)	$24	$95	$(117,515)	$(94,401)	$731,509	$747,136
Net realized gains (losses)	986,101	2,609,618	567	1,991	(2,371)	1,516,556	(103,401)	352,572
Change in unrealized gains (losses) on investments	4,111,385	2,377,104	103	3,253	2,211,889	1,165,891	(827,303)	1,458,562
Net increase (decrease) in net assets resulting from operations	4,827,209	4,763,006	694	5,339	2,092,003	2,588,046	(199,195)	2,558,270
Contract Transactions:
Purchase payments received from contract owners	580,548	423,073	—	—	421,537	359,580	321,522	491,057
Net transfers (including fixed account)	(1,370,500)	(451,962)	442	143	271,244	52,351	1,219,710	252,991
Contract charges	(134,062)	(126,983)	(82)	(247)	(78,792)	(83,552)	(119,052)	(136,719)
Transfers for contract benefits and terminations	(1,616,104)	(2,594,084)	(4)	(28,398)	(1,338,013)	(2,454,484)	(1,773,990)	(2,557,976)
Net increase (decrease) in net assets resulting from contract transactions	(2,540,118)	(2,749,956)	356	(28,502)	(724,024)	(2,126,105)	(351,810)	(1,950,647)
Net increase (decrease) in net assets	2,287,091	2,013,050	1,050	(23,163)	1,367,979	461,941	(551,005)	607,623
Net Assets:
Beginning of year	19,110,902	17,097,852	13,301	36,464	13,094,588	12,632,647	19,093,371	18,485,748
End of year	$21,397,993	$19,110,902	$14,351	$13,301	$14,462,567	$13,094,588	$18,542,366	$19,093,371

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	FTVIPT Franklin Mutual Shares VIP Sub-Account		FTVIPT Franklin Small Cap Value VIP Sub-Account		FTVIPT Templeton Foreign VIP Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$34,206	$11,418	$3,469	$(9,686)	$165,657	$(3,249)
Net realized gains (losses)	46,986	313,335	58,637	470,258	(142,773)	(4,162)
Change in unrealized gains (losses) on investments	(253,832)	240,920	116,179	258,376	(165,311)	1,090,267
Net increase (decrease) in net assets resulting from operations	(172,640)	565,673	178,285	718,948	(142,427)	1,082,856
Contract Transactions:
Purchase payments received from contract owners	5,179	6,079	106,798	71,710	30,234	41,230
Net transfers (including fixed account)	312,680	815	227,687	45,899	1,342,007	739,178
Contract charges	(17,878)	(20,283)	(18,167)	(22,543)	(69,556)	(77,650)
Transfers for contract benefits and terminations	(431,406)	(444,956)	(421,545)	(508,320)	(647,407)	(809,922)
Net increase (decrease) in net assets resulting from contract transactions	(131,425)	(458,345)	(105,227)	(413,254)	655,278	(107,164)
Net increase (decrease) in net assets	(304,065)	107,328	73,058	305,694	512,851	975,692
Net Assets:
Beginning of year	2,993,280	2,885,952	3,350,116	3,044,422	11,164,052	10,188,360
End of year	$2,689,215	$2,993,280	$3,423,174	$3,350,116	$11,676,903	$11,164,052

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	FTVIPT Templeton Global Bond VIP Sub-Account		Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account		Invesco V.I. Equity and Income Sub-Account		Invesco V.I. International Growth Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$571,567	$541,834	$(29,901)	$(44,592)	$117,140	$152,066	$60,773	$(7,522)
Net realized gains (losses)	(237,700)	(140,609)	74,362	377,088	753,934	1,538,634	443,935	987,815
Change in unrealized gains (losses) on investments	(908,398)	(327,077)	530,414	389,857	212,864	1,101,973	396,356	1,088,533
Net increase (decrease) in net assets resulting from operations	(574,531)	74,148	574,875	722,353	1,083,938	2,792,673	901,064	2,068,826
Contract Transactions:
Purchase payments received from contract owners	105,984	363,318	17,566	14,096	495,764	1,117,931	173,491	86,806
Net transfers (including fixed account)	950,748	232,741	85,392	87,848	228,178	122,742	108,702	(209,129)
Contract charges	(77,807)	(84,255)	(20,946)	(23,158)	(109,040)	(114,775)	(58,578)	(65,432)
Transfers for contract benefits and terminations	(1,145,119)	(1,546,624)	(291,327)	(565,975)	(2,513,434)	(2,830,606)	(1,185,508)	(1,471,441)
Net increase (decrease) in net assets resulting from contract transactions	(166,194)	(1,034,820)	(209,315)	(487,189)	(1,898,532)	(1,704,708)	(961,893)	(1,659,196)
Net increase (decrease) in net assets	(740,725)	(960,672)	365,560	235,164	(814,594)	1,087,965	(60,829)	409,630
Net Assets:
Beginning of year	8,916,190	9,876,862	3,377,338	3,142,174	16,792,600	15,704,635	8,769,800	8,360,170
End of year	$8,175,465	$8,916,190	$3,742,898	$3,377,338	$15,978,006	$16,792,600	$8,708,971	$8,769,800

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Aggressive Growth Sub-Account		LMPVET ClearBridge Variable Appreciation Sub-Account		LMPVET ClearBridge Variable Dividend Strategy Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(119,109)	$(90,761)	$(93,062)	$(17,819)	$(17,709)	$(17,062)
Net realized gains (losses)	2,047,678	674,520	1,901,475	3,187,497	560,364	1,956,755
Change in unrealized gains (losses) on investments	664,071	2,884,129	1,093,446	2,626,948	163,706	1,551,061
Net increase (decrease) in net assets resulting from operations	2,592,640	3,467,888	2,901,859	5,796,626	706,361	3,490,754
Contract Transactions:
Purchase payments received from contract owners	603,801	694,220	1,149,125	1,066,779	518,098	494,087
Net transfers (including fixed account)	(236,529)	281,359	(780,538)	(1,022,031)	(34,146)	(642,663)
Contract charges	(97,179)	(92,921)	(171,676)	(170,212)	(94,959)	(101,293)
Transfers for contract benefits and terminations	(1,653,620)	(1,891,522)	(2,294,493)	(3,506,301)	(1,293,381)	(1,994,555)
Net increase (decrease) in net assets resulting from contract transactions	(1,383,527)	(1,008,864)	(2,097,582)	(3,631,765)	(904,388)	(2,244,424)
Net increase (decrease) in net assets	1,209,113	2,459,024	804,277	2,164,861	(198,027)	1,246,330
Net Assets:
Beginning of year	17,801,850	15,342,826	24,573,880	22,409,019	14,150,185	12,903,855
End of year	$19,010,963	$17,801,850	$25,378,157	$24,573,880	$13,952,158	$14,150,185

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	LMPVET ClearBridge Variable Large Cap Growth Sub-Account		LMPVET ClearBridge Variable Large Cap Value Sub-Account		LMPVET ClearBridge Variable Small Cap Growth Sub-Account		LMPVET QS Variable Conservative Growth Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(4,383)	$(3,291)	$(1,443)	$(501)	$(84,073)	$(74,604)	$9,662	$10,648
Net realized gains (losses)	23,237	19,460	24,136	44,261	852,011	743,291	56,609	90,483
Change in unrealized gains (losses) on investments	49,320	46,341	(40,643)	45,761	1,473,992	446,152	75,355	175,039
Net increase (decrease) in net assets resulting from operations	68,174	62,510	(17,950)	89,521	2,241,930	1,114,839	141,626	276,170
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—	458,268	626,944	764	794
Net transfers (including fixed account)	(23,502)	(3,866)	(16,477)	(76,792)	(621,206)	7,439	36,180	62,412
Contract charges	(513)	(466)	(1,290)	(1,995)	(48,927)	(39,740)	(11,597)	(14,436)
Transfers for contract benefits and terminations	(3,029)	(16,615)	(86,238)	(36,998)	(425,256)	(615,233)	(202,529)	(527,129)
Net increase (decrease) in net assets resulting from contract transactions	(27,044)	(20,947)	(104,005)	(115,785)	(637,121)	(20,590)	(177,182)	(478,359)
Net increase (decrease) in net assets	41,130	41,563	(121,955)	(26,264)	1,604,809	1,094,249	(35,556)	(202,189)
Net Assets:
Beginning of year	255,317	213,754	352,143	378,407	5,569,386	4,475,137	1,715,186	1,917,375
End of year	$296,447	$255,317	$230,188	$352,143	$7,174,195	$5,569,386	$1,679,630	$1,715,186

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	LMPVET QS Variable Growth Sub-Account		LMPVET QS Variable Moderate Growth Sub-Account		LMPVIT Western Asset Variable Global High Yield Bond Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,401	$375	$66	$62	$172,541	$264,005
Net realized gains (losses)	39,779	57,724	1,403	1,418	(116,196)	(140,708)
Change in unrealized gains (losses) on investments	59,950	141,112	2,154	4,601	299,184	731,818
Net increase (decrease) in net assets resulting from operations	101,130	199,211	3,623	6,081	355,529	855,115
Contract Transactions:
Purchase payments received from contract owners	1,180	780	—	—	589,974	386,606
Net transfers (including fixed account)	22,642	5,912	—	—	(7,666)	26,684
Contract charges	(2,079)	(2,353)	(54)	(54)	(56,901)	(55,576)
Transfers for contract benefits and terminations	(36,522)	(119,959)	(7)	(5)	(812,009)	(1,265,413)
Net increase (decrease) in net assets resulting from contract transactions	(14,779)	(115,620)	(61)	(59)	(286,602)	(907,699)
Net increase (decrease) in net assets	86,351	83,591	3,562	6,022	68,927	(52,584)
Net Assets:
Beginning of year	1,087,531	1,003,940	38,824	32,802	7,144,096	7,196,680
End of year	$1,173,882	$1,087,531	$42,386	$38,824	$7,213,023	$7,144,096

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	PIMCO VIT High Yield Sub-Account		PIMCO VIT Low Duration Sub-Account		Pioneer VCT Mid Cap Value Sub-Account		Putnam VT Equity Income Sub-Account
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,345	$3,128	$(108)	$578	$(7,709)	$(6,400)	$237	$716
Net realized gains (losses)	88	2,889	3	(16)	17,840	102,008	4,783	14,777
Change in unrealized gains (losses) on investments	530	5,523	746	538	5,964	346,768	(1,376)	4,528
Net increase (decrease) in net assets resulting from operations	2,963	11,540	641	1,100	16,095	442,376	3,644	20,021
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—	4,198	37,139	—	—
Net transfers (including fixed account)	2,368	3	(117)	(186)	136,999	(86,908)	2,581	999
Contract charges	(391)	(499)	(310)	(310)	(9,076)	(10,735)	—	—
Transfers for contract benefits and terminations	(1,257)	(39,049)	(6)	(1,900)	(189,406)	(278,763)	(8)	(26,232)
Net increase (decrease) in net assets resulting from contract transactions	720	(39,545)	(433)	(2,396)	(57,285)	(339,267)	2,573	(25,233)
Net increase (decrease) in net assets	3,683	(28,005)	208	(1,296)	(41,190)	103,109	6,217	(5,212)
Net Assets:
Beginning of year	71,192	99,197	42,724	44,020	1,849,005	1,745,896	69,846	75,058
End of year	$74,875	$71,192	$42,932	$42,724	$1,807,815	$1,849,005	$76,063	$69,846

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	Putnam VT Sustainable Leaders Sub-Account		Russell Global Real Estate Securities Sub-Account		Russell International Developed Markets Sub-Account
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,496)	$(1,943)	$13	$346	$(17)	$169
Net realized gains (losses)	28,453	37,762	(5)	11	(3)	12
Change in unrealized gains (losses) on investments	55,689	40,357	(630)	1,249	532	1,979
Net increase (decrease) in net assets resulting from operations	81,646	76,176	(622)	1,606	512	2,160
Contract Transactions:
Purchase payments received from contract owners	6,763	7,492	—	—	—	—
Net transfers (including fixed account)	(2,379)	(1,160)	—	—	—	—
Contract charges	—	—	—	—	—	—
Transfers for contract benefits and terminations	(3)	—	(4)	(3)	(2)	(2)
Net increase (decrease) in net assets resulting from contract transactions	4,381	6,332	(4)	(3)	(2)	(2)
Net increase (decrease) in net assets	86,027	82,508	(626)	1,603	510	2,158
Net Assets:
Beginning of year	297,395	214,887	9,639	8,036	14,108	11,950
End of year	$383,422	$297,395	$9,013	$9,639	$14,618	$14,108

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2020 and 2019

	Russell Strategic Bond Sub-Account		Russell U.S. Small Cap Equity Sub-Account
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$113	$340	$(57)	$(38)
Net realized gains (losses)	886	326	106	80
Change in unrealized gains (losses) on investments	774	1,158	523	860
Net increase (decrease) in net assets resulting from operations	1,773	1,824	572	902
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—
Net transfers (including fixed account)	—	—	—	—
Contract charges	—	—	—	—
Transfers for contract benefits and terminations	(4)	(2)	(4)	(3)
Net increase (decrease) in net assets resulting from contract transactions	(4)	(2)	(4)	(3)
Net increase (decrease) in net assets	1,769	1,822	568	899
Net Assets:
Beginning of year	25,559	23,737	5,106	4,207
End of year	$27,328	$25,559	$5,674	$5,106

(a) For the period April 29, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

	Russell U.S. Strategic Equity Sub-Account		TAP 1919 Variable Socially Responsive Balanced Sub-Account
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(593)	$(175)	$(1,614)	$(754)
Net realized gains (losses)	616	3,174	12,892	6,864
Change in unrealized gains (losses) on investments	13,598	10,646	26,429	17,624
Net increase (decrease) in net assets resulting from operations	13,621	13,645	37,707	23,734
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—
Net transfers (including fixed account)	—	—	—	141,799
Contract charges	—	—	(35)	(35)
Transfers for contract benefits and terminations	(4)	(3)	(9)	(7)
Net increase (decrease) in net assets resulting from contract transactions	(4)	(3)	(44)	141,757
Net increase (decrease) in net assets	13,617	13,642	37,663	165,491
Net Assets:
Beginning of year	61,585	47,943	180,142	14,651
End of year	$75,202	$61,585	$217,805	$180,142

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The company is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio, or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

American Funds Insurance Series® ("American Funds®")

BlackRock Variable Series Funds, Inc. ("BlackRock")

Brighthouse Funds Trust I ("BHFTI")*

Brighthouse Funds Trust II ("BHFTII")*

Fidelity® Variable Insurance Products ("Fidelity® VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

Morgan Stanley Variable Insurance Fund, Inc. ("Morgan Stanley VIF")

PIMCO Variable Insurance Trust ("PIMCO VIT")

Pioneer Variable Contracts Trust ("Pioneer VCT")

Putnam Variable Trust ("Putnam VT")

Russell Investment Funds ("Russell")

Trust for Advised Portfolios ("TAP")

* See Note 4 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company, the Separate Account and/or the Separate Account's investments.

Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for certain underlying mutual funds.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2020:

American Funds® Bond Sub-Account (a)

American Funds® Global Growth Sub-Account (a)

American Funds® Global Small Capitalization Sub-Account (a)

American Funds® Growth Sub-Account

American Funds® Growth-Income Sub-Account (a)

BHFTI AB Global Dynamic Allocation Sub-Account

BHFTI AB International Bond Sub-Account

BHFTI American Funds® Balanced Allocation Sub-Account

BHFTI American Funds® Growth Allocation Sub-Account

BHFTI American Funds® Growth Sub-Account

BHFTI American Funds® Moderate Allocation Sub-Account

BHFTI AQR Global Risk Balanced Sub-Account

BHFTI BlackRock Global Tactical Strategies Sub-Account

BHFTI BlackRock High Yield Sub-Account (a)

BHFTI Brighthouse Asset Allocation 100 Sub-Account

BHFTI Brighthouse Balanced Plus Sub-Account

BHFTI Brighthouse Small Cap Value Sub-Account (a)

BHFTI Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (a)

BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account

BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account

BHFTI Brighthouse/Templeton International Bond Sub-Account

BHFTI Brighthouse/Wellington Large Cap Research Sub-Account (a)

BHFTI Clarion Global Real Estate Sub-Account (a)

BHFTI Harris Oakmark International Sub-Account (a)

BHFTI Invesco Balanced-Risk Allocation Sub-Account

BHFTI Invesco Comstock Sub-Account

BHFTI Invesco Global Equity Sub-Account

BHFTI Invesco Small Cap Growth Sub-Account (a)

BHFTI JPMorgan Core Bond Sub-Account

BHFTI JPMorgan Global Active Allocation Sub-Account

BHFTI JPMorgan Small Cap Value Sub-Account (a)

BHFTI Loomis Sayles Global Allocation Sub-Account

BHFTI Loomis Sayles Growth Sub-Account (a)

BHFTI MetLife Multi-Index Targeted Risk Sub-Account

BHFTI MFS® Research International Sub-Account (a)

BHFTI Morgan Stanley Discovery Sub-Account (a)

BHFTI PanAgora Global Diversified Risk Sub-Account

BHFTI PIMCO Inflation Protected Bond Sub-Account

BHFTI PIMCO Total Return Sub-Account (a)

BHFTI Schroders Global Multi-Asset Sub-Account

BHFTI SSGA Emerging Markets Enhanced Index Sub-Account

BHFTI SSGA Growth and Income ETF Sub-Account

BHFTI SSGA Growth ETF Sub-Account

BHFTI T. Rowe Price Large Cap Value Sub-Account (a)

BHFTI T. Rowe Price Mid Cap Growth Sub-Account (a)

BHFTI Victory Sycamore Mid Cap Value Sub Account (a)

BHFTI Wells Capital Management Mid Cap Value Sub-Account

BHFTI Western Asset Management Government Income Sub-Account

BHFTII Baillie Gifford International Stock Sub-Account

BHFTII BlackRock Bond Income Sub-Account (a)

BHFTII BlackRock Capital Appreciation Sub-Account (a)

BHFTII BlackRock Ultra-Short Term Bond Sub-Account (a)

BHFTII Brighthouse Asset Allocation 20 Sub-Account

BHFTII Brighthouse Asset Allocation 40 Sub-Account

BHFTII Brighthouse Asset Allocation 60 Sub-Account

BHFTII Brighthouse Asset Allocation 80 Sub-Account

BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account

BHFTII Brighthouse/Dimensional International Small Company Sub-Account

BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account (a)

BHFTII Frontier Mid Cap Growth Sub-Account

BHFTII Jennison Growth Sub-Account (a)

BHFTII Loomis Sayles Small Cap Core Sub-Account

BHFTII Loomis Sayles Small Cap Growth Sub-Account

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF SUB-ACCOUNTS — (Concluded)

BHFTII MetLife Aggregate Bond Index Sub-Account

BHFTII MetLife Mid Cap Stock Index Sub-Account

BHFTII MetLife MSCI EAFE® Index Sub-Account

BHFTII MetLife Russell 2000® Index Sub-Account

BHFTII MetLife Stock Index Sub-Account (a)

BHFTII MFS® Total Return Sub-Account (a)

BHFTII MFS® Value Sub-Account (a)

BHFTII Neuberger Berman Genesis Sub-Account (a)

BHFTII T. Rowe Price Large Cap Growth Sub-Account (a)

BHFTII T. Rowe Price Small Cap Growth Sub-Account (a)

BHFTII VanEck Global Natural Resources Sub-Account

BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account (a)

BHFTII Western Asset Management U.S. Government Sub-Account (a)

BlackRock Global Allocation V.I. Sub-Account

Fidelity® VIP Contrafund Sub-Account (a)

Fidelity® VIP Equity-Income Sub-Account

Fidelity® VIP Mid Cap Sub-Account

FTVIPT Franklin Income VIP Sub-Account

FTVIPT Franklin Mutual Shares VIP Sub-Account

FTVIPT Franklin Small Cap Value VIP Sub-Account

FTVIPT Templeton Foreign VIP Sub-Account (a)

FTVIPT Templeton Global Bond VIP Sub-Account

Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account

Invesco V.I. Equity and Income Sub-Account

Invesco V.I. International Growth Sub-Account (a)

LMPVET ClearBridge Variable Aggressive Growth Sub-Account (a)

LMPVET ClearBridge Variable Appreciation Sub-Account (a)

LMPVET ClearBridge Variable Dividend Strategy Sub-Account (a)

LMPVET ClearBridge Variable Large Cap Growth Sub-Account

LMPVET ClearBridge Variable Large Cap Value Sub-Account

LMPVET ClearBridge Variable Small Cap Growth Sub-Account (a)

LMPVET QS Variable Conservative Growth Sub-Account

LMPVET QS Variable Growth Sub-Account

LMPVET QS Variable Moderate Growth Sub-Account

LMPVIT Western Asset Variable Global High Yield Bond Sub-Account (a)

PIMCO VIT High Yield Sub-Account

PIMCO VIT Low Duration Sub-Account

Pioneer VCT Mid Cap Value Sub-Account

Putnam VT Equity Income Sub-Account

Putnam VT Sustainable Leaders Sub-Account (a)

Russell Global Real Estate Securities Sub-Account

Russell International Developed Markets Sub-Account

Russell Strategic Bond Sub-Account

Russell U.S. Small Cap Equity Sub-Account

Russell U.S. Strategic Equity Sub-Account

TAP 1919 Variable Socially Responsive Balanced Sub-Account

(a)  This Sub-Account may invest in two or more share classes within the underlying fund, portfolio, or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2020:

BHFTI Brighthouse/Artisan International Sub-Account

BHFTI TCW Core Fixed Income Sub-Account

Morgan Stanley VIF Global Infrastructure Sub-Account

Pioneer VCT Real Estate Shares Sub-Account

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Sub-Account's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts are reported as contract transactions on the statement of changes in net assets of the applicable Sub-Accounts.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

Net Transfers

Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges paid to the company and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2020:

Mortality and Expense Risk	0.50	% - 1.60%
Administrative	0.15	% - 0.25%
Optional Death Benefit Rider	0.15	% - 0.30%
Guaranteed Minimum Accumulation Benefit	1.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

Guaranteed Minimum Income Benefit/Lifetime Income Solution — For an additional charge, the company will guarantee a minimum payment regardless of market conditions.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES AND RELATED PARTY TRANSACTIONS — (Concluded)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2020:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50	% - 1.80%
Guaranteed Withdrawal Benefit	0.25	% - 1.40%
Guaranteed Minimum Income Benefit/Lifetime Income Solution	0.50	% - 1.50%
Enhanced Guaranteed Withdrawal Benefit	0.55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENTS OF INVESTMENTS

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
American Funds® Bond Sub-Account	756,842	8,190,429	1,078,082	1,824,906
American Funds® Global Growth Sub-Account	681,090	16,736,947	1,007,054	3,977,853
American Funds® Global Small Capitalization Sub-Account	147,424	2,965,710	336,019	898,734
American Funds® Growth Sub-Account	488,171	31,234,216	1,606,764	12,603,935
American Funds® Growth-Income Sub-Account	520,171	22,150,153	1,328,162	3,672,991
BHFTI AB Global Dynamic Allocation Sub-Account	10,420,640	109,592,092	10,301,401	13,436,863
BHFTI AB International Bond Sub-Account	94,908	981,797	905,621	57,192
BHFTI American Funds® Balanced Allocation Sub-Account	21,491,641	200,900,034	24,536,258	21,544,647
BHFTI American Funds® Growth Allocation Sub-Account	11,949,381	106,274,990	16,816,273	13,202,852
BHFTI American Funds® Growth Sub-Account	6,319,162	61,851,415	15,495,788	12,845,192
BHFTI American Funds® Moderate Allocation Sub-Account	10,665,502	100,699,252	12,207,181	9,802,712
BHFTI AQR Global Risk Balanced Sub-Account	12,756,696	125,201,346	13,222,238	11,571,010
BHFTI BlackRock Global Tactical Strategies Sub-Account	23,038,177	226,664,525	25,062,525	25,141,550
BHFTI BlackRock High Yield Sub-Account	5,489,000	41,860,515	15,767,165	2,092,195
BHFTI Brighthouse Asset Allocation 100 Sub-Account	8,693,139	96,742,033	13,511,781	10,706,597
BHFTI Brighthouse Balanced Plus Sub-Account	41,110,539	430,335,675	63,496,795	51,375,527
BHFTI Brighthouse Small Cap Value Sub-Account	1,910,385	26,963,277	3,927,959	4,495,116
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Sub-Account	2,368,845	23,383,656	1,742,415	6,103,015
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account	949,273	9,585,239	1,980,754	1,356,377
BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account	1,572,288	15,159,904	3,156,831	4,399,998
BHFTI Brighthouse/Templeton International Bond Sub-Account	333,241	3,446,712	583,601	194,134
BHFTI Brighthouse/Wellington Large Cap Research Sub-Account	109,128	1,276,502	144,536	191,163
BHFTI Clarion Global Real Estate Sub-Account	1,592,869	17,908,401	2,687,484	1,294,314
BHFTI Harris Oakmark International Sub-Account	4,149,143	54,124,650	7,949,151	6,682,908
BHFTI Invesco Balanced-Risk Allocation Sub-Account	3,901,363	38,851,954	5,375,414	4,678,783
BHFTI Invesco Comstock Sub-Account	2,560,484	31,238,526	4,461,180	2,630,160
BHFTI Invesco Global Equity Sub-Account	137,451	2,652,146	204,733	1,061,684
BHFTI Invesco Small Cap Growth Sub-Account	2,456,737	31,751,238	5,810,981	6,230,928
BHFTI JPMorgan Core Bond Sub-Account	3,044,702	31,705,977	8,375,136	5,519,414
BHFTI JPMorgan Global Active Allocation Sub-Account	5,168,190	57,878,744	6,301,829	7,728,467
BHFTI JPMorgan Small Cap Value Sub-Account	256,045	3,631,311	446,337	426,640
BHFTI Loomis Sayles Global Allocation Sub-Account	1,051,815	14,923,231	2,740,362	2,498,871
BHFTI Loomis Sayles Growth Sub-Account	3,018,696	35,852,933	15,802,721	14,649,111
BHFTI MetLife Multi-Index Targeted Risk Sub-Account	4,184,544	50,131,040	9,236,639	6,249,771
BHFTI MFS® Research International Sub-Account	2,264,546	25,360,057	2,418,571	3,781,300
BHFTI Morgan Stanley Discovery Sub-Account	497,183	8,723,654	3,840,103	6,959,984
BHFTI PanAgora Global Diversified Risk Sub-Account	500,649	5,404,416	1,676,585	683,258
BHFTI PIMCO Inflation Protected Bond Sub-Account	5,156,737	54,607,592	6,774,762	8,209,737
BHFTI PIMCO Total Return Sub-Account	10,466,055	122,975,336	20,261,466	22,532,284
BHFTI Schroders Global Multi-Asset Sub-Account	3,485,941	41,093,928	4,824,105	5,101,216
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	21,116	199,229	113,152	34,756
BHFTI SSGA Growth and Income ETF Sub-Account	7,459,006	83,179,476	8,469,363	7,301,484
BHFTI SSGA Growth ETF Sub-Account	4,027,057	45,301,006	3,623,842	4,897,997
BHFTI T. Rowe Price Large Cap Value Sub-Account	1,999,240	54,876,617	9,805,812	6,282,635
BHFTI T. Rowe Price Mid Cap Growth Sub-Account	5,642,773	52,690,925	10,691,317	5,878,513
BHFTI Victory Sycamore Mid Cap Value Sub-Account	999,027	16,400,677	2,486,551	2,084,126
BHFTI Wells Capital Management Mid Cap Value Sub-Account	1,501,325	18,658,406	2,350,996	3,452,034
BHFTI Western Asset Management Government Income Sub-Account	3,691,892	39,825,415	9,736,477	9,885,151
BHFTII Baillie Gifford International Stock Sub-Account	1,038,934	10,778,103	2,453,789	2,807,854

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENTS OF INVESTMENTS — (Continued)

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII BlackRock Bond Income Sub-Account	138,519	14,861,400	7,639,906	3,887,642
BHFTII BlackRock Capital Appreciation Sub-Account	217,737	8,838,809	6,115,249	1,214,208
BHFTII BlackRock Ultra-Short Term Bond Sub-Account	496,049	50,070,584	27,974,024	25,263,628
BHFTII Brighthouse Asset Allocation 20 Sub-Account	982,929	10,535,343	5,158,130	3,870,140
BHFTII Brighthouse Asset Allocation 40 Sub-Account	24,913,931	292,938,603	24,046,339	31,857,759
BHFTII Brighthouse Asset Allocation 60 Sub-Account	41,124,534	503,446,507	48,150,124	45,928,285
BHFTII Brighthouse Asset Allocation 80 Sub-Account	28,530,936	378,703,259	40,885,219	44,752,961
BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account	61,393	12,711,410	1,387,545	1,173,522
BHFTII Brighthouse/Dimensional International Small Company Sub-Account	446,641	5,782,436	647,608	811,305
BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account	2,323,356	69,018,771	11,077,989	9,789,057
BHFTII Frontier Mid Cap Growth Sub-Account	308,546	9,361,849	2,921,936	1,593,925
BHFTII Jennison Growth Sub-Account	3,468,277	49,629,353	14,542,675	11,364,716
BHFTII Loomis Sayles Small Cap Core Sub-Account	3,685	836,076	166,602	132,436
BHFTII Loomis Sayles Small Cap Growth Sub-Account	39,086	452,421	84,911	69,326
BHFTII MetLife Aggregate Bond Index Sub-Account	2,805,943	30,740,815	15,555,882	4,008,293
BHFTII MetLife Mid Cap Stock Index Sub-Account	541,123	8,645,422	2,156,462	1,736,530
BHFTII MetLife MSCI EAFE® Index Sub-Account	665,427	8,127,311	1,510,604	651,709
BHFTII MetLife Russell 2000® Index Sub-Account	625,040	10,838,405	2,731,733	2,846,211
BHFTII MetLife Stock Index Sub-Account	1,304,474	55,115,486	17,597,853	8,590,348
BHFTII MFS® Total Return Sub-Account	39,592	5,806,837	589,013	664,929
BHFTII MFS® Value Sub-Account	1,635,879	23,867,769	4,863,604	2,609,370
BHFTII Neuberger Berman Genesis Sub-Account	602,802	10,135,928	1,481,712	2,252,007
BHFTII T. Rowe Price Large Cap Growth Sub-Account	1,953,536	42,617,960	13,935,177	6,993,563
BHFTII T. Rowe Price Small Cap Growth Sub-Account	18,437	311,719	60,402	70,016
BHFTII VanEck Global Natural Resources Sub-Account	428,628	4,222,999	643,341	1,297,946
BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	4,864,323	63,279,907	8,910,560	7,381,521
BHFTII Western Asset Management U.S. Government Sub-Account	2,320,823	27,590,145	11,172,661	7,550,868
BlackRock Global Allocation V.I. Sub-Account	185,796	2,719,035	1,652,807	213,030
Fidelity® VIP Contrafund Sub-Account	448,434	13,569,336	1,052,863	3,760,683
Fidelity® VIP Equity-Income Sub-Account	620	12,978	1,138	183
Fidelity® VIP Mid Cap Sub-Account	387,841	11,701,109	837,514	1,679,046
FTVIPT Franklin Income VIP Sub-Account	1,232,872	18,675,478	1,997,520	1,603,735
FTVIPT Franklin Mutual Shares VIP Sub-Account	162,100	2,805,534	445,864	447,740
FTVIPT Franklin Small Cap Value VIP Sub-Account	236,082	3,650,291	578,129	503,390
FTVIPT Templeton Foreign VIP Sub-Account	879,034	12,605,080	1,497,679	676,746
FTVIPT Templeton Global Bond VIP Sub-Account	591,568	10,168,462	1,575,440	1,170,072
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account	139,090	2,727,103	162,874	356,727
Invesco V.I. Equity and Income Sub-Account	896,634	14,116,567	1,659,850	2,774,569
Invesco V.I. International Growth Sub-Account	207,929	6,163,095	609,644	1,331,685
LMPVET ClearBridge Variable Aggressive Growth Sub-Account	634,864	14,547,906	2,428,908	2,336,041
LMPVET ClearBridge Variable Appreciation Sub-Account	492,810	16,316,433	2,148,966	3,606,643
LMPVET ClearBridge Variable Dividend Strategy Sub-Account	629,120	9,115,420	826,537	1,632,716
LMPVET ClearBridge Variable Large Cap Growth Sub-Account	7,860	162,651	11,293	31,919
LMPVET ClearBridge Variable Large Cap Value Sub-Account	11,603	201,737	31,306	113,750
LMPVET ClearBridge Variable Small Cap Growth Sub-Account	199,811	4,683,213	1,095,972	1,315,267
LMPVET QS Variable Conservative Growth Sub-Account	105,905	1,406,121	100,349	235,505
LMPVET QS Variable Growth Sub-Account	79,640	1,035,085	85,802	58,389

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENTS OF INVESTMENTS — (Concluded)

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
LMPVET QS Variable Moderate Growth Sub-Account	2,900	35,834	2,007	641
LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	963,546	7,361,204	1,079,164	1,193,219
PIMCO VIT High Yield Sub-Account	9,349	68,211	5,434	2,371
PIMCO VIT Low Duration Sub-Account	4,137	42,377	513	1,057
Pioneer VCT Mid Cap Value Sub-Account	101,907	1,808,669	279,372	294,483
Putnam VT Equity Income Sub-Account	2,982	56,222	9,154	2,078
Putnam VT Sustainable Leaders Sub-Account	8,377	231,937	35,283	6,862
Russell Global Real Estate Securities Sub-Account	627	8,756	127	121
Russell International Developed Markets Sub-Account	1,201	12,518	156	168
Russell Strategic Bond Sub-Account	2,512	26,658	1,359	372
Russell U.S. Small Cap Equity Sub-Account	360	4,731	114	65
Russell U.S. Strategic Equity Sub-Account	3,841	57,186	826	876
TAP 1919 Variable Socially Responsive Balanced Sub-Account	6,272	177,177	13,987	3,142

This page is intentionally left blank.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2020 and 2019:

	American Funds® Bond Sub-Account		American Funds® Global Growth Sub-Account		American Funds® Global Small Capitalization Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,698,951	1,102,843	757,371	666,508	93,529	106,255
Units issued and transferred from other funding options	2,103,688	741,531	836,912	214,969	90,152	8,220
Units redeemed and transferred to other funding options	(2,034,948)	(145,423)	(859,904)	(124,106)	(104,805)	(20,946)
Units end of year	1,767,691	1,698,951	734,379	757,371	78,876	93,529
	BHFTI AB International Bond Sub-Account		BHFTI American Funds® Balanced Allocation Sub-Account		BHFTI American Funds® Growth Allocation Sub-Account
	2020	2019 (a)	2020	2019	2020	2019
Units beginning of year	13,144	—	12,672,640	13,364,606	6,279,397	6,617,229
Units issued and transferred from other funding options	162,291	13,175	13,353,394	771,414	6,832,725	361,534
Units redeemed and transferred to other funding options	(81,295)	(31)	(13,903,383)	(1,463,380)	(7,081,504)	(699,366)
Units end of year	94,140	13,144	12,122,651	12,672,640	6,030,618	6,279,397
	BHFTI BlackRock Global Tactical Strategies Sub-Account		BHFTI BlackRock High Yield Sub-Account		BHFTI Brighthouse Asset Allocation 100 Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	17,655,618	19,774,509	1,950,758	1,287,335	4,772,123	5,260,585
Units issued and transferred from other funding options	17,304,790	180,936	3,366,457	812,282	4,728,664	106,545
Units redeemed and transferred to other funding options	(18,776,453)	(2,299,827)	(2,653,989)	(148,859)	(5,053,148)	(595,007)
Units end of year	16,183,955	17,655,618	2,663,226	1,950,758	4,447,639	4,772,123
	BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account		BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account		BHFTI Brighthouse/Templeton International Bond Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	726,357	646,814	1,626,120	1,653,824	217,145	205,255
Units issued and transferred from other funding options	913,572	201,661	1,855,211	230,673	275,807	32,648
Units redeemed and transferred to other funding options	(887,442)	(122,118)	(2,012,831)	(258,377)	(252,234)	(20,758)
Units end of year	752,487	726,357	1,468,500	1,626,120	240,718	217,145

	American Funds® Growth Sub-Account		American Funds® Growth-Income Sub-Account		BHFTI AB Global Dynamic Allocation Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	119,149	138,548	875,000	455,519	9,188,003	10,217,872
Units issued and transferred from other funding options	102,585	1,764	1,098,503	461,856	8,886,308	162,412
Units redeemed and transferred to other funding options	(127,104)	(21,163)	(1,067,463)	(42,375)	(9,667,463)	(1,192,281)
Units end of year	94,630	119,149	906,040	875,000	8,406,848	9,188,003
	BHFTI American Funds® Growth Sub-Account		BHFTI American Funds® Moderate Allocation Sub-Account		BHFTI AQR Global Risk Balanced Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	5,136,432	4,491,476	6,568,015	7,025,392	8,975,178	10,126,962
Units issued and transferred from other funding options	5,881,328	1,346,296	7,075,193	408,141	8,643,214	104,194
Units redeemed and transferred to other funding options	(6,123,594)	(701,340)	(7,265,458)	(865,518)	(9,454,890)	(1,255,978)
Units end of year	4,894,166	5,136,432	6,377,750	6,568,015	8,163,502	8,975,178
	BHFTI Brighthouse Balanced Plus Sub-Account		BHFTI Brighthouse Small Cap Value Sub-Account		BHFTI Brighthouse/Aberdeen Emerging Markets Equity Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	28,468,889	30,748,386	910,026	990,586	2,588,376	2,880,148
Units issued and transferred from other funding options	28,205,791	655,712	1,073,394	61,889	2,641,048	195,379
Units redeemed and transferred to other funding options	(30,394,619)	(2,935,209)	(1,119,349)	(142,449)	(2,996,730)	(487,151)
Units end of year	26,280,061	28,468,889	864,071	910,026	2,232,694	2,588,376
	BHFTI Brighthouse/Wellington Large Cap Research Sub-Account		BHFTI Clarion Global Real Estate Sub-Account		BHFTI Harris Oakmark International Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	71,956	82,238	871,120	1,046,491	1,759,844	1,871,869
Units issued and transferred from other funding options	70,637	2,724	1,085,401	31,087	2,292,603	179,768
Units redeemed and transferred to other funding options	(76,480)	(13,006)	(1,043,871)	(206,458)	(2,258,721)	(291,793)
Units end of year	66,113	71,956	912,650	871,120	1,793,726	1,759,844

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2020 and 2019:

	BHFTI Invesco Balanced-Risk Allocation Sub-Account		BHFTI Invesco Comstock Sub-Account		BHFTI Invesco Global Equity Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	28,935,666	34,047,720	1,499,605	1,664,588	102,972	116,549
Units issued and transferred from other funding options	29,886,337	1,062,401	1,767,758	102,044	97,637	3,896
Units redeemed and transferred to other funding options	(31,951,687)	(6,174,455)	(1,759,336)	(267,027)	(118,427)	(17,473)
Units end of year	26,870,316	28,935,666	1,508,027	1,499,605	82,182	102,972
	BHFTI JPMorgan Small Cap Value Sub-Account		BHFTI Loomis Sayles Global Allocation Sub-Account		BHFTI Loomis Sayles Growth Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	157,392	171,486	759,526	840,133	2,307,131	2,525,710
Units issued and transferred from other funding options	199,450	12,226	814,730	44,457	1,745,126	161,844
Units redeemed and transferred to other funding options	(194,472)	(26,320)	(849,297)	(125,064)	(2,431,440)	(380,423)
Units end of year	162,370	157,392	724,959	759,526	1,620,817	2,307,131
	BHFTI PanAgora Global Diversified Risk Sub-Account		BHFTI PIMCO Inflation Protected Bond Sub-Account		BHFTI PIMCO Total Return Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	3,676,013	3,544,530	3,570,836	3,976,454	6,719,811	7,156,264
Units issued and transferred from other funding options	4,711,205	616,146	3,976,581	266,805	7,696,348	678,977
Units redeemed and transferred to other funding options	(4,328,499)	(484,663)	(4,127,643)	(672,423)	(7,994,097)	(1,115,430)
Units end of year	4,058,719	3,676,013	3,419,774	3,570,836	6,422,062	6,719,811
	BHFTI SSGA Growth ETF Sub-Account		BHFTI T. Rowe Price Large Cap Value Sub-Account		BHFTI T. Rowe Price Mid Cap Growth Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	2,597,644	2,681,123	558,436	601,200	1,818,189	1,928,897
Units issued and transferred from other funding options	2,545,203	114,348	657,235	43,650	2,208,122	178,473
Units redeemed and transferred to other funding options	(2,733,308)	(197,827)	(662,826)	(86,414)	(2,205,835)	(289,181)
Units end of year	2,409,539	2,597,644	552,845	558,436	1,820,476	1,818,189

	BHFTI Invesco Small Cap Growth Sub-Account		BHFTI JPMorgan Core Bond Sub-Account		BHFTI JPMorgan Global Active Allocation Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	771,088	782,123	2,477,440	2,542,779	43,285,628	47,476,683
Units issued and transferred from other funding options	950,760	103,995	3,341,190	349,608	44,645,251	1,657,234
Units redeemed and transferred to other funding options	(987,754)	(115,030)	(3,157,346)	(414,947)	(47,172,132)	(5,848,289)
Units end of year	734,094	771,088	2,661,284	2,477,440	40,758,747	43,285,628
	BHFTI MetLife Multi-Index Targeted Risk Sub-Account		BHFTI MFS® Research International Sub-Account		BHFTI Morgan Stanley Discovery Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	32,319,545	32,838,193	1,554,900	1,665,206	361,933	440,192
Units issued and transferred from other funding options	34,868,429	3,746,151	1,557,496	122,735	349,503	30,006
Units redeemed and transferred to other funding options	(36,329,313)	(4,264,799)	(1,688,224)	(233,041)	(439,825)	(108,265)
Units end of year	30,858,661	32,319,545	1,424,172	1,554,900	271,611	361,933
	BHFTI Schroders Global Multi-Asset Sub-Account		BHFTI SSGA Emerging Markets Enhanced Index Sub-Account		BHFTI SSGA Growth and Income ETF Sub-Account
	2020	2019	2020	2019 (a)	2020	2019
Units beginning of year	30,051,102	34,002,282	12,728	—	4,769,378	5,040,707
Units issued and transferred from other funding options	30,776,274	697,190	29,334	13,554	4,928,839	263,050
Units redeemed and transferred to other funding options	(32,648,599)	(4,648,370)	(21,055)	(826)	(5,087,224)	(534,379)
Units end of year	28,178,777	30,051,102	21,007	12,728	4,610,993	4,769,378
	BHFTI Victory Sycamore Mid Cap Value Sub-Account		BHFTI Wells Capital Management Mid Cap Value Sub-Account		BHFTI Western Asset Management Government Income Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	385,188	433,096	690,833	798,082	3,474,529	3,791,273
Units issued and transferred from other funding options	451,959	18,655	731,388	17,532	4,522,938	277,447
Units redeemed and transferred to other funding options	(459,464)	(66,563)	(800,996)	(124,781)	(4,558,763)	(594,191)
Units end of year	377,683	385,188	621,225	690,833	3,438,704	3,474,529

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2020 and 2019:

	BHFTII Baillie Gifford International Stock Sub-Account		BHFTII BlackRock Bond Income Sub-Account		BHFTII BlackRock Capital Appreciation Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	816,882	937,037	170,143	146,429	107,037	91,092
Units issued and transferred from other funding options	887,361	33,030	307,422	45,886	168,300	23,126
Units redeemed and transferred to other funding options	(956,391)	(153,185)	(257,862)	(22,172)	(125,404)	(7,181)
Units end of year	747,852	816,882	219,703	170,143	149,933	107,037
	BHFTII Brighthouse Asset Allocation 60 Sub-Account		BHFTII Brighthouse Asset Allocation 80 Sub-Account		BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	25,803,127	27,892,903	18,822,400	21,038,503	506,338	539,932
Units issued and transferred from other funding options	25,259,293	1,217,684	17,795,664	239,781	613,396	34,931
Units redeemed and transferred to other funding options	(27,041,541)	(3,307,460)	(19,707,552)	(2,455,884)	(603,959)	(68,525)
Units end of year	24,020,879	25,803,127	16,910,512	18,822,400	515,775	506,338
	BHFTII Jennison Growth Sub-Account		BHFTII Loomis Sayles Small Cap Core Sub-Account		BHFTII Loomis Sayles Small Cap Growth Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,464,589	1,620,381	11,774	11,832	16,179	19,502
Units issued and transferred from other funding options	1,699,406	153,115	14,875	1,123	16,472	642
Units redeemed and transferred to other funding options	(1,783,332)	(308,907)	(14,806)	(1,181)	(17,748)	(3,965)
Units end of year	1,380,663	1,464,589	11,843	11,774	14,903	16,179
	BHFTII MetLife Russell 2000® Index Sub-Account		BHFTII MetLife Stock Index Sub-Account		BHFTII MFS® Total Return Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	339,156	324,847	1,905,561	1,931,296	88,865	107,850
Units issued and transferred from other funding options	430,597	72,027	2,624,883	331,187	87,184	1,314
Units redeemed and transferred to other funding options	(445,603)	(57,718)	(2,451,809)	(356,922)	(93,062)	(20,299)
Units end of year	324,150	339,156	2,078,635	1,905,561	82,987	88,865

	BHFTII BlackRock Ultra-Short Term Bond Sub-Account		BHFTII Brighthouse Asset Allocation 20 Sub-Account		BHFTII Brighthouse Asset Allocation 40 Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	5,161,657	5,290,563	811,835	629,209	17,118,149	19,202,713
Units issued and transferred from other funding options	10,369,880	2,296,370	1,129,163	339,329	16,593,575	502,191
Units redeemed and transferred to other funding options	(10,086,414)	(2,425,276)	(1,174,710)	(156,703)	(18,049,969)	(2,586,755)
Units end of year	5,445,123	5,161,657	766,288	811,835	15,661,755	17,118,149
	BHFTII Brighthouse/Dimensional International Small Company Sub-Account		BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account		BHFTII Frontier Mid Cap Growth Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	220,370	231,385	2,453,821	2,755,106	289,669	313,432
Units issued and transferred from other funding options	243,346	27,735	2,776,067	220,254	358,276	29,907
Units redeemed and transferred to other funding options	(258,434)	(38,750)	(2,803,761)	(521,539)	(347,266)	(53,670)
Units end of year	205,282	220,370	2,426,127	2,453,821	300,679	289,669
	BHFTII MetLife Aggregate Bond Index Sub-Account		BHFTII MetLife Mid Cap Stock Index Sub-Account		BHFTII MetLife MSCI EAFE® Index Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,145,343	1,062,730	242,817	247,006	514,486	499,779
Units issued and transferred from other funding options	2,671,467	306,583	314,038	38,380	672,212	83,686
Units redeemed and transferred to other funding options	(2,039,327)	(223,970)	(312,845)	(42,569)	(621,310)	(68,979)
Units end of year	1,777,483	1,145,343	244,010	242,817	565,388	514,486
	BHFTII MFS® Value Sub-Account		BHFTII Neuberger Berman Genesis Sub-Account		BHFTII T. Rowe Price Large Cap Growth Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	684,570	729,098	362,615	383,584	1,072,500	1,050,180
Units issued and transferred from other funding options	857,504	68,963	364,427	29,223	1,499,257	177,553
Units redeemed and transferred to other funding options	(830,203)	(113,491)	(403,810)	(50,192)	(1,438,028)	(155,233)
Units end of year	711,871	684,570	323,232	362,615	1,133,729	1,072,500

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2020 and 2019:

	BHFTII T. Rowe Price Small Cap Growth Sub-Account		BHFTII VanEck Global Natural Resources Sub-Account		BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	8,927	11,317	431,638	402,320	1,839,569	2,028,696
Units issued and transferred from other funding options	9,158	684	545,956	95,212	1,995,757	182,011
Units redeemed and transferred to other funding options	(10,060)	(3,074)	(593,620)	(65,894)	(2,036,386)	(371,138)
Units end of year	8,025	8,927	383,974	431,638	1,798,940	1,839,569
	Fidelity® VIP Equity-Income Sub-Account		Fidelity® VIP Mid Cap Sub-Account		FTVIPT Franklin Income VIP Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	123	1,307	168,355	197,251	266,046	294,051
Units issued and transferred from other funding options	131	2	189,086	17,448	290,480	15,789
Units redeemed and transferred to other funding options	(128)	(1,186)	(197,284)	(46,344)	(294,899)	(43,794)
Units end of year	126	123	160,157	168,355	261,627	266,046
	FTVIPT Templeton Global Bond VIP Sub-Account		Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account		Invesco V.I. Equity and Income Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	465,524	518,656	87,355	100,955	604,019	667,340
Units issued and transferred from other funding options	521,486	44,348	91,759	6,398	616,884	71,502
Units redeemed and transferred to other funding options	(529,626)	(97,480)	(97,043)	(19,998)	(688,565)	(134,823)
Units end of year	457,384	465,524	82,071	87,355	532,338	604,019
	LMPVET ClearBridge Variable Dividend Strategy Sub-Account		LMPVET ClearBridge Variable Large Cap Growth Sub-Account		LMPVET ClearBridge Variable Large Cap Value Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	442,875	521,884	6,040	6,572	10,912	14,915
Units issued and transferred from other funding options	461,262	20,873	5,410	5	7,228	34
Units redeemed and transferred to other funding options	(492,200)	(99,882)	(5,990)	(537)	(11,146)	(4,037)
Units end of year	411,937	442,875	5,460	6,040	6,994	10,912

	BHFTII Western Asset Management U.S. Government Sub-Account		BlackRock Global Allocation V.I. Sub-Account		Fidelity® VIP Contrafund Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,312,674	1,481,884	52,374	9,262	1,001,771	812,628
Units issued and transferred from other funding options	2,197,901	182,991	151,712	45,174	1,630,678	364,659
Units redeemed and transferred to other funding options	(2,018,431)	(352,201)	(101,724)	(2,062)	(1,331,710)	(175,516)
Units end of year	1,492,144	1,312,674	102,362	52,374	1,300,739	1,001,771
	FTVIPT Franklin Mutual Shares VIP Sub-Account		FTVIPT Franklin Small Cap Value VIP Sub-Account		FTVIPT Templeton Foreign VIP Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	80,076	93,265	171,679	196,488	452,328	465,043
Units issued and transferred from other funding options	88,334	2,800	195,309	13,616	562,433	41,440
Units redeemed and transferred to other funding options	(91,500)	(15,989)	(201,588)	(38,425)	(527,063)	(54,155)
Units end of year	76,910	80,076	165,400	171,679	487,698	452,328
	Invesco V.I. International Growth Sub-Account		LMPVET ClearBridge Variable Aggressive Growth Sub-Account		LMPVET ClearBridge Variable Appreciation Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	233,436	280,671	2,413,695	1,881,024	2,552,956	1,932,776
Units issued and transferred from other funding options	225,048	10,327	3,320,530	711,992	4,075,527	826,169
Units redeemed and transferred to other funding options	(251,140)	(57,562)	(2,916,108)	(179,321)	(3,401,215)	(205,989)
Units end of year	207,344	233,436	2,818,117	2,413,695	3,227,268	2,552,956
	LMPVET ClearBridge Variable Small Cap Growth Sub-Account		LMPVET QS Variable Conservative Growth Sub-Account		LMPVET QS Variable Growth Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,064,009	630,981	61,120	78,225	40,975	45,503
Units issued and transferred from other funding options	1,574,402	506,572	58,836	3,244	42,714	458
Units redeemed and transferred to other funding options	(1,458,051)	(73,544)	(65,159)	(20,349)	(43,320)	(4,986)
Units end of year	1,180,360	1,064,009	54,797	61,120	40,369	40,975

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2020 and 2019:

	LMPVET QS Variable Moderate Growth Sub-Account		LMPVIT Western Asset Variable Global High Yield Bond Sub-Account		PIMCO VIT High Yield Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,525	1,527	1,076,821	755,929	2,812	4,444
Units issued and transferred from other funding options	1,524	—	2,144,568	401,778	2,884	27
Units redeemed and transferred to other funding options	(1,526)	(2)	(1,608,429)	(80,886)	(2,861)	(1,659)
Units end of year	1,523	1,525	1,612,960	1,076,821	2,835	2,812
	Putnam VT Sustainable Leaders Sub-Account		Russell Global Real Estate Securities Sub-Account		Russell International Developed Markets Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	15,640	15,235	215	215	959	959
Units issued and transferred from other funding options	335	477	—	—	—	—
Units redeemed and transferred to other funding options	(131)	(72)	—	—	—	—
Units end of year	15,844	15,640	215	215	959	959

	TAP 1919 Variable Socially Responsive Balanced Sub-Account
	2020	2019
Units beginning of year	3,255	322
Units issued and transferred from other funding options	3,254	2,934
Units redeemed and transferred to other funding options	(3,255)	(1)
Units end of year	3,254	3,255

(a) For the period April 29, 2019 to December 31, 2019.

	PIMCO VIT Low Duration Sub-Account		Pioneer VCT Mid Cap Value Sub-Account		Putnam VT Equity Income Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	2,824	2,982	33,435	39,747	1,760	2,446
Units issued and transferred from other funding options	2,797	—	37,274	2,360	397	84
Units redeemed and transferred to other funding options	(2,825)	(158)	(38,067)	(8,672)	(321)	(770)
Units end of year	2,796	2,824	32,642	33,435	1,836	1,760
	Russell Strategic Bond Sub-Account		Russell U.S. Small Cap Equity Sub-Account		Russell U.S. Strategic Equity Sub-Account
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,250	1,250	206	206	2,931	2,931
Units issued and transferred from other funding options	—	—	—	—	—	—
Units redeemed and transferred to other funding options	—	—	—	—	—	—
Units end of year	1,250	1,250	206	206	2,931	2,931

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio, or series, for the respective stated periods in the five years ended December 31, 2020:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
American Funds® Bond	2020	1,767,691	1.15 - 23.46	8,872,094	2.04	0.95 - 1.65	7.69 - 8.69
Sub-Account	2019	1,698,951	1.06 - 21.58	9,071,314	2.53	0.95 - 1.65	7.40 - 8.32
	2018	1,102,843	0.99 - 19.92	8,850,710	2.38	0.95 - 1.65	(2.42) - (1.66)
	2017	516,719	1.02 - 20.26	9,619,168	1.93	0.95 - 1.65	1.90 - 2.69
	2016	510,982	17.19 - 19.73	9,328,684	1.64	0.95 - 1.65	1.26 - 1.97
American Funds® Global	2020	734,379	1.84 - 93.62	27,729,220	0.34	0.75 - 1.90	28.00 - 29.49
Growth Sub-Account	2019	757,371	1.43 - 72.30	24,833,450	1.09	0.75 - 1.90	32.73 - 34.27
	2018	666,508	1.08 - 53.85	21,025,810	0.64	0.75 - 1.90	(10.77) - (9.73)
	2017	529,487	1.21 - 59.65	26,149,102	0.65	0.75 - 1.90	21.63 - 30.49
	2016	568,974	36.46 - 45.71	22,371,779	0.91	0.75 - 1.90	(1.27) - (0.13)
American Funds® Global	2020	78,876	1.67 - 77.12	4,652,746	0.17	0.75 - 1.65	27.39 - 28.75
Small Capitalization	2019	93,529	1.31 - 59.90	4,367,370	0.15	0.75 - 1.65	29.23 - 30.54
Sub-Account	2018	106,255	1.01 - 45.89	4,080,500	0.08	0.75 - 1.65	(12.19) - (11.22)
	2017	109,931	43.30 - 51.69	5,191,799	0.43	0.75 - 1.65	23.84 - 24.96
	2016	121,273	34.96 - 41.36	4,602,725	0.25	0.75 - 1.65	0.43 - 1.34
American Funds® Growth	2020	94,630	538.26 - 822.93	58,175,312	0.31	0.75 - 1.90	49.21 - 50.94
Sub-Account	2019	119,149	360.73 - 545.20	49,108,591	0.73	0.75 - 1.90	28.31 - 29.80
	2018	138,548	281.13 - 420.04	44,466,876	0.41	0.75 - 1.90	(2.14) - (1.00)
	2017	167,420	287.27 - 424.27	54,936,688	0.49	0.75 - 1.90	25.89 - 27.34
	2016	193,398	228.20 - 333.19	50,326,729	0.76	0.75 - 1.90	7.43 - 8.67
American Funds®	2020	906,040	1.49 - 356.21	28,417,461	1.34	0.95 - 1.90	11.40 - 12.47
Growth-Income	2019	875,000	1.34 - 316.72	28,423,083	1.64	0.95 - 1.90	23.76 - 24.94
Sub-Account	2018	455,519	1.08 - 253.49	24,805,980	1.34	0.95 - 1.90	(3.65) - (2.72)
	2017	169,363	1.12 - 260.58	29,538,837	1.38	0.95 - 1.90	12.90 - 21.23
	2016	155,816	157.24 - 214.95	27,167,990	1.46	0.95 - 1.90	9.42 - 10.47
BHFTI AB Global Dynamic	2020	8,406,848	14.74 - 16.56	129,945,316	1.77	0.75 - 1.95	4.03 - 5.29
Allocation Sub-Account	2019	9,188,003	14.17 - 15.73	135,837,547	3.44	0.75 - 1.95	15.79 - 17.19
	2018	10,217,872	12.19 - 13.42	129,847,013	1.66	0.75 - 2.00	(8.82) - (7.67)
	2017	11,153,982	13.37 - 14.54	154,611,285	1.47	0.75 - 2.00	9.09 - 12.77
	2016	12,052,765	12.01 - 12.89	149,179,976	1.59	0.75 - 2.00	1.54 - 2.82
BHFTI AB International Bond	2020	94,140	10.66 - 10.71	1,007,910	2.19	1.30 - 1.55	2.78 - 3.03
Sub-Account	2019	13,144	10.38 - 10.39	136,536	—	1.30 - 1.55	3.79 - 3.97
(Commenced 4/29/2019)
BHFTI American Funds®	2020	12,122,651	18.52 - 21.16	236,408,038	1.71	0.90 - 1.95	13.33 - 14.53
Balanced Allocation	2019	12,672,640	16.34 - 18.47	216,959,616	1.80	0.90 - 1.95	17.22 - 18.46
Sub-Account	2018	13,364,606	13.94 - 15.59	194,218,216	1.46	0.90 - 1.95	(6.17) - (5.17)
	2017	14,654,093	14.85 - 16.44	226,000,539	1.49	0.90 - 1.95	10.36 - 15.81
	2016	15,611,686	12.96 - 14.20	209,263,299	1.61	0.90 - 1.95	5.73 - 6.84

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI American Funds®	2020	6,030,618	20.08 - 22.22	126,663,430	1.57	1.15 - 1.95	14.66 - 15.59
Growth Allocation	2019	6,279,397	17.51 - 19.23	114,487,890	1.67	1.15 - 1.95	7.84 - 22.22
Sub-Account	2018	6,617,229	14.44 - 15.73	99,054,005	1.22	1.15 - 1.95	(7.60) - (6.85)
	2017	6,972,911	15.63 - 16.89	112,574,239	1.24	1.15 - 1.95	19.01 - 19.96
	2016	7,212,209	13.13 - 14.08	97,519,287	1.30	1.15 - 1.95	6.85 - 7.71
BHFTI American Funds®	2020	4,894,166	2.18 - 37.96	89,226,532	0.83	0.95 - 1.95	48.70 - 50.20
Growth Sub-Account	2019	5,136,432	1.46 - 25.32	62,976,175	0.43	0.95 - 1.95	27.82 - 29.11
	2018	4,491,476	1.14 - 19.34	48,010,018	0.39	0.95 - 1.95	(2.43) - (1.44)
	2017	4,133,517	1.16 - 19.69	53,468,640	0.40	0.95 - 1.95	16.76 - 26.70
	2016	4,340,981	1.55 - 15.60	46,939,814	0.30	0.95 - 1.95	6.99 - 8.07
BHFTI American Funds®	2020	6,377,750	16.72 - 19.10	112,094,413	1.89	0.90 - 1.95	10.80 - 11.98
Moderate Allocation	2019	6,568,015	15.09 - 17.06	103,603,783	1.97	0.90 - 1.95	13.91 - 15.12
Sub-Account	2018	7,025,392	13.24 - 14.82	96,769,646	1.73	0.90 - 1.95	(5.29) - (4.29)
	2017	7,609,534	13.98 - 15.48	110,213,872	1.77	0.90 - 1.95	7.74 - 11.96
	2016	8,497,805	12.62 - 13.83	110,700,622	1.90	0.90 - 1.95	4.95 - 6.05
BHFTI AQR Global Risk	2020	8,163,502	11.81 - 13.84	105,497,828	2.35	0.75 - 1.95	1.03 - 2.25
Balanced Sub-Account	2019	8,975,178	11.61 - 13.54	114,258,756	2.94	0.75 - 1.95	17.60 - 19.02
	2018	10,126,962	9.81 - 11.38	109,094,362	0.38	0.75 - 2.00	(8.21) - (7.05)
	2017	11,131,799	10.61 - 12.24	129,921,112	1.70	0.75 - 2.00	6.41 - 8.98
	2016	12,028,480	9.79 - 11.23	129,696,803	—	0.75 - 2.00	6.80 - 8.15
BHFTI BlackRock Global	2020	16,183,955	14.08 - 15.81	238,675,464	1.57	0.75 - 1.95	2.29 - 3.53
Tactical Strategies	2019	17,655,618	13.76 - 15.27	253,291,322	0.20	0.75 - 1.95	18.30 - 19.72
Sub-Account	2018	19,774,509	11.59 - 12.76	238,743,384	1.42	0.75 - 2.00	(9.03) - (7.88)
	2017	21,234,869	12.74 - 13.85	280,307,728	0.67	0.75 - 2.00	9.18 - 12.46
	2016	22,869,283	11.47 - 12.31	270,299,765	1.45	0.75 - 2.00	2.36 - 3.65
BHFTI BlackRock High Yield	2020	2,663,226	1.18 - 40.26	43,168,060	5.09	0.75 - 1.95	5.42 - 6.70
Sub-Account	2019	1,950,758	1.12 - 37.73	28,165,526	5.79	0.75 - 1.95	12.64 - 13.99
	2018	1,287,335	0.99 - 33.10	20,122,403	4.80	0.75 - 1.95	(4.76) - (3.60)
	2017	676,724	26.58 - 34.33	19,418,263	5.34	0.75 - 1.95	5.68 - 6.96
	2016	722,071	25.15 - 32.10	19,527,426	6.56	0.75 - 1.95	11.78 - 13.13
BHFTI Brighthouse Asset	2020	4,447,639	24.73 - 30.02	115,444,844	1.16	0.75 - 1.95	16.61 - 18.02
Allocation 100	2019	4,772,123	21.20 - 25.44	105,927,507	1.51	0.75 - 1.95	25.02 - 26.53
Sub-Account	2018	5,260,585	16.96 - 20.10	93,121,684	1.02	0.75 - 1.95	(11.81) - (10.74)
	2017	5,619,852	19.23 - 22.52	112,305,687	1.24	0.75 - 1.95	14.26 - 22.02
	2016	6,274,951	15.95 - 18.46	103,693,356	2.25	0.75 - 1.95	6.87 - 8.16
BHFTI Brighthouse Balanced	2020	26,280,061	17.62 - 19.79	486,748,752	2.34	0.75 - 1.95	10.34 - 11.68
Plus Sub-Account	2019	28,468,889	15.97 - 17.72	475,407,587	2.02	0.75 - 1.95	21.18 - 22.64
	2018	30,748,386	13.13 - 14.45	421,451,230	1.67	0.75 - 2.00	(9.21) - (8.06)
	2017	31,901,432	14.46 - 15.72	478,881,949	1.55	0.75 - 2.00	11.64 - 17.45
	2016	32,202,037	12.46 - 13.38	414,260,098	2.85	0.75 - 2.00	6.22 - 7.56
BHFTI Brighthouse Small Cap	2020	864,071	30.32 - 44.14	27,796,792	1.41	1.30 - 1.95	(2.50) - (1.71)
Value Sub-Account	2019	910,026	31.09 - 44.91	29,864,040	0.89	1.30 - 1.95	26.29 - 27.27
	2018	990,586	24.62 - 35.28	25,659,573	1.03	1.30 - 1.95	(16.88) - (16.16)
	2017	1,091,383	29.62 - 42.09	33,921,498	0.91	1.30 - 1.95	9.55 - 10.43
	2016	1,246,908	27.04 - 38.11	35,260,895	1.05	1.30 - 1.95	28.72 - 29.73

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Brighthouse/Aberdeen	2020	2,232,694	14.08 - 29.06	33,117,310	1.99	0.75 - 1.95	24.83 - 26.35
Emerging Markets Equity	2019	2,588,376	11.28 - 23.08	30,651,301	1.64	0.75 - 1.95	18.42 - 19.85
Sub-Account	2018	2,880,148	9.53 - 19.35	28,704,578	2.59	0.75 - 1.95	(15.85) - (14.83)
	2017	2,798,040	11.32 - 22.80	33,061,976	1.09	0.75 - 1.95	17.96 - 27.37
	2016	3,035,429	8.99 - 17.98	28,401,374	0.97	0.75 - 1.95	9.35 - 10.67
BHFTI Brighthouse/Eaton	2020	752,487	11.81 - 12.87	9,359,795	4.73	1.15 - 1.95	0.09 - 0.89
Vance Floating Rate	2019	726,357	11.80 - 12.57	8,963,538	4.54	1.30 - 1.95	1.11 - 5.65
Sub-Account	2018	646,814	11.24 - 11.90	7,538,932	3.60	1.30 - 1.95	(1.64) - (0.99)
	2017	522,734	11.43 - 12.02	6,134,762	3.69	1.30 - 1.95	1.68 - 2.34
	2016	572,091	11.24 - 11.74	6,579,290	3.86	1.30 - 1.95	7.16 - 7.86
BHFTI Brighthouse/Franklin	2020	1,468,500	9.71 - 10.91	14,779,460	3.35	0.75 - 1.95	0.15 - 1.36
Low Duration Total Return	2019	1,626,120	9.70 - 10.76	16,321,879	3.38	0.75 - 1.95	1.06 - 3.85
Sub-Account	2018	1,653,824	9.45 - 10.36	16,098,194	1.73	0.75 - 1.95	(1.51) - (0.32)
	2017	1,710,233	9.59 - 10.40	16,812,375	1.40	0.75 - 1.95	(0.62) - 0.58
	2016	1,865,856	9.65 - 10.34	18,374,563	2.90	0.75 - 1.95	1.14 - 2.36
BHFTI Brighthouse/Templeton	2020	240,718	10.84 - 12.40	2,725,886	6.34	0.75 - 1.90	(7.68) - (6.61)
International Bond	2019	217,145	11.74 - 13.28	2,653,379	8.18	0.75 - 1.90	(0.74) - 0.41
Sub-Account	2018	205,255	11.83 - 13.22	2,518,417	—	0.75 - 1.90	(0.91) - 0.24
	2017	233,461	11.94 - 13.19	2,879,481	—	0.75 - 1.90	(1.74) - (0.61)
	2016	250,541	12.15 - 13.27	3,137,808	—	0.75 - 1.90	(1.02) - 0.12
BHFTI	2020	66,113	27.01 - 33.87	1,845,036	0.99	0.75 - 1.90	19.80 - 21.12
Brighthouse/Wellington	2019	71,956	22.54 - 27.96	1,672,902	1.02	0.75 - 1.90	29.35 - 30.72
LargeCap Research	2018	82,238	17.43 - 21.39	1,485,745	0.87	0.75 - 1.90	(8.07) - (7.10)
Sub-Account	2017	90,328	18.96 - 23.03	1,770,431	0.94	0.75 - 1.90	19.64 - 20.93
	2016	96,070	15.84 - 19.04	1,568,356	2.30	0.75 - 1.90	6.26 - 7.38
BHFTI Clarion Global Real	2020	912,650	18.82 - 37.70	18,222,815	4.48	0.75 - 1.95	(6.86) - (5.73)
Estate Sub-Account	2019	871,120	20.21 - 40.15	18,605,549	3.06	0.75 - 1.95	22.40 - 23.88
	2018	1,046,491	16.51 - 32.55	18,205,217	5.92	0.75 - 1.95	(10.42) - (9.33)
	2017	1,155,226	18.43 - 36.02	22,377,577	3.46	0.75 - 1.95	8.61 - 9.92
	2016	1,243,407	16.97 - 32.91	22,088,790	2.07	0.75 - 1.95	(1.07) - 0.12
BHFTI Harris Oakmark	2020	1,793,726	27.67 - 34.54	54,424,155	3.27	0.95 - 1.95	3.08 - 4.12
International Sub-Account	2019	1,759,844	26.77 - 32.27	51,536,041	2.21	1.10 - 1.95	22.11 - 23.16
	2018	1,871,869	21.85 - 26.21	44,695,497	1.70	0.95 - 1.95	(25.45) - (24.81)
	2017	1,854,183	29.21 - 35.71	59,123,995	1.64	0.95 - 1.95	20.90 - 29.20
	2016	2,141,065	22.76 - 27.64	53,200,132	2.15	0.95 - 1.95	6.09 - 7.15
BHFTI Invesco Balanced-Risk	2020	26,870,316	1.34 - 14.28	38,662,468	5.37	0.75 - 1.95	8.00 - 9.31
Allocation Sub-Account	2019	28,935,666	1.24 - 13.14	38,350,427	—	0.75 - 1.95	13.05 - 14.42
	2018	34,047,720	1.10 - 11.55	39,391,891	1.17	0.75 - 2.00	(8.30) - (7.14)
	2017	36,504,508	1.20 - 12.50	45,663,022	3.76	0.75 - 2.00	5.81 - 9.18
	2016	35,997,671	1.11 - 1.18	40,932,716	0.15	0.75 - 2.00	9.50 - 10.88
BHFTI Invesco Comstock	2020	1,508,027	20.16 - 32.60	32,671,738	2.22	0.75 - 1.95	(2.43) - (1.25)
Sub-Account	2019	1,499,605	20.66 - 33.08	33,155,293	2.11	0.75 - 1.95	22.54 - 24.02
	2018	1,664,588	16.86 - 19.87	29,916,589	0.63	0.75 - 1.95	(13.86) - (12.81)
	2017	1,935,644	19.57 - 22.79	40,230,695	2.25	0.75 - 1.95	11.47 - 17.14
	2016	2,194,769	16.91 - 19.45	39,232,918	2.53	0.75 - 1.95	15.03 - 16.42

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Invesco Global Equity	2020	82,182	42.63 - 56.75	4,017,630	0.69	0.75 - 1.95	25.11 - 26.63
Sub-Account	2019	102,972	34.07 - 44.82	3,980,202	0.79	0.75 - 1.95	29.03 - 30.58
	2018	116,549	26.41 - 34.32	3,478,836	0.99	0.75 - 1.95	(14.83) - (13.80)
	2017	128,920	31.01 - 39.81	4,485,708	0.90	0.75 - 1.95	34.10 - 35.72
	2016	154,613	23.12 - 29.34	3,997,372	0.90	0.75 - 1.95	(1.70) - (0.52)
BHFTI Invesco Small Cap	2020	734,094	53.57 - 64.94	42,548,622	—	0.95 - 1.95	53.73 - 55.28
Growth Sub-Account	2019	771,088	34.85 - 41.82	28,722,701	—	0.95 - 1.95	22.01 - 23.23
	2018	782,123	28.56 - 32.51	23,720,987	—	1.20 - 1.95	(10.81) - (10.14)
	2017	829,704	32.03 - 36.17	28,043,703	—	1.20 - 1.95	16.85 - 23.84
	2016	924,203	26.06 - 29.21	25,351,404	—	1.20 - 1.95	9.28 - 10.11
BHFTI JPMorgan Core Bond	2020	2,661,284	11.55 - 12.78	32,791,435	3.20	1.15 - 1.95	5.80 - 6.66
Sub-Account	2019	2,477,440	10.83 - 12.00	28,682,200	4.44	1.15 - 1.95	6.13 - 6.98
	2018	2,542,779	10.48 - 11.23	27,623,106	2.69	1.30 - 1.95	(1.92) - (1.28)
	2017	2,769,142	10.68 - 11.38	30,544,266	2.48	1.30 - 1.95	1.32 - 1.98
	2016	2,700,472	10.54 - 11.16	29,295,068	2.81	1.30 - 1.95	0.26 - 0.91
BHFTI JPMorgan Global	2020	40,758,747	1.57 - 16.58	67,548,179	2.27	0.75 - 1.95	10.05 - 11.39
Active Allocation	2019	43,285,628	1.42 - 14.97	64,742,260	2.75	0.75 - 1.95	14.66 - 16.04
Sub-Account	2018	47,476,683	1.24 - 12.97	61,598,686	1.59	0.75 - 2.00	(9.04) - (7.88)
	2017	47,106,992	1.36 - 14.16	66,524,328	2.50	0.75 - 2.00	11.31 - 15.79
	2016	50,757,669	1.19 - 1.26	62,103,751	2.11	0.75 - 2.00	0.87 - 2.13
BHFTI JPMorgan Small Cap	2020	162,370	23.90 - 27.57	3,990,830	1.41	0.75 - 1.90	4.34 - 5.32
Value Sub-Account	2019	157,392	22.91 - 26.18	3,698,007	1.32	0.75 - 1.90	17.28 - 18.26
	2018	171,486	19.53 - 22.13	3,434,677	1.31	0.75 - 1.90	(15.39) - (14.55)
	2017	177,588	23.09 - 25.90	4,195,964	1.33	0.75 - 1.90	1.68 - 2.54
	2016	190,834	22.71 - 25.26	4,424,039	1.84	0.75 - 1.90	28.39 - 29.53
BHFTI Loomis Sayles Global	2020	724,959	26.37 - 29.23	20,068,595	0.68	1.25 - 1.95	12.57 - 13.36
Allocation Sub-Account	2019	759,526	23.43 - 25.78	18,565,513	1.49	1.25 - 1.95	25.06 - 25.94
	2018	840,133	18.73 - 20.47	16,345,790	1.83	1.25 - 1.95	(7.23) - (6.57)
	2017	947,855	20.19 - 21.91	19,824,747	1.38	1.25 - 1.95	20.60 - 21.45
	2016	1,036,206	16.74 - 18.04	17,928,469	1.69	1.25 - 1.95	2.75 - 3.48
BHFTI Loomis Sayles Growth	2020	1,620,817	20.77 - 351.34	41,866,619	0.64	0.75 - 1.95	29.67 - 32.17
Sub-Account	2019	2,307,131	15.92 - 269.23	44,736,528	0.81	0.75 - 1.95	21.18 - 22.65
	2018	2,525,710	13.06 - 220.81	40,211,767	0.59	0.75 - 1.95	(8.86) - (7.76)
	2017	2,850,050	14.25 - 240.67	49,652,700	0.73	0.75 - 1.95	16.13 - 17.53
	2016	3,226,408	12.19 - 205.91	48,322,641	0.41	0.75 - 1.95	0.70 - 1.91
BHFTI MetLife Multi-Index	2020	30,858,661	1.54 - 16.91	53,394,741	2.19	0.75 - 1.95	4.49 - 5.76
Targeted Risk Sub-Account	2019	32,319,545	1.47 - 15.99	52,615,574	2.06	0.75 - 1.95	19.36 - 20.80
	2018	32,838,193	1.23 - 13.24	44,448,246	1.78	0.75 - 2.00	(9.03) - (7.88)
	2017	31,354,071	1.35 - 14.37	50,297,902	1.49	0.75 - 2.00	9.85 - 14.68
	2016	29,527,314	1.19 - 12.53	41,669,231	1.33	0.75 - 2.00	2.30 - 3.58
BHFTI MFS® Research	2020	1,424,172	20.36 - 33.22	31,070,983	2.23	0.75 - 1.95	10.83 - 12.17
International Sub-Account	2019	1,554,900	18.37 - 29.75	30,470,897	1.33	0.75 - 1.95	25.84 - 27.36
	2018	1,665,206	14.60 - 23.44	25,834,571	1.94	0.75 - 1.95	(15.67) - (14.64)
	2017	1,800,246	17.31 - 27.58	33,006,174	1.74	0.75 - 1.95	20.53 - 27.20
	2016	2,049,260	13.78 - 21.76	29,799,152	2.00	0.75 - 1.95	(2.79) - (1.62)

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Morgan Stanley	2020	271,611	73.44 - 93.24	21,703,101	—	0.75 - 1.95	148.23 - 151.22
Discovery Sub-Account	2019	361,933	29.58 - 37.11	11,737,864	—	0.75 - 1.95	37.42 - 39.08
	2018	440,192	21.53 - 26.69	10,359,704	—	0.75 - 1.95	8.01 - 9.32
	2017	541,671	19.93 - 24.41	11,771,099	0.15	0.75 - 1.95	37.22 - 38.87
	2016	600,877	14.53 - 17.58	9,473,047	—	0.75 - 1.95	(10.23) - (9.14)
BHFTI PanAgora Global	2020	4,058,719	1.37 - 14.40	5,912,597	3.18	0.75 - 1.90	9.74 - 11.01
Diversified Risk Sub-Account	2019	3,676,013	1.25 - 13.05	4,799,922	3.33	0.75 - 1.90	19.70 - 21.08
	2018	3,544,530	1.04 - 10.83	3,847,826	—	0.75 - 2.00	(9.43) - (8.29)
	2017	3,731,501	1.15 - 11.88	4,420,925	—	0.75 - 2.00	8.95 - 11.76
	2016	3,240,050	1.04 - 1.08	3,420,012	2.88	0.75 - 2.00	8.92 - 10.29
BHFTI PIMCO Inflation	2020	3,419,774	15.26 - 18.87	55,434,901	2.68	0.75 - 1.95	9.38 - 10.71
Protected Bond Sub-Account	2019	3,570,836	13.95 - 17.04	52,681,910	3.40	0.75 - 1.95	3.20 - 7.46
	2018	3,976,454	13.14 - 15.86	55,026,070	1.58	0.75 - 1.95	(4.30) - (3.14)
	2017	4,410,093	13.73 - 16.37	63,569,314	1.55	0.75 - 1.95	1.48 - 2.70
	2016	4,421,076	13.53 - 15.94	62,595,410	—	0.75 - 1.95	2.96 - 4.20
BHFTI PIMCO Total Return	2020	6,422,062	18.54 - 23.51	128,631,465	3.65	0.75 - 1.95	6.41 - 7.70
Sub-Account	2019	6,719,811	17.42 - 21.83	125,479,864	2.89	0.75 - 1.95	6.37 - 7.65
	2018	7,156,264	16.38 - 20.28	124,952,104	1.35	0.75 - 1.95	(2.17) - (0.98)
	2017	7,730,960	16.74 - 20.48	137,443,738	1.75	0.75 - 1.95	2.49 - 3.72
	2016	7,773,045	16.33 - 19.74	134,308,093	2.57	0.75 - 1.95	0.63 - 1.84
BHFTI Schroders Global	2020	28,178,777	1.45 - 15.40	43,330,188	1.77	0.75 - 1.95	0.13 - 1.34
Multi-Asset Sub-Account	2019	30,051,102	1.45 - 15.28	45,838,902	1.46	0.75 - 1.95	19.15 - 20.58
	2018	34,002,282	1.21 - 12.74	43,309,580	1.66	0.75 - 2.00	(11.23) - (10.10)
	2017	19,146,295	1.37 - 14.25	27,150,774	0.79	0.75 - 2.00	10.22 - 13.44
	2016	19,337,757	1.22 - 1.29	24,231,509	1.39	0.75 - 2.00	3.56 - 4.86
BHFTI SSGA Emerging	2020	21,007	11.58 - 11.66	244,296	2.63	1.15 - 1.55	12.87 - 13.33
Markets Enhanced Index	2019	12,728	10.26 - 10.28	130,752	—	1.30 - 1.55	2.60 - 2.78
Sub-Account
(Commenced 4/29/2019)
BHFTI SSGA Growth and	2020	4,610,993	18.78 - 22.55	92,267,877	2.67	0.75 - 1.95	7.70 - 9.00
Income ETF	2019	4,769,378	17.43 - 20.69	88,116,882	2.32	0.75 - 1.95	17.30 - 18.72
Sub-Account	2018	5,040,707	14.86 - 17.43	79,002,382	2.31	0.75 - 1.95	(8.34) - (7.22)
	2017	5,514,446	16.21 - 18.78	93,890,583	2.45	0.75 - 1.95	10.22 - 15.00
	2016	6,009,768	14.27 - 16.33	89,714,405	2.35	0.75 - 1.95	3.74 - 4.99
BHFTI SSGA Growth ETF	2020	2,409,539	19.49 - 23.41	50,378,450	2.40	0.75 - 1.95	8.60 - 9.92
Sub-Account	2019	2,597,644	17.94 - 21.29	49,729,593	1.96	0.75 - 1.95	20.08 - 21.53
	2018	2,681,123	14.94 - 17.52	42,553,669	2.01	0.75 - 1.95	(10.52) - (9.43)
	2017	2,910,881	16.70 - 19.35	51,354,155	2.09	0.75 - 1.95	17.33 - 18.74
	2016	3,297,259	14.23 - 16.29	49,308,642	2.13	0.75 - 1.95	4.82 - 6.08
BHFTI T. Rowe Price Large	2020	552,845	61.25 - 134.22	56,950,224	2.43	0.75 - 1.95	0.88 - 2.10
Cap Value Sub-Account	2019	558,436	60.61 - 131.46	56,504,655	2.07	0.75 - 1.95	24.07 - 25.57
	2018	601,200	48.79 - 104.69	48,727,954	1.78	0.75 - 1.95	(10.92) - (9.84)
	2017	632,236	54.68 - 116.12	57,030,290	2.02	0.75 - 1.95	9.64 - 16.08
	2016	712,260	47.60 - 100.04	55,908,348	2.78	0.75 - 1.95	13.71 - 15.08

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI T. Rowe Price Mid Cap	2020	1,820,476	31.61 - 37.03	62,126,898	0.03	1.15 - 1.95	21.52 - 22.50
Growth Sub-Account	2019	1,818,189	26.01 - 30.23	50,530,533	0.03	1.15 - 1.95	28.54 - 29.57
	2018	1,928,897	20.24 - 22.66	41,420,635	—	1.30 - 1.95	(4.09) - (3.46)
	2017	2,061,165	21.10 - 23.47	45,885,941	—	1.30 - 1.95	22.34 - 23.14
	2016	2,347,030	17.25 - 19.06	42,601,787	—	1.30 - 1.95	4.16 - 4.84
BHFTI Victory Sycamore Mid	2020	377,683	44.39 - 58.76	18,525,969	1.46	0.75 - 1.95	5.55 - 6.83
Cap Value Sub-Account	2019	385,188	42.05 - 55.00	17,797,016	1.08	0.75 - 1.95	26.49 - 28.02
	2018	433,096	33.24 - 42.96	15,744,266	0.55	0.75 - 1.95	(11.89) - (10.82)
	2017	475,301	37.73 - 48.18	19,531,289	0.93	0.75 - 1.95	2.75 - 8.66
	2016	514,649	35.14 - 44.34	19,601,778	0.63	0.75 - 1.95	13.27 - 14.64
BHFTI Wells Capital	2020	621,225	28.15 - 31.38	18,466,288	0.89	1.30 - 1.95	0.73 - 1.38
Management Mid Cap Value	2019	690,833	27.95 - 30.95	20,317,543	0.66	1.30 - 1.95	32.92 - 33.78
Sub-Account	2018	798,082	21.03 - 23.13	17,592,214	0.97	1.30 - 1.95	(14.98) - (14.42)
	2017	916,185	24.73 - 27.03	23,680,571	1.07	1.30 - 1.95	8.66 - 9.36
	2016	998,992	22.76 - 24.72	23,681,202	0.83	1.30 - 1.95	11.00 - 11.72
BHFTI Western Asset	2020	3,438,704	11.50 - 12.92	41,607,571	2.40	0.75 - 1.95	5.59 - 6.87
Management	2019	3,474,529	10.89 - 12.09	39,631,125	2.73	0.75 - 1.95	5.42 - 6.69
Government Income	2018	3,791,273	10.29 - 11.33	40,819,022	2.80	0.75 - 2.00	(2.05) - (0.82)
Sub-Account	2017	4,149,237	10.51 - 11.42	45,326,563	2.19	0.75 - 2.00	0.57 - 1.84
	2016	4,300,993	10.45 - 11.21	46,433,810	2.07	0.75 - 2.00	(0.69) - 0.56
BHFTII Baillie Gifford	2020	747,852	15.76 - 26.11	16,093,061	1.82	1.30 - 1.95	23.82 - 24.63
International Stock	2019	816,882	12.73 - 20.97	14,010,380	1.08	1.30 - 1.95	10.44 - 30.70
Sub-Account	2018	937,037	9.80 - 16.06	12,270,605	0.91	1.30 - 1.95	(18.80) - (18.27)
	2017	961,397	12.07 - 19.67	15,410,982	1.00	1.30 - 1.95	32.29 - 33.15
	2016	1,150,477	9.12 - 14.79	13,935,088	1.39	1.30 - 1.95	3.02 - 3.69
BHFTII BlackRock Bond	2020	219,703	60.30 - 89.34	15,513,039	3.24	0.75 - 1.90	6.40 - 7.52
Income Sub-Account	2019	170,143	56.67 - 83.08	11,162,312	3.54	0.75 - 1.90	7.60 - 8.73
	2018	146,429	52.67 - 76.41	8,806,036	3.27	0.75 - 1.90	(2.40) - (1.36)
	2017	140,152	53.97 - 77.47	8,551,009	2.96	0.75 - 1.90	1.99 - 3.07
	2016	139,016	52.91 - 75.15	8,254,530	3.03	0.75 - 1.90	1.04 - 2.10
BHFTII BlackRock Capital	2020	149,933	4.84 - 140.67	11,092,077	—	0.75 - 1.90	38.01 - 39.61
Appreciation Sub-Account	2019	107,037	3.49 - 100.76	4,300,435	0.10	0.75 - 1.90	30.29 - 31.86
	2018	91,092	2.66 - 76.41	2,291,502	0.11	0.75 - 1.90	(4.42) - 1.66
	2017	83,572	2.64 - 75.17	1,609,383	0.10	0.75 - 1.90	31.35 - 32.93
	2016	89,036	2.00 - 56.55	1,331,087	—	0.75 - 1.90	(1.84) - (0.66)
BHFTII BlackRock	2020	5,445,123	0.98 - 23.19	49,729,047	1.65	0.75 - 1.95	(1.75) - (0.56)
Ultra-Short Term Bond	2019	5,161,657	1.00 - 23.42	47,748,304	1.53	0.75 - 1.95	(0.09) - 1.12
Sub-Account	2018	5,290,563	0.99 - 23.25	49,931,627	0.73	0.75 - 1.95	(0.42) - 0.79
	2017	5,219,529	0.99 - 23.16	48,408,153	0.08	0.75 - 1.95	(1.30) - (0.12)
	2016	5,048,494	8.93 - 23.28	49,228,297	—	0.75 - 1.95	(1.82) - (0.64)
BHFTII Brighthouse Asset	2020	766,288	1.18 - 19.26	11,254,493	2.91	0.75 - 1.95	7.40 - 8.70
Allocation 20	2019	811,835	1.09 - 16.84	9,365,830	2.17	1.10 - 1.95	9.58 - 10.51
Sub-Account	2018	629,209	0.99 - 15.98	7,821,074	2.23	0.75 - 1.95	(4.50) - (3.34)
	2017	584,817	1.04 - 16.53	8,177,627	2.06	0.75 - 1.95	3.81 - 6.14
	2016	621,725	13.64 - 15.58	8,698,574	3.24	0.75 - 1.85	2.61 - 3.75

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Brighthouse Asset	2020	15,661,755	1.24 - 21.52	294,980,895	2.67	0.75 - 1.95	8.89 - 10.21
Allocation 40	2019	17,118,149	1.13 - 19.53	294,316,953	2.16	0.75 - 1.95	13.36 - 14.73
Sub-Account	2018	19,202,713	1.00 - 17.02	290,842,062	2.01	0.75 - 1.95	(6.26) - (5.12)
	2017	22,319,210	1.06 - 17.94	361,066,984	1.98	0.75 - 1.95	6.21 - 9.82
	2016	25,163,031	14.12 - 16.33	373,986,508	3.57	0.75 - 1.95	4.04 - 5.29
BHFTII Brighthouse Asset	2020	24,020,879	1.32 - 25.09	512,822,909	2.18	0.75 - 2.00	11.59 - 13.00
Allocation 60	2019	25,803,127	1.18 - 22.21	491,164,015	1.96	0.75 - 2.00	17.06 - 18.53
Sub-Account	2018	27,892,903	1.00 - 18.73	455,682,989	1.64	0.75 - 2.00	(7.99) - (6.83)
	2017	30,132,570	1.08 - 20.11	534,880,423	1.72	0.75 - 2.00	8.80 - 13.88
	2016	33,270,831	14.86 - 17.66	525,258,712	3.14	0.75 - 2.00	4.98 - 6.30
BHFTII Brighthouse Asset	2020	16,910,512	1.41 - 28.21	394,297,503	1.80	0.75 - 1.95	14.34 - 15.72
Allocation 80	2019	18,822,400	1.22 - 24.38	382,529,406	1.74	0.75 - 1.95	21.34 - 22.80
Sub-Account	2018	21,038,503	1.01 - 19.85	350,798,313	1.31	0.75 - 1.95	(9.90) - (8.80)
	2017	23,551,756	1.11 - 21.77	436,267,194	1.55	0.75 - 1.95	12.02 - 18.27
	2016	25,900,408	15.17 - 18.40	409,525,398	2.94	0.75 - 1.95	6.05 - 7.33
BHFTII Brighthouse/Artisan	2020	515,775	25.20 - 65.09	13,888,228	0.73	1.15 - 1.95	3.93 - 4.77
Mid Cap Value	2019	506,338	24.25 - 27.33	13,046,116	0.50	1.30 - 1.95	21.06 - 21.84
Sub-Account	2018	539,932	20.03 - 22.43	11,443,229	0.38	1.30 - 1.95	(15.10) - (14.54)
	2017	589,889	23.60 - 26.25	14,660,058	0.49	1.30 - 1.95	10.37 - 11.09
	2016	649,443	21.38 - 23.63	14,575,472	0.86	1.30 - 1.95	20.28 - 21.07
BHFTII	2020	205,282	25.58 - 28.89	5,507,052	2.45	0.95 - 1.95	6.68 - 7.76
Brighthouse/Dimensional	2019	220,370	23.98 - 26.81	5,518,448	1.05	0.95 - 1.95	20.66 - 21.87
International Small Company	2018	231,385	19.87 - 22.45	4,778,583	2.50	0.75 - 1.95	(22.11) - (21.16)
Sub-Account	2017	224,490	25.51 - 28.48	5,931,195	2.05	0.75 - 1.95	27.94 - 29.47
	2016	240,869	19.94 - 22.00	4,957,535	1.91	0.75 - 1.95	3.78 - 5.04
BHFTII	2020	2,426,127	1.51 - 107.95	78,950,561	1.48	0.75 - 1.95	8.82 - 10.44
Brighthouse/Wellington Core	2019	2,453,821	1.38 - 97.75	78,887,115	1.48	0.75 - 1.95	28.12 - 29.96
Equity Opportunities	2018	2,755,106	1.07 - 75.21	70,656,698	1.63	0.75 - 1.95	(2.29) - (0.84)
Sub-Account	2017	3,158,888	1.10 - 75.85	84,619,956	1.44	0.75 - 1.95	9.94 - 18.18
	2016	3,460,828	18.93 - 64.18	80,010,101	1.58	0.75 - 1.95	1.06 - 6.35
BHFTII Frontier Mid Cap	2020	300,679	36.35 - 40.52	11,638,346	—	1.30 - 1.95	28.84 - 29.68
Growth Sub-Account	2019	289,669	28.22 - 31.24	8,613,331	—	1.30 - 1.95	30.27 - 31.12
	2018	313,432	21.66 - 23.83	7,109,711	—	1.30 - 1.95	(7.73) - (7.12)
	2017	348,922	23.47 - 25.66	8,547,762	—	1.30 - 1.95	22.53 - 23.33
	2016	408,397	19.16 - 20.80	8,135,627	—	1.30 - 1.95	3.13 - 3.80
BHFTII Jennison Growth	2020	1,380,663	24.34 - 69.72	76,620,517	0.01	0.75 - 1.95	53.35 - 55.20
Sub-Account	2019	1,464,589	15.78 - 45.08	52,230,907	0.20	0.75 - 1.95	29.94 - 31.51
	2018	1,620,381	12.07 - 34.40	43,831,631	0.12	0.75 - 1.95	(1.83) - (0.64)
	2017	1,842,317	12.22 - 34.74	50,368,732	0.08	0.75 - 1.95	34.35 - 35.97
	2016	2,215,010	9.04 - 25.64	45,005,788	0.02	0.75 - 1.95	(2.06) - (0.88)
BHFTII Loomis Sayles Small	2020	11,843	75.73 - 79.89	917,124	—	1.70 - 1.90	9.68 - 9.90
Cap Core Sub-Account	2019	11,774	69.05 - 72.69	833,345	—	1.70 - 1.90	22.87 - 23.12
	2018	11,832	56.20 - 59.04	681,029	—	1.70 - 1.90	(12.98) - (12.80)
	2017	12,979	64.58 - 67.71	857,359	0.07	1.70 - 1.90	12.80 - 13.03
	2016	13,831	57.25 - 59.91	809,075	0.07	1.70 - 1.90	16.73 - 16.97

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Loomis Sayles Small	2020	14,903	36.10 - 41.85	569,459	—	0.75 - 1.50	32.04 - 33.04
Cap Growth Sub-Account	2019	16,179	27.34 - 31.45	468,283	—	0.75 - 1.50	24.63 - 25.56
	2018	19,502	21.94 - 25.05	451,260	—	0.75 - 1.50	(1.22) - (0.47)
	2017	22,792	22.21 - 25.17	531,170	—	0.75 - 1.50	24.80 - 25.74
	2016	25,557	17.80 - 20.02	475,802	—	0.75 - 1.50	4.47 - 5.25
BHFTII MetLife Aggregate	2020	1,777,483	2.04 - 21.54	31,538,770	2.55	0.75 - 1.95	4.82 - 6.09
Bond Index Sub-Account	2019	1,145,343	1.93 - 20.31	19,134,533	2.93	0.75 - 1.95	6.25 - 7.53
	2018	1,062,730	1.80 - 18.88	16,435,910	2.82	0.75 - 2.00	(2.47) - (1.24)
	2017	1,145,468	1.82 - 19.12	17,636,210	2.70	0.75 - 2.00	0.90 - 2.17
	2016	1,077,178	1.79 - 18.71	16,335,161	2.68	0.75 - 2.00	0.07 - 1.32
BHFTII MetLife Mid Cap	2020	244,010	37.54 - 45.61	9,989,114	1.22	1.00 - 1.95	10.88 - 11.94
Stock Index Sub-Account	2019	242,817	33.86 - 40.75	8,858,249	1.11	1.00 - 1.95	23.12 - 24.29
	2018	247,006	27.50 - 32.79	7,240,467	0.99	1.00 - 1.95	(13.28) - (12.45)
	2017	254,725	31.71 - 37.45	8,569,038	1.17	1.00 - 1.95	13.38 - 14.46
	2016	252,724	27.97 - 32.72	7,511,220	0.99	1.00 - 1.95	17.76 - 18.89
BHFTII MetLife MSCI EAFE®	2020	565,388	1.96 - 18.33	9,602,086	2.96	1.00 - 1.95	5.44 - 6.44
Index Sub-Account	2019	514,486	1.84 - 17.28	8,199,643	2.43	1.00 - 1.95	19.23 - 20.37
	2018	499,779	1.53 - 14.40	6,606,006	2.76	1.00 - 1.95	(15.79) - (14.98)
	2017	481,469	1.80 - 16.98	7,402,574	2.44	1.00 - 1.95	22.15 - 23.31
	2016	469,663	1.46 - 13.82	5,875,904	2.41	1.00 - 1.95	(0.98) - (0.04)
BHFTII MetLife Russell 2000®	2020	324,150	4.68 - 45.31	13,538,340	1.14	1.00 - 1.95	16.95 - 18.07
Index Sub-Account	2019	339,156	3.97 - 37.24	11,955,820	0.88	1.00 - 1.95	22.78 - 23.96
	2018	324,847	3.20 - 30.13	9,215,132	0.82	1.00 - 1.95	(12.93) - (12.09)
	2017	356,943	3.64 - 34.38	11,503,433	0.99	1.00 - 1.95	12.10 - 13.16
	2016	361,122	3.22 - 30.47	10,344,970	1.08	1.00 - 1.95	18.59 - 19.72
BHFTII MetLife Stock Index	2020	2,078,635	13.24 - 124.24	75,354,201	1.71	1.00 - 1.95	15.54 - 16.65
Sub-Account	2019	1,905,561	11.35 - 106.79	59,292,658	1.97	1.00 - 1.95	28.28 - 29.50
	2018	1,931,296	8.76 - 82.65	46,327,633	1.61	1.00 - 2.90	(7.43) - (5.78)
	2017	2,080,854	9.30 - 87.94	53,390,978	1.58	1.00 - 2.90	17.95 - 20.03
	2016	2,397,621	7.75 - 73.45	51,519,996	1.81	1.00 - 2.90	8.35 - 10.27
BHFTII MFS® Total Return	2020	82,987	24.48 - 105.97	6,902,823	2.24	0.75 - 1.90	7.47 - 8.67
Sub-Account	2019	88,865	22.67 - 97.52	6,814,865	2.18	0.75 - 1.90	17.87 - 19.17
	2018	107,850	19.15 - 81.83	6,561,057	2.10	0.75 - 1.90	(7.55) - (6.52)
	2017	117,788	20.62 - 87.54	7,754,242	2.35	0.75 - 1.90	10.12 - 11.33
	2016	126,252	18.64 - 78.63	7,568,584	2.75	0.75 - 1.90	6.92 - 8.11
BHFTII MFS® Value	2020	711,871	31.59 - 41.36	25,233,003	1.82	0.75 - 1.95	1.65 - 2.88
Sub-Account	2019	684,570	31.07 - 40.20	23,660,739	1.75	0.75 - 1.95	27.34 - 28.88
	2018	729,098	24.40 - 31.19	19,648,433	1.30	0.75 - 1.95	(11.98) - (10.92)
	2017	825,295	27.72 - 35.02	25,125,499	1.85	0.75 - 1.95	15.32 - 16.71
	2016	920,511	24.04 - 30.00	24,207,697	2.08	0.75 - 1.95	11.89 - 13.24
BHFTII Neuberger Berman	2020	323,232	35.21 - 53.35	14,100,494	—	0.75 - 1.95	22.34 - 23.82
Genesis Sub-Account	2019	362,615	28.75 - 43.09	12,847,737	—	0.75 - 1.95	26.91 - 28.44
	2018	383,584	22.63 - 33.55	10,646,038	0.10	0.75 - 1.95	(8.79) - (7.68)
	2017	413,277	24.79 - 36.34	12,542,073	0.18	0.75 - 1.95	13.26 - 14.63
	2016	467,759	21.87 - 31.70	12,490,568	0.21	0.75 - 1.95	16.11 - 17.51

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII T. Rowe Price Large	2020	1,133,729	21.10 - 60.58	54,629,722	0.02	1.15 - 1.95	34.00 - 35.08
Cap Growth Sub-Account	2019	1,072,500	15.75 - 44.75	36,415,233	0.18	1.30 - 1.95	28.07 - 29.17
	2018	1,050,180	12.30 - 34.65	26,765,258	0.20	1.30 - 1.95	(3.07) - (2.32)
	2017	1,082,981	12.69 - 35.47	26,386,826	0.09	1.30 - 1.95	30.91 - 32.00
	2016	1,195,673	9.69 - 26.87	21,990,753	—	1.30 - 1.95	(0.43) - 0.35
BHFTII T. Rowe Price Small	2020	8,025	54.38 - 61.27	451,123	—	1.40 - 1.90	21.70 - 22.32
Cap Growth Sub-Account	2019	8,927	44.68 - 50.09	412,112	—	1.40 - 1.90	30.34 - 30.99
	2018	11,317	34.28 - 38.24	400,874	—	1.40 - 1.90	(8.55) - (8.08)
	2017	12,927	37.48 - 41.60	502,259	0.07	1.40 - 1.90	20.24 - 20.84
	2016	14,995	31.18 - 34.43	483,761	0.03	1.40 - 1.90	9.38 - 9.93
BHFTII VanEck Global	2020	383,974	10.92 - 12.64	4,376,253	1.23	0.75 - 1.95	18.83 - 20.27
Natural Resources	2019	431,638	9.19 - 10.51	4,127,141	0.35	0.75 - 1.95	10.18 - 11.51
Sub-Account	2018	402,320	8.34 - 9.43	3,479,021	—	0.75 - 1.95	(30.24) - (29.39)
	2017	401,610	11.96 - 13.35	4,961,054	—	0.75 - 1.95	(2.65) - (1.48)
	2016	364,533	12.28 - 13.55	4,607,833	0.59	0.75 - 1.95	40.97 - 42.67
BHFTII Western Asset	2020	1,798,940	4.17 - 46.82	67,109,029	5.78	0.75 - 1.95	4.55 - 6.11
Management Strategic Bond	2019	1,839,569	3.95 - 44.12	65,273,070	4.79	0.75 - 1.95	12.03 - 13.63
Opportunities	2018	2,028,696	27.43 - 38.83	64,242,084	5.26	0.75 - 1.95	(5.89) - (4.52)
Sub-Account	2017	2,173,596	29.15 - 40.67	72,787,296	3.83	0.75 - 1.95	4.20 - 7.42
	2016	2,294,873	27.54 - 37.86	72,139,687	2.28	0.75 - 1.95	3.64 - 7.49
BHFTII Western Asset	2020	1,492,144	16.38 - 21.57	27,878,573	2.80	0.95 - 2.00	2.83 - 3.92
Management	2019	1,312,674	15.93 - 20.76	23,768,953	2.51	0.95 - 2.00	3.69 - 4.78
U.S. Government	2018	1,481,884	15.37 - 19.81	25,701,077	2.07	0.95 - 2.00	(1.31) - (0.26)
Sub-Account	2017	1,468,504	15.57 - 19.86	25,666,671	2.45	0.95 - 2.00	(0.33) - 0.72
	2016	1,530,869	15.62 - 19.72	26,776,937	2.35	0.95 - 2.00	(0.98) - 0.07
BlackRock Global Allocation	2020	102,362	28.34 - 29.58	3,026,611	1.68	1.30 - 1.55	18.85 - 19.15
V.I. Sub-Account	2019	52,374	23.85 - 24.83	1,299,249	2.25	1.30 - 1.55	15.94 - 16.23
(Commenced 7/20/2015 and	2018	9,262	20.57 - 21.36	197,767	1.26	1.30 - 1.55	(7.68) - (7.53)
began transactions in 2018)
Fidelity® VIP Contrafund	2020	1,300,739	1.68 - 142.63	21,397,993	0.14	0.95 - 1.85	28.03 - 29.19
Sub-Account	2019	1,001,771	1.31 - 110.40	19,110,902	0.34	0.95 - 1.85	29.04 - 30.21
	2018	812,628	1.02 - 84.79	17,097,852	0.57	0.95 - 1.85	(8.21) - (7.38)
	2017	462,227	1.11 - 91.54	20,973,115	0.89	0.95 - 1.85	11.33 - 20.61
	2016	401,852	6.55 - 75.89	18,917,042	0.71	0.95 - 1.85	5.93 - 6.89
Fidelity® VIP	2020	126	113.66	14,351	1.69	1.50	4.85
Equity-Income	2019	123	27.39 - 108.40	13,301	2.07	1.40 - 1.50	25.21 - 25.34
Sub-Account	2018	1,307	21.85 - 86.57	36,464	1.93	1.40 - 1.50	(9.91) - (9.82)
	2017	2,297	24.23 - 96.09	64,477	1.50	1.40 - 1.50	10.98 - 11.09
	2016	2,475	21.81 - 86.59	62,060	1.86	1.40 - 1.50	15.96 - 16.07
Fidelity® VIP Mid Cap	2020	160,157	85.19 - 99.39	14,462,567	0.40	0.95 - 1.65	15.93 - 16.75
Sub-Account	2019	168,355	73.48 - 85.13	13,094,588	0.66	0.95 - 1.65	21.16 - 22.01
	2018	197,251	60.65 - 69.77	12,632,647	0.39	0.95 - 1.65	(16.18) - (15.58)
	2017	226,637	72.35 - 82.65	17,298,553	0.49	0.95 - 1.65	12.36 - 19.40
	2016	249,389	61.02 - 69.22	16,028,724	0.32	0.95 - 1.65	10.09 - 10.86

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
FTVIPT Franklin Income VIP	2020	261,627	64.14 - 85.49	18,542,366	5.79	0.95 - 1.85	(1.16) - (0.26)
Sub-Account	2019	266,046	64.89 - 85.72	19,093,371	5.39	0.95 - 1.85	13.93 - 14.96
	2018	294,051	56.95 - 74.56	18,485,748	4.79	0.95 - 1.85	(6.07) - (5.21)
	2017	323,062	60.63 - 78.66	21,557,554	4.15	0.95 - 1.85	4.28 - 8.64
	2016	346,722	56.31 - 72.41	21,429,895	5.01	0.95 - 1.85	11.93 - 12.95
FTVIPT Franklin Mutual	2020	76,910	32.91 - 37.58	2,689,215	2.78	1.10 - 1.65	(6.60) - (6.09)
Shares VIP Sub-Account	2019	80,076	35.23 - 40.02	2,993,280	1.78	1.10 - 1.65	20.57 - 21.23
	2018	93,265	29.22 - 33.01	2,885,952	2.30	0.95 - 1.65	(10.56) - (10.07)
	2017	113,949	32.68 - 37.89	3,922,157	2.22	0.95 - 1.65	1.65 - 7.33
	2016	122,275	30.66 - 34.25	3,942,631	2.03	1.10 - 1.65	14.16 - 14.79
FTVIPT Franklin Small Cap	2020	165,400	19.29 - 47.73	3,423,174	1.48	0.95 - 1.55	3.57 - 4.19
Value VIP Sub-Account	2019	171,679	18.61 - 45.97	3,350,116	1.05	0.95 - 1.55	24.40 - 25.15
	2018	196,488	14.95 - 36.86	3,044,422	0.89	0.95 - 1.55	(14.22) - (13.70)
	2017	232,182	17.42 - 42.86	4,131,028	0.51	0.95 - 1.55	8.51 - 9.61
	2016	240,405	15.98 - 16.85	3,903,614	0.82	0.95 - 1.50	28.25 - 28.96
FTVIPT Templeton Foreign	2020	487,698	14.42 - 37.19	11,676,903	3.42	1.30 - 1.90	(3.02) - (2.30)
VIP Sub-Account	2019	452,328	14.84 - 38.12	11,164,052	1.72	1.30 - 1.90	10.41 - 11.27
	2018	465,043	13.40 - 34.32	10,188,360	2.66	1.30 - 1.90	(17.04) - (16.45)
	2017	467,004	16.12 - 41.12	12,194,033	2.57	1.30 - 1.90	14.50 - 15.40
	2016	514,287	14.04 - 35.70	11,685,523	1.96	1.30 - 1.90	5.16 - 6.00
FTVIPT Templeton Global	2020	457,384	17.20 - 19.62	8,175,465	8.35	0.95 - 1.55	(6.74) - (6.18)
Bond VIP Sub-Account	2019	465,524	18.44 - 20.91	8,916,190	7.13	0.95 - 1.55	0.44 - 1.05
	2018	518,656	18.36 - 20.70	9,876,862	—	0.95 - 1.55	0.36 - 0.97
	2017	566,437	18.29 - 20.50	10,736,739	—	0.95 - 1.55	(2.44) - 0.96
	2016	589,940	18.39 - 20.30	11,126,544	—	0.95 - 1.50	1.41 - 1.97
Invesco Oppenheimer V.I.	2020	82,071	43.93 - 49.38	3,742,898	0.37	0.95 - 1.55	17.79 - 18.50
Main Street Small Cap	2019	87,355	37.30 - 41.67	3,377,338	—	0.95 - 1.55	24.19 - 24.94
Sub-Account	2018	100,955	30.03 - 32.49	3,142,174	0.06	0.95 - 1.55	(11.92) - (11.52)
	2017	124,024	34.10 - 37.64	4,378,792	0.63	0.95 - 1.55	7.39 - 12.84
	2016	144,427	30.64 - 33.36	4,544,421	0.25	0.95 - 1.50	15.92 - 16.56
Invesco V.I. Equity and	2020	532,338	28.72 - 32.50	15,978,006	2.20	0.95 - 1.65	7.85 - 8.61
Income Sub-Account	2019	604,019	26.63 - 29.92	16,792,600	2.29	0.95 - 1.65	18.05 - 18.87
	2018	667,340	22.56 - 25.17	15,704,635	1.99	0.95 - 1.65	(11.21) - (10.59)
	2017	705,753	25.40 - 28.15	18,649,182	1.44	0.95 - 1.65	5.61 - 9.74
	2016	771,024	23.31 - 25.65	18,652,644	1.65	0.95 - 1.65	12.96 - 13.75
Invesco V.I. International	2020	207,344	18.78 - 47.39	8,708,971	2.15	0.95 - 1.55	11.99 - 12.66
Growth Sub-Account	2019	233,436	16.71 - 42.06	8,769,800	1.25	0.95 - 1.55	26.27 - 27.03
	2018	280,671	13.18 - 33.11	8,360,170	1.78	0.95 - 1.55	(16.52) - (16.01)
	2017	306,466	15.72 - 39.43	10,924,135	1.24	0.95 - 1.55	15.47 - 21.57
	2016	331,644	12.96 - 32.43	9,786,471	1.17	0.95 - 1.50	(2.18) - (1.64)
LMPVET ClearBridge Variable	2020	2,818,117	1.33 - 45.79	19,010,963	0.78	0.95 - 1.95	15.45 - 16.90
Aggressive Growth	2019	2,413,695	1.15 - 39.17	17,801,850	0.95	0.95 - 1.95	22.34 - 23.89
Sub-Account	2018	1,881,024	0.94 - 31.62	15,342,826	0.58	0.95 - 1.95	(10.34) - (9.22)
	2017	737,419	1.04 - 34.83	18,447,695	0.50	0.95 - 1.95	4.65 - 15.19
	2016	635,486	16.82 - 30.24	16,840,229	0.65	0.95 - 1.95	(1.01) - 0.25

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2020	3,227,268	1.54 - 104.89	25,378,157	1.02	0.95 - 1.90	12.61 - 13.69
Appreciation Sub-Account	2019	2,552,956	1.36 - 92.27	24,573,880	1.33	0.95 - 1.90	27.42 - 28.64
	2018	1,932,776	1.07 - 71.72	22,409,019	1.20	0.95 - 1.90	(3.60) - (2.68)
	2017	439,951	1.11 - 73.70	26,287,438	1.18	0.95 - 1.90	11.16 - 18.42
	2016	422,725	49.55 - 62.23	23,691,227	1.31	0.95 - 1.90	7.70 - 8.73
LMPVET ClearBridge Variable	2020	411,937	24.17 - 37.38	13,952,158	1.30	0.95 - 1.90	5.52 - 6.48
Dividend Strategy	2019	442,875	22.83 - 35.10	14,150,185	1.31	0.95 - 1.90	29.00 - 30.17
Sub-Account	2018	521,884	17.65 - 26.97	12,903,855	1.36	0.95 - 1.90	(6.75) - (5.90)
	2017	572,108	18.87 - 28.66	15,145,887	1.31	0.95 - 1.90	12.29 - 17.89
	2016	664,108	16.10 - 24.31	14,930,164	1.41	0.95 - 1.90	12.68 - 13.69
LMPVET ClearBridge Variable	2020	5,460	51.72 - 56.63	296,447	0.02	1.50 - 1.90	28.27 - 28.79
Large Cap Growth	2019	6,040	40.32 - 43.97	255,317	0.35	1.50 - 1.90	29.67 - 30.19
Sub-Account	2018	6,572	31.09 - 33.77	213,754	0.28	1.50 - 1.90	(1.88) - (1.48)
	2017	8,673	31.69 - 34.28	286,531	0.24	1.50 - 1.90	23.41 - 23.90
	2016	8,139	25.68 - 27.67	216,950	0.50	1.50 - 1.90	5.37 - 5.79
LMPVET ClearBridge Variable	2020	6,994	32.09 - 35.17	230,188	1.18	1.50 - 1.90	3.26 - 3.68
Large Cap Value	2019	10,912	31.08 - 33.92	352,143	1.59	1.50 - 1.90	26.46 - 26.96
Sub-Account	2018	14,915	24.58 - 26.72	378,407	1.53	1.50 - 1.90	(10.60) - (10.24)
	2017	15,712	27.49 - 29.77	445,241	1.35	1.50 - 1.90	12.68 - 13.13
	2016	18,344	24.40 - 26.31	461,514	1.57	1.50 - 1.90	10.87 - 11.32
LMPVET ClearBridge Variable	2020	1,180,360	2.02 - 72.80	7,174,195	—	0.95 - 1.90	40.56 - 41.90
Small Cap Growth	2019	1,064,009	1.44 - 51.30	5,569,386	—	0.95 - 1.90	24.49 - 25.67
Sub-Account	2018	630,981	1.15 - 40.82	4,475,137	—	0.95 - 1.90	1.48 - 2.45
	2017	174,563	1.14 - 39.84	4,979,166	—	0.95 - 1.90	14.70 - 23.09
	2016	157,574	23.59 - 31.54	4,385,459	—	1.10 - 1.90	3.81 - 4.65
LMPVET QS Variable	2020	54,797	29.27 - 33.38	1,679,630	2.07	1.10 - 1.65	9.14 - 9.75
Conservative Growth	2019	61,120	26.82 - 30.42	1,715,186	1.99	1.10 - 1.65	15.44 - 16.08
Sub-Account	2018	78,225	23.23 - 26.20	1,917,375	2.39	1.10 - 1.65	(5.97) - (5.45)
	2017	89,801	24.70 - 27.71	2,336,136	2.35	1.10 - 1.65	11.70 - 12.31
	2016	97,631	22.12 - 24.68	2,269,182	2.28	1.10 - 1.65	5.67 - 6.26
LMPVET QS Variable Growth	2020	40,369	28.00 - 30.09	1,173,882	1.63	1.35 - 1.65	9.41 - 9.74
Sub-Account	2019	40,975	25.60 - 28.05	1,087,531	1.52	1.25 - 1.65	20.57 - 21.05
	2018	45,503	21.23 - 23.17	1,003,940	2.33	1.25 - 1.65	(9.56) - (9.19)
	2017	58,448	23.47 - 25.52	1,420,325	1.73	1.25 - 1.65	17.39 - 17.86
	2016	67,986	20.00 - 21.65	1,411,867	1.45	1.25 - 1.65	6.72 - 7.15
LMPVET QS Variable Moderate	2020	1,523	27.40 - 28.40	42,386	1.75	1.50 - 1.65	9.25 - 9.41
Growth Sub-Account	2019	1,525	25.08 - 25.96	38,824	1.74	1.50 - 1.65	18.46 - 18.64
	2018	1,527	21.17 - 21.88	32,802	2.17	1.50 - 1.65	(7.82) - (7.68)
	2017	2,476	22.97 - 23.70	57,780	2.19	1.50 - 1.65	14.82 - 14.99
	2016	2,494	20.00 - 20.61	50,644	2.02	1.50 - 1.65	6.23 - 6.39
LMPVIT Western Asset	2020	1,612,960	1.16 - 33.19	7,213,023	3.98	0.95 - 1.90	5.29 - 6.30
Variable Global High Yield	2019	1,076,821	1.10 - 31.22	7,144,096	5.18	0.95 - 1.90	12.23 - 13.30
Bond Sub-Account	2018	755,929	0.98 - 27.55	7,196,680	4.97	0.95 - 1.90	(5.74) - (4.83)
	2017	343,313	1.04 - 28.95	8,480,321	5.22	0.95 - 1.90	3.77 - 7.63
	2016	345,252	22.53 - 26.90	8,451,707	6.14	0.95 - 1.90	13.43 - 14.51

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
PIMCO VIT High Yield	2020	2,835	26.08 - 27.29	74,875	4.83	1.30 - 1.50	4.17 - 4.38
Sub-Account	2019	2,812	25.04 - 26.15	71,192	4.97	1.30 - 1.50	13.02 - 13.24
	2018	4,444	22.15 - 23.09	99,197	5.09	1.30 - 1.50	(4.11) - (3.91)
	2017	5,354	23.10 - 24.03	124,773	4.87	1.30 - 1.50	5.03 - 5.23
	2016	5,406	22.00 - 22.83	119,830	5.22	1.30 - 1.50	10.77 - 10.99
PIMCO VIT Low Duration	2020	2,796	15.23 - 15.53	42,932	1.20	1.40 - 1.50	1.45 - 1.56
Sub-Account	2019	2,824	15.01 - 15.30	42,724	2.77	1.40 - 1.50	2.48 - 2.58
	2018	2,982	14.65 - 14.91	44,020	1.88	1.40 - 1.50	(1.16) - (1.06)
	2017	3,972	14.82 - 15.07	59,454	1.34	1.40 - 1.50	(0.16) - (0.06)
	2016	4,155	14.85 - 15.08	62,277	1.49	1.40 - 1.50	(0.10) - 0.00
Pioneer VCT Mid Cap Value	2020	32,642	52.56 - 62.99	1,807,815	0.95	0.95 - 1.65	0.20 - 0.91
Sub-Account	2019	33,435	52.46 - 62.43	1,849,005	1.09	0.95 - 1.65	25.99 - 26.87
	2018	39,747	41.64 - 49.20	1,745,896	0.46	0.95 - 1.65	(20.82) - (20.26)
	2017	44,335	52.59 - 61.70	2,454,357	0.62	0.95 - 1.65	4.86 - 11.80
	2016	46,933	47.36 - 55.19	2,336,394	0.47	0.95 - 1.65	14.33 - 15.13
Putnam VT Equity Income	2020	1,836	40.65 - 45.56	76,063	1.65	0.75 - 1.40	4.33 - 5.01
Sub-Account	2019	1,760	38.97 - 43.38	69,846	2.19	0.75 - 1.40	28.59 - 29.43
	2018	2,446	30.30 - 33.52	75,058	0.69	0.75 - 1.40	(9.77) - (9.18)
	2017	2,588	33.58 - 36.91	87,866	1.68	0.75 - 1.40	17.13 - 17.89
	2016	2,546	28.67 - 31.31	73,748	1.58	0.75 - 1.40	12.06 - 12.79
Putnam VT Sustainable	2020	15,844	24.20	383,422	0.62	1.40	27.27
Leaders Sub-Account	2019	15,640	19.02	297,395	0.67	1.40	34.82
	2018	15,235	14.10	214,887	0.01	1.40	(2.66)
	2017	17,982	14.49	260,560	0.85	1.40	27.76
	2016	18,697	11.34	212,052	0.98	1.40	6.56
Russell Global Real Estate	2020	215	41.90	9,013	1.52	1.40	(6.50)
Securities Sub-Account	2019	215	44.81	9,639	5.13	1.40	19.95
	2018	215	37.36	8,036	4.50	1.40	(7.04)
	2017	215	40.19	8,645	3.67	1.40	10.25
	2016	215	36.45	7,841	4.56	1.40	1.59
Russell International	2020	959	15.24	14,618	1.25	1.40	3.61
Developed Markets	2019	959	14.71	14,108	2.67	1.40	18.06
Sub-Account	2018	959	12.46	11,950	1.70	1.40	(16.06)
	2017	959	14.85	14,238	2.66	1.40	23.24
	2016	959	12.05	11,552	3.26	1.40	0.94
Russell Strategic Bond	2020	1,250	21.86	27,328	1.82	1.40	6.92
Sub-Account	2019	1,250	20.45	25,559	2.76	1.40	7.68
	2018	1,250	18.99	23,737	2.12	1.40	(2.20)
	2017	1,250	19.42	24,270	1.35	1.40	2.42
	2016	1,250	18.96	23,697	1.60	1.40	1.67
Russell U.S. Small Cap	2020	206	27.50	5,674	0.06	1.40	11.13
Equity Sub-Account	2019	206	24.75	5,106	0.57	1.40	21.36
	2018	206	20.39	4,207	0.47	1.40	(13.20)
	2017	206	23.49	4,847	0.18	1.40	13.88
	2016	206	20.63	4,257	0.84	1.40	17.01

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Russell U.S. Strategic	2020	2,931	25.65	75,202	0.45	1.40	22.11
Equity Sub-Account	2019	2,931	21.01	61,585	1.08	1.40	28.45
	2018	2,931	16.36	47,943	1.15	1.40	(10.91)
	2017	2,931	18.36	53,811	1.02	1.40	19.12
	2016	2,931	15.41	45,173	1.03	1.40	9.10
TAP 1919 Variable Socially	2020	3,254	66.73 - 69.66	217,805	0.79	1.50 - 1.65	20.92 - 21.10
Responsive Balanced	2019	3,255	55.19 - 57.53	180,142	1.11	1.50 - 1.65	24.63 - 24.82
Sub-Account	2018	322	44.28 - 46.09	14,651	1.01	1.50 - 1.65	(2.57) - (2.42)
	2017	322	45.45 - 47.23	15,055	1.07	1.50 - 1.65	14.84 - 15.01
	2016	340	39.58 - 41.07	13,795	0.85	1.50 - 1.65	4.50 - 4.65

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio, or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying fund, portfolio, or series of the trusts which may have unique investment income ratios.

2  These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Index to Financial Statements, Notes and Schedules

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Brighthouse Life Insurance Company of NY (the "Company") as of December 31, 2020 and 2019, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes and the schedules listed in the Index to Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Liability for Future Policy Benefits — Refer to Notes 1 and 3 to the financial statements

Critical Audit Matter Description

As of December 31, 2020, the liability for future policy benefits totaled $825 million, and included benefits related to variable annuity contracts with guaranteed benefit riders. Management regularly reviews its assumptions supporting the estimates of these actuarial liabilities and differences between actual experience and the assumptions used in pricing the policies and guarantees may require a change to the assumptions recorded at inception as well as an adjustment to the related liabilities. Updating such assumptions can result in variability of profits or the recognition of losses.

Given the future policy benefit obligation for these contracts is sensitive to changes in the assumptions related to general account and separate account investment returns, and policyholder behavior including mortality, benefit election and utilization, and withdrawals, auditing management's selection of these assumptions involves an especially high degree of estimation.

2

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to the updating of assumptions by management included the following, among others:

•  We tested the effectiveness of management's controls over the assumption review process, including those over the selection of the significant assumptions used related to general account and separate account investment returns, and policyholder behavior including mortality, benefit election and utilization, and withdrawals.

•  With the assistance of our actuarial specialists, we evaluated the appropriateness of the significant assumptions used, developed an independent estimate of the future policy benefit liability, and compared our estimates to management's estimates.

•  We tested the completeness and accuracy of the underlying data that served as the basis for the actuarial analysis, including experience studies, to test that the inputs to the actuarial estimate were reasonable.

•  We evaluated the methods and significant assumptions used by management to identify potential bias.

•  We evaluated whether the significant assumptions used were consistent with evidence obtained in other areas of the audit.

Deferred Acquisition Cost (DAC) — Refer to Notes 1 and 4 to the financial statements

Critical Audit Matter Description

The Company incurs and defers certain costs in connection with acquiring new and renewal insurance business. These deferred costs, amounting to $160 million as of December 31, 2020, are amortized over the expected life of the policy contract in proportion to actual and expected future gross profits, premiums or margins. For deferred annuity contracts, expected future gross profits utilized in the amortization calculation are derived using assumptions such as separate account and general account investment returns, mortality, in-force or persistency, benefit elections and utilization, and withdrawals. The assumptions used in the calculation of expected future gross profits are reviewed at least annually.

Given the significance of the estimates and uncertainty associated with the long-term assumptions utilized in the determination of expected future gross profits, auditing management's determination of the appropriateness of the assumptions used in the calculation of DAC amortization involves an especially high degree of estimation.

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to management's determination of DAC amortization included the following, among others:

•  We tested the effectiveness of management's controls related to the determination of expected future gross profits, including those over management's review that the significant assumptions utilized related to separate account and general account investment returns, mortality, in-force or persistency, benefit elections and utilization, and withdrawals represented a reasonable estimate.

•  With assistance from our actuarial specialists, we evaluated the data included in the estimate provided by the Company's actuaries and the methodology utilized, and evaluated the process used by the Company to determine whether the significant assumptions used were reasonable estimates based on the Company's own experience and industry studies.

•  We inquired of the Company's actuarial specialists whether there were any changes in the methodology utilized during the year in the determination of expected future gross profits.

•  We inspected supporting documentation underlying the Company's experience studies and, utilizing our actuarial specialists, independently recalculated the amortization for a sample of policies, and compared our estimates to management's estimates.

•  We evaluated whether the significant assumptions used by the Company were consistent with evidence obtained in other areas of the audit and to identify potential bias.

•  We evaluated the sufficiency of the Company's disclosures related to DAC amortization.

3

Embedded Derivative Liabilities Related to Variable Annuity Guarantees — Refer to Notes 1, 7, and 8 to the financial statements.

Critical Audit Matter Description

The Company sells index-linked annuities and variable annuity products with guaranteed minimum benefits, some of which are embedded derivatives that are required to be bifurcated from the host contract, separately accounted for, and measured at fair value. As of December 31, 2020, the fair value of the embedded derivative liability associated with certain of the Company's annuity contracts was $407 million. Management utilizes various assumptions in order to measure the embedded liability including expectations concerning policyholder behavior, mortality and risk margins, as well as changes in the Company's own nonperformance risk. These assumptions are reviewed at least annually by management, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

Given the embedded derivative liability is sensitive to changes in these assumptions, auditing management's selection of these assumptions involves an especially high degree of estimation.

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to the assumptions selected by management for the embedded derivative liability included the following, among others:

•  We tested the effectiveness of management's controls over the embedded derivative liability, including those over the selection of the significant assumptions related to policyholder behavior, mortality, risk margins and the Company's nonperformance risk.

•  With the assistance of our actuarial specialists, we evaluated the appropriateness of the significant assumptions, tested the completeness and accuracy of the underlying data and the mathematical accuracy of the Company's valuation model.

•  We evaluated the reasonableness of the Company's assumptions by comparing those selected by management to those independently derived by our actuarial specialists, drawing upon standard actuarial and industry practice.

•  We evaluated the methods and assumptions used by management to identify potential bias in the determination of the embedded liability.

•  We evaluated whether the assumptions used were consistent with evidence obtained in other areas of the audit.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2021

We have served as the Company's auditor since 2000.

4

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Balance Sheets
December 31, 2020 and 2019

(In millions, except share and per share data)

	2020	2019
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $3,460 and $2,897, respectively; allowance for credit losses of $0 and $0, respectively)	$3,843	$3,067
Mortgage loans (net of allowance for credit losses of $2 and $3, respectively)	643	625
Short-term investments, principally at estimated fair value	71	52
Other invested assets, principally at estimated fair value	266	108
Total investments	4,823	3,852
Cash and cash equivalents	275	148
Accrued investment income	29	25
Premiums, reinsurance and other receivables	1,223	1,048
Deferred policy acquisition costs	160	175
Other assets	27	33
Separate account assets	4,965	4,676
Total assets	$11,502	$9,957
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits	$825	$743
Policyholder account balances	3,151	2,339
Other policy-related balances	12	9
Payables for collateral under derivative transactions	137	85
Current income tax payable	2	30
Deferred income tax liability	178	114
Other liabilities	940	912
Separate account liabilities	4,965	4,676
Total liabilities	10,210	8,908
Contingencies, Commitments and Guarantees (Note 13)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding	2	2
Additional paid-in capital	491	491
Retained earnings (deficit)	541	434
Accumulated other comprehensive income (loss)	258	122
Total stockholder's equity	1,292	1,049
Total liabilities and stockholder's equity	$11,502	$9,957

See accompanying notes to the financial statements.
5

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Statements of Operations
For the Years Ended December 31, 2020, 2019 and 2018

(In millions)

	2020	2019	2018
Revenues
Premiums	$22	$23	$37
Universal life and investment-type product policy fees	93	97	102
Net investment income	134	122	100
Other revenues	(83)	(85)	(59)
Net investment gains (losses)	13	4	(7)
Net derivative gains (losses)	129	42	(18)
Total revenues	308	203	155
Expenses
Policyholder benefits and claims	23	33	7
Interest credited to policyholder account balances	38	36	38
Amortization of deferred policy acquisition costs	38	22	1
Other expenses	77	81	66
Total expenses	176	172	112
Income (loss) before provision for income tax	132	31	43
Provision for income tax expense (benefit)	25	3	5
Net income (loss)	$107	$28	$38

See accompanying notes to the financial statements.
6

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Statements of Comprehensive Income (Loss)
For the Years Ended December 31, 2020, 2019 and 2018

(In millions)

	2020	2019	2018
Net income (loss)	$107	$28	$38
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	177	173	(62)
Unrealized gains (losses) on derivatives	(5)	—	5
Other comprehensive income (loss), before income tax	172	173	(57)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(36)	(36)	12
Other comprehensive income (loss), net of income tax	136	137	(45)
Comprehensive income (loss)	$243	$165	$(7)

See accompanying notes to the financial statements.
7

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Statements of Stockholder's Equity
For the Years Ended December 31, 2020, 2019 and 2018

(In millions)

	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Stockholder's Equity
Balance at December 31, 2017	$2	$416	$396	$30	$844
Net income (loss)			38		38
Other comprehensive income (loss), net of income tax				(45)	(45)
Balance at December 31, 2018	2	416	434	(15)	837
Capital contribution		75			75
Dividends paid to Brighthouse Life Insurance Company			(28)		(28)
Net income (loss)			28		28
Other comprehensive income (loss), net of income tax				137	137
Balance at December 31, 2019	2	491	434	122	1,049
Net income (loss)			107		107
Other comprehensive income (loss), net of income tax				136	136
Balance at December 31, 2020	$2	$491	$541	$258	$1,292

See accompanying notes to the financial statements.
8

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Statements of Cash Flows
For the Years Ended December 31, 2020, 2019 and 2018

(In millions)

	2020	2019	2018
Cash flows from operating activities
Net income (loss)	$107	$28	$38
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of premiums and accretion of discounts associated with investments, net	1	3	2
(Gains) losses on investments, net	(13)	(4)	7
(Gains) losses on derivatives, net	(124)	(27)	41
Interest credited to policyholder account balances	38	36	38
Universal life and investment-type product policy fees	(93)	(97)	(102)
Change in accrued investment income	(3)	(4)	(2)
Change in premiums, reinsurance and other receivables	(35)	—	(15)
Change in deferred policy acquisition costs	(4)	(17)	(29)
Change in income tax	—	(2)	7
Change in other assets	90	92	97
Change in future policy benefits and other policy-related balances	68	21	41
Change in other liabilities	(37)	(11)	(15)
Net cash provided by (used in) operating activities	(5)	18	108
Cash flows from investing activities
Sales, maturities and repayments of:
Fixed maturity securities	480	626	408
Mortgage loans	60	97	8
Purchases of:
Fixed maturity securities	(1,023)	(1,067)	(702)
Mortgage loans	(80)	(275)	(63)
Cash received in connection with freestanding derivatives	313	107	6
Cash paid in connection with freestanding derivatives	(231)	(41)	(59)
Net change in short-term investments	(20)	(52)	—
Net change in other invested assets	1	6	(11)
Net cash provided by (used in) investing activities	(500)	(599)	(413)
Cash flows from financing activities
Policyholder account balances:
Deposits	672	645	470
Withdrawals	(100)	(144)	(149)
Net change in payables for collateral under derivative transactions	52	61	18
Short-term debt issued	100	—	—
Short-term debt repaid	(100)	—	—
Dividends paid	—	(28)	—
Capital contribution	—	75	—
Financing element on certain derivative instruments and other derivative related transactions, net	8	—	—
Net cash provided by (used in) financing activities	632	609	339
Change in cash, cash equivalents and restricted cash	127	28	34
Cash, cash equivalents and restricted cash, beginning of year	148	120	86
Cash, cash equivalents and restricted cash, end of year	$275	$148	$120
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$1	$—	$—
Income tax	$25	$5	$(2)

See accompanying notes to the financial statements.
9

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting Policies

Business

"BHNY" and the "Company" refer to Brighthouse Life Insurance Company of NY, a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial"). The Company is licensed to transact business in the state of New York.

The Company markets or administers a range of annuity and life insurance products to individuals. The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

In 2016, MetLife, Inc. (together with its subsidiaries and affiliates, "MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

Reclassifications

Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the Financial Statements.

Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a standalone entity.

Summary of Significant Accounting Policies

Insurance

Future Policy Benefit Liabilities and Policyholder Account Balances

The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The most significant assumptions used in the establishment of liabilities for future policy benefits are mortality, benefit election and utilization, withdrawals, policy lapse, and investment returns as appropriate to the respective product type.

For traditional long-duration insurance contracts (term life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

The Company is also required to reflect the effect of investment gains and losses in its premium deficiency testing. When a premium deficiency exists related to unrealized gains and losses, any reductions in deferred acquisition costs or increases in insurance liabilities are recorded to other comprehensive income (loss) ("OCI").

10

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Policyholder account balances relate to customer deposits on deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals. The Company may also hold additional liabilities for certain guaranteed benefits related to these contracts.

The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDB"), the portion of guaranteed minimum income benefits ("GMIB") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWB").

Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMAB") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

Recognition of Insurance Revenues and Deposits

Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

Deposits related to deferred annuities are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder.

Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

Deferred Policy Acquisition Costs and Deferred Sales Inducements

The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred policy acquisition costs ("DAC"). These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

The Company amortizes DAC related to term life insurance over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits.

The Company amortizes DAC on deferred annuities over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, in-force or persistency, benefit elections and utilization, and withdrawals. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

11

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Assumptions for DAC are reviewed at least annually, and if they change significantly, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

DAC balances on deferred annuities are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC balances related to unrealized gains and losses are recorded to OCI.

DAC balances and amortization for variable annuities can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

The Company also has intangible assets representing deferred sales inducements ("DSI") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI to determine whether the assets are impaired.

Reinsurance

The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and related party reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

12

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

The Company cedes the risk associated with the variable annuities with guaranteed minimum benefits to Brighthouse Life Insurance Company. Certain features of the ceded guarantees are accounted for as an embedded derivative and measured at fair value.

Index-linked Annuities

The Company issues index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

Investments

Net Investment Income and Net Investment Gains (Losses)

Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

Fixed Maturity Securities Available-For-Sale

The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

The Company regularly evaluates fixed maturity securities for declines in fair value to determine if a credit loss exists. This evaluation is based on management's case by case evaluation of the underlying reasons for the decline in fair value including, but not limited to an analysis of the gross unrealized losses by severity and financial condition of the issuer.

For fixed maturity securities in an unrealized loss position, when the Company has the intent to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery, the amortized cost basis of the security is written down to fair value through net investment gains (losses).

13

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

For fixed maturity securities that do not meet the aforementioned criteria, management evaluates whether the decline in estimated fair value has resulted from credit losses or other factors. If the Company determines the decline in estimated fair value is due to credit losses, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an allowance through net investment gains (losses). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of the allowance related to other-than-credit factors is recorded in OCI.

Once a security specific allowance for credit losses is established, the present value of cash flows expected to be collected from the security continues to be reassessed. Any changes in the security specific allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in net investment gains (losses).

Fixed maturity securities are also evaluated to determine whether any amounts have become uncollectible. When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Mortgage Loans

Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and net of an allowance for credit losses. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. The allowance for credit losses for mortgage loans represents the Company's best estimate of expected credit losses over the remaining life of the loans and is determined using relevant available information from internal and external sources, relating to past events, current conditions, and a reasonable and supportable forecast.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

Other Invested Assets

Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "— Derivatives" below.

Derivatives

Freestanding Derivatives

Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

Hedge Accounting

The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

14

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

Embedded Derivatives

The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include: variable annuities with guaranteed minimum benefits; index-linked annuities that are directly written; and ceded reinsurance of variable annuity with guaranteed minimum benefits. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets. Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

See "— Variable Annuity Guarantees," "— Index-Linked Annuities" and "— Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

Separate Accounts

Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

15

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

The Company receives asset-based distribution and service fees from mutual funds available to the annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

Income Tax

Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 — Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

Litigation Contingencies

The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

16

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Other Accounting Policies

Cash and Cash Equivalents

The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

Employee Benefit Plans

Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New England Life Insurance Company, an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's financial statements.

Effective January 1, 2020, using the modified retrospective method, the Company adopted ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments to Topic 326 replace the incurred loss impairment methodology for certain financial instruments with one that reflects expected credit losses based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance also requires that an other-than-temporary impairment on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The Company recorded an after tax net increase to retained earnings of less than $1 million for the cumulative effect of adoption. The adjustment included establishing or updating the allowance for credit losses on fixed maturity securities, mortgage loans, and other invested assets.

Future Adoption of New Accounting Pronouncements

In August 2018, the FASB issued new guidance on long-duration contracts (ASU 2018-12, Financial Services-Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts). This new guidance is effective for fiscal years beginning after January 1, 2023. The amendments to Topic 944 will result in significant changes to the accounting for long-duration insurance contracts. These changes (i) require all guarantees that qualify as market risk benefits to be measured at fair value, (ii) require more frequent updating of assumptions and modify existing discount rate requirements for certain insurance liabilities, (iii) modify the methods of amortization for DAC, and (iv) require new qualitative and quantitative disclosures around insurance contract asset and liability balances and the judgments, assumptions and methods used to measure those balances. The market risk benefit guidance is required to be applied on a retrospective basis, while the changes to guidance for insurance liabilities and DAC may be applied to existing carrying amounts on the effective date or on a retrospective basis.

The Company continues to evaluate the new guidance and therefore is unable to estimate the impact on its financial statements. The most significant impact from the ASU is the requirement that all variable annuity guarantees will be considered market risk benefits and measured at fair value, whereas today a significant amount of variable annuity guarantees are classified as insurance liabilities.
17

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

2. Segment Information

The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

The Life segment consists of insurance products and services, mainly term life insurance, designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

Corporate & Other contains the excess capital not allocated to the segments and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

•  Net investment gains (losses);

•  Net derivative gains (losses) except earned income and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

•  Certain variable annuity GMIB fees ("GMIB Fees").

The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

•  Amounts associated with benefits related to GMIBs ("GMIB Costs");

•  Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

•  Amortization of DAC related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

The segment accounting policies are the same as those used to prepare the Company's financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

18

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

2. Segment Information (continued)

Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

Operating results by segment, as well as Corporate & Other, were as follows:

	Year Ended December 31, 2020
	Annuities	Life	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$(11)	$33	$(6)	$16
Provision for income tax expense (benefit)	(4)	7	(2)	1
Adjusted earnings	$(7)	$26	$(4)	15
Adjustments for:
Net investment gains (losses)				13
Net derivative gains (losses)				129
Other adjustments to net income (loss)				(26)
Provision for income tax (expense) benefit				(24)
Net income (loss)				$107
Interest revenue	$97	$36	$1
	Year Ended December 31, 2019
	Annuities	Life	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$(32)	$(10)	$—	$(42)
Provision for income tax expense (benefit)	(8)	(2)	(2)	(12)
Adjusted earnings	$(24)	$(8)	$2	(30)
Adjustments for:
Net investment gains (losses)				4
Net derivative gains (losses)				42
Other adjustments to net income (loss)				27
Provision for income tax (expense) benefit				(15)
Net income (loss)				$28
Interest revenue	$83	$37	$2

19

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

2. Segment Information (continued)

	Year Ended December 31, 2018
	Annuities	Life	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$27	$25	$(2)	$50
Provision for income tax expense (benefit)	4	5	(2)	7
Adjusted earnings	$23	$20	$—	43
Adjustments for:
Net investment gains (losses)				(7)
Net derivative gains (losses)				(18)
Other adjustments to net income (loss)				18
Provision for income tax (expense) benefit				2
Net income (loss)				$38
Interest revenue	$64	$35	$1

Total revenues by segment, as well as Corporate & Other, were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Annuities	$104	$90	$103
Life	48	51	60
Corporate & Other	2	3	4
Adjustments	154	59	(12)
Total	$308	$203	$155

Total assets by segment, as well as Corporate & Other, were as follows at:

	December 31,
	2020	2019
	(In millions)
Annuities	$9,467	$7,888
Life	1,859	1,933
Corporate & Other	176	136
Total	$11,502	$9,957

Total premiums, universal life and investment-type product policy fees and other revenues by major product group were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Annuity products	$20	$19	$53
Life insurance products	12	16	27
Total	$32	$35	$80

All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2020, 2019 and 2018.

20

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

3. Insurance

Insurance Liabilities

Insurance liabilities, including affiliated insurance liabilities on reinsurance ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2020	2019
	(In millions)
Annuities	$3,612	$2,714
Life	365	367
Corporate & Other	11	10
Total	$3,988	$3,091

See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

For term life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 5%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 1% to 8%.

Policyholder account balances liabilities for deferred annuities have interest credited rates ranging from 1% to 6%.

Guarantees

The Company issues variable annuity contracts with guaranteed minimum benefits. GMDBs, the life contingent portion of GMWBs and certain portions of GMIBs are accounted for as insurance liabilities in future policyholder benefits, while other guarantees are accounted for in whole or in part as embedded derivatives in policyholder account balances and are further discussed in Note 7. The most significant assumptions for variable annuity guarantees included in future policyholder benefits are projected general account and separate account investment returns, and policyholder behavior including mortality, benefit election and utilization, and withdrawals.

See Note 1 for more information on guarantees accounted for as insurance liabilities.

21

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

3. Insurance (continued)

Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts was as follows:

	Variable Annuity Contracts
	GMDBs	GMIBs	Total
	(In millions)
Direct
Balance at January 1, 2018	$12	$172	$184
Incurred guaranteed benefits	1	26	27
Paid guaranteed benefits	—	—	—
Balance at December 31, 2018	13	198	211
Incurred guaranteed benefits	1	4	5
Paid guaranteed benefits	—	—	—
Balance at December 31, 2019	14	202	216
Incurred guaranteed benefits	(1)	64	63
Paid guaranteed benefits	(1)	—	(1)
Balance at December 31, 2020	$12	$266	$278
Ceded
Balance at January 1, 2018	$13	$61	$74
Incurred guaranteed benefits	(1)	11	10
Paid guaranteed benefits	—	—	—
Balance at December 31, 2018	12	72	84
Incurred guaranteed benefits	—	2	2
Paid guaranteed benefits	—	—	—
Balance at December 31, 2019	12	74	86
Incurred guaranteed benefits	—	34	34
Paid guaranteed benefits	(1)	—	(1)
Balance at December 31, 2020	$11	$108	$119
Net
Balance at January 1, 2018	$(1)	$111	$110
Incurred guaranteed benefits	2	15	17
Paid guaranteed benefits	—	—	—
Balance at December 31, 2018	1	126	127
Incurred guaranteed benefits	1	2	3
Paid guaranteed benefits	—	—	—
Balance at December 31, 2019	2	128	130
Incurred guaranteed benefits	(1)	30	29
Paid guaranteed benefits	—	—	—
Balance at December 31, 2020	$1	$158	$159

22

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

3. Insurance (continued)

Information regarding the Company's guarantee exposure was as follows at:

	December 31,
	2020				2019
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)	$4,971		$3,816		$4,683		$3,742
Separate account value	$4,962		$3,816		$4,675		$3,741
Net amount at risk	$3	(4)	$429	(5)	$4	(4)	$310	(5)
Average attained age of contract holders	69 years		69 years		68 years		68 years

(1)  The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)  Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of guaranteed minimum benefits which have been reinsured.

(3)  Includes the contract holder's investments in the general account and separate account, if applicable.

(4)  Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)  Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2020	2019
	(In millions)
Fund Groupings:
Balanced	$3,069	$3,001
Equity	1,350	1,180
Bond	546	495
Total	$4,965	$4,676

23

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs and Deferred Sales Inducements

See Note 1 for a description of capitalized acquisition costs.

Information regarding DAC was as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
DAC:
Balance at January 1,	$175	$186	$131
Capitalizations	42	39	30
Amortization related to net investment gains (losses) and net derivative gains (losses)	18	17	25
All other amortization	(56)	(39)	(26)
Total amortization	(38)	(22)	(1)
Unrealized investment gains (losses)	(19)	(28)	26
Balance at December 31,	$160	$175	$186

Information regarding total DAC by segment, was as follows at:

	December 31,
	2020	2019
	(In millions)
Annuities	$141	$156
Life	19	19
Total	$160	$175

Information regarding DSI was as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
DSI:
Balance at January 1,	$25	$29	$27
Amortization	(7)	(2)	(2)
Unrealized investment gains (losses)	—	(2)	4
Balance at December 31,	$18	$25	$29

5. Reinsurance

The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

24

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

5. Reinsurance (continued)

Annuities

For annuities, the Company currently reinsures to its parent, Brighthouse Life Insurance Company, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

Life

For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

The Company reinsures its business through a diversified group of highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers and monitors ratings and the financial strength of its reinsurers. In addition, the reinsurance recoverable balances due from each reinsurer and the recoverability of such balance is evaluated as part of this overall monitoring process.

The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2020 and 2019, were not significant. The Company had $20 million and $23 million of unsecured reinsurance recoverable balances with third-parties at December 31, 2020 and 2019, respectively.

At December 31, 2020, the Company had $443 million of net ceded reinsurance recoverables with third-party reinsurers. Of this total, $439 million, or 99%, were with the Company's five largest ceded reinsurers, including $17 million of net ceded reinsurance recoverables which were unsecured. At December 31, 2019, the Company had $454 million of net ceded reinsurance recoverables with third-parties. Of this total, $451 million, or 99%, were with the Company's five largest ceded reinsurers, including $20 million of net ceded reinsurance recoverables which were unsecured.

25

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

5. Reinsurance (continued)

The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Premiums
Direct premiums	$82	$86	$91
Reinsurance ceded	(60)	(63)	(54)
Net premiums	$22	$23	$37
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$97	$101	$106
Reinsurance ceded	(4)	(4)	(4)
Net universal life and investment-type product policy fees	$93	$97	$102
Other revenues
Direct other revenues	$13	$13	$13
Reinsurance ceded	(96)	(98)	(72)
Net other revenues	$(83)	$(85)	$(59)
Policyholder benefits and claims
Direct policyholder benefits and claims	$149	$92	$98
Reinsurance ceded	(126)	(59)	(91)
Net policyholder benefits and claims	$23	$33	$7
Other expenses
Direct other expenses	$80	$87	$74
Reinsurance ceded	(3)	(6)	(8)
Net other expenses	$77	$81	$66

The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2020			2019
	Direct	Ceded	Total Balance Sheet	Direct	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$24	$1,199	$1,223	$18	$1,030	$1,048
Liabilities
Other liabilities	$148	$792	$940	$86	$826	$912

Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $435 million and $444 million at December 31, 2020 and 2019, respectively. There were no deposit liabilities on reinsurance at both December 31, 2020 and 2019.

Related Party Reinsurance Transactions

The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and Metropolitan Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

26

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

5. Reinsurance (continued)

Information regarding the significant effects of related party reinsurance included on the statements of operations was as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Premiums
Reinsurance ceded	$(43)	$(45)	$(37)
Universal life and investment-type product policy fees
Reinsurance ceded	$(4)	$(3)	$(4)
Other revenues
Reinsurance ceded	$(96)	$(98)	$(72)
Policyholder benefits and claims
Reinsurance ceded	$(120)	$(51)	$(89)
Other expenses
Reinsurance ceded	$(7)	$(7)	$(8)

Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

	December 31,
	2020	2019
	(In millions)
Assets
Premiums, reinsurance and other receivables	$749	$567
Liabilities
Other liabilities	$362	$387

The Company cedes risks to Brighthouse Life Insurance Company related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $477 million and $338 million at December 31, 2020 and 2019, respectively. Net derivative gains (losses) associated with the embedded derivatives were $138 million, $38 million and ($12) million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts. The Company had no unsecured related party reinsurance recoverable balances at both December 31, 2020 and 2019.

Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $5 million and $4 million at December 31, 2020 and 2019, respectively. There were no deposit liabilities on related party reinsurance at both December 31, 2020 and 2019.

27

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

6. Investments

See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies. In connection with the adoption of new guidance related to the credit losses (see Note 1), effective January 1, 2020, the Company updated its accounting policies on certain investments. Any accounting policy updates required by the new guidance are described in this footnote.

Fixed Maturity Securities Available-for-sale

Fixed Maturity Securities by Sector

Fixed maturity securities by sector were as follows at:

	December 31, 2020					December 31, 2019
	Amortized	Allowance for Credit	Gross Unrealized		Estimated Fair	Amortized	Allowance for Credit	Gross Unrealized		Estimated Fair
	Cost	Losses	Gains	Losses	Value	Cost	Losses (1)	Gains	Losses	Value
	(In millions)
U.S. corporate	$1,697	$—	$201	$1	$1,897	$1,361	$—	$87	$2	$1,446
Foreign corporate	503	—	58	2	559	396	—	23	3	416
ABS	350	—	6	1	355	142	—	1	1	142
CMBS	299	—	31	1	329	319	—	16	1	334
U.S. government and agency	254	—	58	—	312	290	—	27	—	317
RMBS	219	—	17	—	236	277	—	12	1	288
State and political subdivision	122	—	15	—	137	92	—	10	—	102
Foreign government	16	—	2	—	18	20	—	2	—	22
Total fixed maturity securities	$3,460	$—	$388	$5	$3,843	$2,897	$—	$178	$8	$3,067

The Company held non-income producing fixed maturity securities with an estimated fair value of $2 million at December 31, 2020. The Company did not hold any non-income producing fixed maturity securities at December 31, 2019.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2020:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$27	$529	$1,104	$932	$868	$3,460
Estimated fair value	$28	$570	$1,217	$1,108	$920	$3,843

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

28

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

6. Investments (continued)

Continuous Gross Unrealized Losses for Fixed Maturity Securities by Sector

The estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, by sector and by length of time that the securities have been in a continuous unrealized loss position, were as follows at:

	December 31, 2020				December 31, 2019
	Less than 12 Months		12 Months or Greater		Less than 12 Months		12 Months or Greater
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
U.S. corporate	$54	$1	$2	$—	$94	$2	$17	$—
Foreign corporate	4	—	10	2	28	1	26	2
ABS	98	1	17	—	57	—	22	1
CMBS	19	1	—	—	38	1	3	—
RMBS	4	—	—	—	8	—	6	1
State and political subdivision	9	—	—	—	19	—	—	—
Foreign government	2	—	—	—	2	—	—	—
Total fixed maturity securities	$190	$3	$29	$2	$246	$4	$74	$4
Total number of securities in an unrealized loss position	82		15		69		36

Allowance for Credit Losses for Fixed Maturity Securities

Evaluation and Measurement Methodologies

For fixed maturity securities in an unrealized loss position, management first assesses whether the Company intends to sell, or whether it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security's amortized cost basis is written down to estimated fair value through net investment gains (losses). For fixed maturity securities that do not meet the aforementioned criteria, management evaluates whether the decline in estimated fair value has resulted from credit losses or other factors. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the allowance for credit loss evaluation process include, but are not limited to: (i) the extent to which estimated fair value is less than amortized cost; (ii) any changes to the rating of the security by a rating agency; (iii) adverse conditions specifically related to the security, industry or geographic area; and (iv) payment structure of the fixed maturity security and the likelihood of the issuer being able to make payments in the future or the issuer's failure to make scheduled interest and principal payments. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss is deemed to exist and an allowance for credit losses is recorded, limited by the amount that the estimated fair value is less than the amortized cost basis, with a corresponding charge to net investment gains (losses). Any unrealized losses that have not been recorded through an allowance for credit losses are recognized in OCI.

Once a security specific allowance for credit losses is established, the present value of cash flows expected to be collected from the security continues to be reassessed. Any changes in the security specific allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in net investment gains (losses).

Fixed maturity securities are also evaluated to determine whether any amounts have become uncollectible. When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Accrued interest receivables are presented separate from the amortized cost basis of fixed maturity securities. An allowance for credit losses is not estimated on an accrued interest receivable, rather receivable balances 90-days past due are deemed uncollectible and are written off with a corresponding reduction to net investment income. The accrued interest receivable on fixed maturity securities totaled $24 million at December 31, 2020 and is included in accrued investment income.

29

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

6. Investments (continued)

Fixed maturity securities are also evaluated to determine if they qualify as purchased financial assets with credit deterioration ("PCD"). To determine if the credit deterioration experienced since origination is more than insignificant, both (i) the extent of the credit deterioration and (ii) any rating agency downgrades are evaluated. For securities categorized as PCD assets, the present value of cash flows expected to be collected from the security are compared to the par value of the security. If the present value of cash flows expected to be collected is less than the par value, credit losses are embedded in the purchase price of the PCD asset. In this situation, both an allowance for credit losses and amortized cost gross-up is recorded, limited by the amount that the estimated fair value is less than the grossed-up amortized cost basis. Any difference between the purchase price and the present value of cash flows is amortized or accreted into net investment income over the life of the PCD asset. Any subsequent PCD asset allowance for credit losses is evaluated in a manner similar to the process described above for fixed maturity securities.

Current Period Evaluation

Based on the Company's current evaluation of its fixed maturity securities in an unrealized loss position and the current intent or requirement to sell, the Company recorded no allowance for credit losses on fixed maturity securities at December 31, 2020. Management concluded that for all other fixed maturity securities in an unrealized loss position, the unrealized loss was not due to issuer specific credit-related factors and as a result was recognized in OCI. Where unrealized losses have not been recognized into income, it is primarily because the securities' bond issuer(s) are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in estimated fair value is largely due to changes in interest rates and non-issuer-specific credit spreads. These issuers continued to make timely principal and interest payments and the estimated fair value is expected to recover as the securities approach maturity.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans are summarized as follows at:

	December 31,
	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Commercial	$458	71.2%	$457	73.1%
Agricultural	187	29.1	171	27.3
Total mortgage loans	645	100.3	628	100.4
Allowance for credit losses	(2)	(0.3)	(3)	(0.4)
Total mortgage loans, net	$643	100.0%	$625	100.0%

Allowance for Credit Losses for Mortgage Loans

Evaluation and Measurement Methodologies

The allowance for credit losses is a valuation account that is deducted from the mortgage loan's amortized cost basis to present the net amount expected to be collected on the mortgage loan. The loan balance, or a portion of the loan balance, is written-off against the allowance when management believes this amount is uncollectible.

Accrued interest receivables are presented separate from the amortized cost basis of mortgage loans. An allowance for credit losses is generally not estimated on an accrued interest receivable, rather when a loan is placed in nonaccrual status the associated accrued interest receivable balance is written off with a corresponding reduction to net investment income. For mortgage loans that are granted payment deferrals due to the worldwide pandemic sparked by the novel coronavirus ("COVID-19 pandemic"), interest continues to be accrued during the deferral period if the loan was less than 30 days past due at December 31, 2019 and performing at the onset of the pandemic. Accrued interest on COVID-19 pandemic impacted loans was not significant at December 31, 2020. The accrued interest receivable on mortgage loans is included in accrued investment income and totaled $4 million at December 31, 2020.

30

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

6. Investments (continued)

The allowance for credit losses is estimated using relevant available information, from internal and external sources, relating to past events, current conditions, and a reasonable and supportable forecast. Historical credit loss experience provides the basis for estimating expected credit losses. Adjustments to historical loss information are made for differences in current loan-specific risk characteristics and environmental conditions. A reasonable and supportable forecast period of two-years is used with an input reversion period of one-year.

Mortgage loans are evaluated in both portfolio segments to determine the allowance for credit losses. The loan-level loss rates are determined using individual loan terms and characteristics, risk pools/internal ratings, national economic forecasts, prepayment speeds, and estimated default and loss severity. The resulting loss rates are applied to the mortgage loan's amortized cost to generate an allowance for credit losses. In certain situations, the allowance for credit losses is measured as the difference between the loan's amortized cost and liquidation value of the collateral. These situations include collateral dependent loans, expected troubled debt restructurings ("TDR"), foreclosure probable loans, and loans with dissimilar risk characteristics.

Rollforward of the Allowance for Credit Losses for Mortgage Loans by Portfolio Segment

The changes in the allowance for credit losses by portfolio segment were as follows:

	Commercial	Agricultural	Total
	(In millions)
Balance at December 31, 2019	$2	$1	$3
Cumulative effect of change in accounting principle	(1)	—	(1)
Balance at January 1, 2020	1	1	2
Balance at December 31, 2020	$1	$1	$2

Credit Quality of Mortgage Loans by Portfolio Segment

The amortized cost of mortgage loans by year of origination and credit quality indicator was as follows at:

	2020	2019	2018	2017	2016	Prior	Total
	(In millions)
December 31, 2020
Commercial mortgage loans
Loan-to-value ratios
Less than 65%	$32	$102	$23	$13	$16	$187	$373
65% to 75%	—	50	6	7	—	3	66
76% to 80%	—	—	—	—	1	3	4
Greater than 80%	—	—	5	—	—	10	15
Total commercial mortgage loans	32	152	34	20	17	203	458
Agricultural mortgage loans
Loan-to-value ratios
Less than 65%	46	43	21	6	15	52	183
65% to 75%	—	3	1	—	—	—	4
Total agricultural mortgage loans	46	46	22	6	15	52	187
Total	$78	$198	$56	$26	$32	$255	$645

The loan-to-value ratio is a measure commonly used to assess the quality of commercial and agricultural mortgage loans. The loan-to-value ratio compares the amount of the loan to the estimated fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. Performing status is a measure commonly used to assess the quality of residential mortgage loans. A loan is considered performing when the borrower makes consistent and timely payments.

31

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

6. Investments (continued)

The amortized cost of commercial mortgage loans by debt-service coverage ratio was as follows at:

	December 31,
	2020		2019
	Amortized Cost	% of Total	Amortized Cost	% of Total
	(Dollars in millions)
Debt service coverage ratios:
Greater than 1.20x	$450	98.3%	$448	98.0%
1.00x - 1.20x	8	1.7	9	2.0
Total	$458	100.0%	$457	100.0%

The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios less than 1.00 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A debt-service coverage ratio greater than 1.00 times indicates an excess of net operating income over the debt-service payments.

Past Due Mortgage Loans by Portfolio Segment

The Company has a high-quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2020 and 2019 . Delinquency is defined consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans — 60 days and agricultural mortgage loans — 90 days. To the extent a payment deferral is agreed to with a borrower, in response to the COVID-19 pandemic, the past due status of the impacted loans during the forbearance period is locked-in as of March 1, 2020, which reflects the date on which the COVID-19 pandemic began to affect the borrower's ability to make payments. At December 31, 2020, the Company did not have any COVID-19 pandemic modified loans in delinquent status.

The Company did not have any mortgage loans past due at December 31, 2020.

Mortgage Loans in Nonaccrual Status by Portfolio Segment

Mortgage loans are placed in a nonaccrual status if there are concerns regarding collectability of future payments or the loan is past due, unless the past due loan is well collateralized and in the process of foreclosure. To the extent a payment deferral is agreed to with a borrower, in response to the COVID-19 pandemic, the impacted loans generally will not be reported as in a nonaccrual status during the period of deferral. A COVID-19 pandemic modified loan is only reported as a nonaccrual asset in the event a borrower declares bankruptcy, the borrower experiences significant credit deterioration such that the Company does not expect to collect all principal and interest due, or the loan was 90 days past due at the onset of the pandemic. At December 31, 2020, the Company did not have any COVID-19 pandemic modified loans in nonaccrual status.

The Company did not have any mortgage loans in a nonaccrual status at either December 31, 2020 or 2019.

Modified Mortgage Loans by Portfolio Segment

Under certain circumstances, modifications are granted to nonperforming mortgage loans. Each modification is evaluated to determine if a TDR has occurred. A modification is a TDR when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the amount of debt owed, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company did not have any mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2020.

Short-term modifications made on a good faith basis to borrowers who were not more than 30 days past due at December 31, 2019 and in response to the COVID-19 pandemic are not considered TDRs.

Net Unrealized Investment Gains (Losses)

Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

32

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

6. Investments (continued)

The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Fixed maturity securities	$383	$170	$(36)
Derivatives	1	6	6
Subtotal	384	176	(30)
Amounts allocated from:
Future policy benefits	(20)	(3)	—
DAC and DSI	(38)	(19)	11
Subtotal	(58)	(22)	11
Deferred income tax benefit (expense)	(68)	(32)	4
Net unrealized investment gains (losses)	$258	$122	$(15)

The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Balance at January 1,	$122	$(15)	$30
Unrealized investment gains (losses) during the year	208	206	(87)
Unrealized investment gains (losses) relating to:
Future policy benefits	(17)	(3)	—
DAC and DSI	(19)	(30)	30
Deferred income tax benefit (expense)	(36)	(36)	12
Balance at December 31,	$258	$122	$(15)
Change in net unrealized investment gains (losses)	$136	$137	$(45)

Concentrations of Credit Risk

There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2020 and 2019.

Invested Assets on Deposit and Pledged as Collateral

Invested assets on deposit and pledged as collateral at estimated fair value were as follows at:

	December 31,
	2020	2019
	(In millions)
Invested assets on deposit (regulatory deposits)	$2	$2
Invested assets pledged as collateral (1)	5	19
Total invested assets on deposit and pledged as collateral (2)	$7	$21

(1)  The Company has pledged invested assets in connection with derivative transactions (see Note 7).

(2)  The Company did not hold any restricted cash and cash equivalents at either December 31, 2020 or 2019.

33

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

6. Investments (continued)

Variable Interest Entities

The Company has invested in legal entities that are variable interest entities ("VIE"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to (i) direct the activities of the VIE that most significantly impact the economic performance of the VIE and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

There were no material VIEs for which the Company has concluded that it is the primary beneficiary at either December 31, 2020 or 2019.

The carrying amount and maximum exposure to loss related to the VIEs for which the Company has concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

	December 31,
	2020		2019
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
	(In millions)
Fixed maturity securities	$301	$274	$394	$376

The Company's investments in unconsolidated VIEs are described below.

Fixed Maturity Securities

The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "— Fixed Maturity Securities Available-for-sale" for information on these securities.

Net Investment Income

The components of net investment income were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Investment income:
Fixed maturity securities	$112	$101	$86
Mortgage loans	26	21	17
Cash, cash equivalents and short-term investments	1	3	1
Other	1	1	1
Total investment income	140	126	105
Less: Investment expenses	6	4	5
Net investment income	$134	$122	$100

See "— Related Party Investment Transactions" for discussion of related party investment expenses.

34

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

6. Investments (continued)

Net Investment Gains (Losses)

Components of Net Investment Gains (Losses)

The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Fixed maturity securities	$13	$5	$(5)
Mortgage loans	—	(1)	—
Other	—	—	(2)
Total net investment gains (losses)	$13	$4	$(7)

Sales or Disposals of Fixed Maturity Securities

Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Proceeds	$321	$460	$274
Gross investment gains	$14	$8	$1
Gross investment losses	(1)	(3)	(6)
Net investment gains (losses)	$13	$5	$(5)

Related Party Investment Transactions

All of the transactions reported as related party activity occurred prior to the MetLife Divestiture (see Note 1).

The Company receives investment administrative services from MetLife Investment Management, LLC (formerly known as MetLife Investment Advisors, LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $2 million for the year ended December 31, 2018.

7. Derivatives

Accounting for Derivatives

See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate and equity market.

Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates and/or financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company's OTC derivatives are settled bilateral contracts between two counterparties ("OTC-bilateral").

Interest Rate Derivatives

Interest rate caps: The Company uses interest rate caps to protect against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

35

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

7. Derivatives (continued)

Foreign Currency Exchange Rate Derivatives

Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

Equity Derivatives

Equity index options: The Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

Equity total return swaps: The Company uses equity total return swaps to hedge index-linked annuity products against adverse changes in equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

The primary underlying risk exposure, gross notional amount, and estimated fair value of derivatives held were as follows at:

		December 31,
		2020			2019
		Gross	Estimated Fair Value		Gross	Estimated Fair Value
	Primary Underlying Risk	Notional			Notional
	Exposure	Amount	Assets	Liabilities	Amount	Assets	Liabilities
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency swaps	Foreign currency exchange rate	$115	$4	$3	$98	$6	$—
Total qualifying hedges		115	4	3	98	6	—
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate caps	Interest rate	800	1	—	800	2	—
Foreign currency swaps	Foreign currency exchange rate	16	4	—	18	4	—
Equity index options	Equity market	5,908	250	94	4,699	96	39
Equity total return swaps	Equity market	249	7	—	—	—	—
Total non-designated or non-qualifying derivatives		6,973	262	94	5,517	102	39
Embedded derivatives:
Ceded guaranteed minimum income benefits	Other	N/A	477	—	N/A	338	—
Direct guaranteed minimum benefits	Other	N/A	—	14	N/A	—	(28)
Direct index-linked annuities	Other	N/A	—	393	N/A	—	180
Total embedded derivatives	Other	N/A	477	407	N/A	338	152
Total		$7,088	$743	$504	$5,615	$446	$191

36

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

7. Derivatives (continued)

The amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses) were as follows:

	Year Ended December 31, 2020
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate derivatives	$—	$—	$1	$(5)
Total cash flow hedges	—	—	1	(5)
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate derivatives	(1)	—	—	—
Foreign currency exchange rate derivatives	1	—	—	—
Equity derivatives	195	—	—	—
Embedded derivatives	(66)	—	—	—
Total non-qualifying hedges	129	—	—	—
Total	$129	$—	$1	$(5)
	Year Ended December 31, 2019
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate derivatives	$—	$—	$1	$—
Total cash flow hedges	—	—	1	—
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate derivatives	(8)	—	—	—
Foreign currency exchange rate derivatives	1	—	—	—
Equity derivatives	113	—	—	—
Embedded derivatives	(64)	—	—	—
Total non-qualifying hedges	42	—	—	—
Total	$42	$—	$1	$—

37

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

7. Derivatives (continued)

	Year Ended December 31, 2018
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate derivatives	$—	$—	$1	$5
Total cash flow hedges	—	—	1	5
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate derivatives	(2)	—	—	—
Foreign currency exchange rate derivatives	1	—	—	—
Equity derivatives	(31)	—	—	—
Embedded derivatives	13	—	—	—
Total non-qualifying hedges	(19)	—	—	—
Total	$(19)	$—	$1	$5

At December 31, 2020 and 2019, the balance in AOCI associated with cash flow hedges was $1 million and $6 million, respectively.

Counterparty Credit Risk

The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

The estimated fair values of net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

		Gross Amounts Not Offset on the Balance Sheets
	Gross Amount Recognized	Financial Instruments (1)	Collateral Received/ Pledged (2)	Net Amount	Securities Collateral Received/ Pledged (3)	Net Amount After Securities Collateral
	(In millions)
December 31, 2020
Derivative assets	$266	$(91)	$(136)	$39	$(34)	$5
Derivative liabilities	$97	$(91)	$—	$6	$(6)	$—
December 31, 2019
Derivative assets	$108	$(21)	$(82)	$5	$(4)	$1
Derivative liabilities	$39	$(21)	$—	$18	$(18)	$—

(1)  Represents amounts subject to an enforceable master netting agreement or similar agreement.

(2)  The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

38

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

7. Derivatives (continued)

(3)  Securities collateral received from counterparties is not reported on the balance sheets and may not be sold or re-pledged unless the counterparty is in default. Amounts do not include excess of collateral pledged or received.

The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

The aggregate estimated fair values of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments were as follows at:

	December 31,
	2020	2019
	(In millions)
Estimated fair value of derivatives in a net liability position (1)	$6	$18
Estimated Fair Value of Collateral Provided (2):
Fixed maturity securities	$6	$19

(1)  After taking into consideration the existence of netting agreements.

(2)  Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract. As a result, if the credit-contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

8. Fair Value

When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

39

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

8. Fair Value (continued)

Recurring Fair Value Measurements

The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

	December 31, 2020
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$1,873	$24	$1,897
Foreign corporate	—	557	2	559
ABS	—	349	6	355
CMBS	—	329	—	329
U.S. government and agency	158	154	—	312
RMBS	—	236	—	236
State and political subdivision	—	137	—	137
Foreign government	—	18	—	18
Total fixed maturity securities	158	3,653	32	3,843
Short-term investments	63	8	—	71
Derivative assets: (1)
Interest rate	—	1	—	1
Foreign currency exchange rate	—	8	—	8
Equity market	—	257	—	257
Total derivative assets	—	266	—	266
Embedded derivatives within asset host contracts (2)	—	—	477	477
Separate account assets	—	4,965	—	4,965
Total assets	$221	$8,892	$509	$9,622
Liabilities
Derivative liabilities: (1)
Foreign currency exchange rate	$—	$3	$—	$3
Equity market	—	94	—	94
Embedded derivatives within liability host contracts (2)	—	—	407	407
Total liabilities	$—	$97	$407	$504

40

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

8. Fair Value (continued)

	December 31, 2019
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$1,419	$27	$1,446
Foreign corporate	—	408	8	416
ABS	—	133	9	142
CMBS	—	334	—	334
U.S. government and agency	184	133	—	317
RMBS	—	288	—	288
State and political subdivision	—	102	—	102
Foreign government	—	22	—	22
Total fixed maturity securities	184	2,839	44	3,067
Short-term investments	35	17	—	52
Derivative assets: (1)
Interest rate	—	2	—	2
Foreign currency exchange rate	—	10	—	10
Equity market	—	96	—	96
Total derivative assets	—	108	—	108
Embedded derivatives within asset host contracts (2)	—	—	338	338
Separate account assets	—	4,676	—	4,676
Total assets	$219	$7,640	$382	$8,241
Liabilities
Derivative liabilities: (1)
Equity market	$—	$39	$—	$39
Embedded derivatives within liability host contracts (2)	—	—	152	152
Total liabilities	$—	$39	$152	$191

(1)  Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2)  Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

Valuation Controls and Procedures

The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.
41

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

8. Fair Value (continued)

The fair value of financial assets and financial liabilities is based on quoted market prices, where available. Prices received are assessed to determine if they represent a reasonable estimate of fair value. Several controls are performed, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

A formal process is also applied to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, the last available price will be used.

Additional controls are performed, such as, balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2020.

Determination of Fair Value

Fixed Maturity Securities

The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

Short-term Investments

The fair value for actively traded short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below

Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

42

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

8. Fair Value (continued)

Derivatives

The fair values for OTC-bilateral derivatives classified as Level 2 assets or liabilities are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Embedded Derivatives

Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain portions of GMIBs are accounted for as embedded derivatives and measured at estimated fair value separately from the host variable annuity contract. These embedded derivatives are classified within policyholder account balances on the balance sheets with changes in estimated fair value reported in net derivative gains (losses).

The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly-traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

43

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

8. Fair Value (continued)

The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims-paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

Transfers Into or Out of Level 3:

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) were as follows at:

		Significant	December 31, 2020		December 31, 2019		Impact of Increase in Input
	Valuation Techniques	Unobservable Inputs	Range		Range		on Estimated Fair Value
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	• Option pricing techniques	• Mortality rates	0.03	% - 12.13%	0.02	% - 11.31%	Decrease (1)
		• Lapse rates	0.25	% - 15.00%	0.25	% - 16.00%	Decrease (2)
		• Utilization rates	0.00	% - 25.00%	0.00	% - 25.00%	Increase (3)
		• Withdrawal rates	0.25	% - 10.00%	0.25	% - 10.00%	(4)
		• Long-term equity volatilities	16.66	% - 22.21%	16.24	% - 21.65%	Increase (5)
		• Nonperformance risk spread	0.47	% - 1.97%	0.54	% - 1.99%	Decrease (6)

(1)  Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2)  The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

44

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

8. Fair Value (continued)

(3)  The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4)  The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5)  Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6)  Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

45

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

8. Fair Value (continued)

The changes in assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3) were summarized as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	Corporate (1)	Structured Securities	Net Embedded Derivatives (2)
	(In millions)
Balance, January 1, 2019	$13	$5	$311
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	—	—	(64)
Total realized/unrealized gains (losses) included in AOCI	1	—	—
Purchases (5)	30	9	—
Sales (5)	—	—	—
Issuances (5)	—	—	—
Settlements (5)	—	—	(61)
Transfers into Level 3 (6)	—	—	—
Transfers out of Level 3 (6)	(9)	(5)	—
Balance, December 31, 2019	35	9	186
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	—	—	(66)
Total realized/unrealized gains (losses) included in AOCI	—	—	—
Purchases (5)	16	6	—
Sales (5)	(6)	—	—
Issuances (5)	—	—	—
Settlements (5)	—	—	(50)
Transfers into Level 3 (6)	3	—	—
Transfers out of Level 3 (6)	(22)	(9)	—
Balance, December 31, 2020	$26	$6	$70
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2018 (7)	$—	$—	$(20)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2019 (7)	$—	$—	$(122)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2020 (7)	$—	$—	$(111)
Changes in unrealized gains (losses) included in OCI for the instruments still held at December 31, 2020 (7)	$—	$—	$—
Gains (Losses) Data for the year ended December 31, 2018:
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	$—	$—	$13
Total realized/unrealized gains (losses) included in AOCI	$(1)	$—	$—

(1)  Comprised of U.S. and foreign corporate securities.

(2)  Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3)  Amortization of premium/accretion of discount is included within net investment income. Changes in the allowance for credit losses and direct write offs are charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

(4)  Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5)  Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

46

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

8. Fair Value (continued)

(6)  Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7)  Changes in unrealized gains (losses) included in net income (loss) for fixed maturities are reported in either net investment income or net investment gains (losses). Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2020
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$643	$—	$—	$681	$681
Premiums, reinsurance and other receivables	$436	$—	$1	$435	$436
Liabilities
Policyholder account balances	$915	$—	$—	$979	$979
Other liabilities	$430	$—	$7	$423	$430
	December 31, 2019
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$625	$—	$—	$647	$647
Premiums, reinsurance and other receivables	$444	$—	$—	$444	$444
Liabilities
Policyholder account balances	$963	$—	$—	$955	$955
Other liabilities	$432	$—	$1	$431	$432

47

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

9. Short-term Debt

Intercompany Liquidity Facilities

BHF has established an intercompany liquidity facility with certain of its insurance and non-insurance subsidiaries to provide short-term liquidity within and across the combined group of companies. Under the facility, which is comprised of a series of revolving loan agreements among BHF and its participating subsidiaries, each company may lend to or borrow from each other, subject to certain maximum limits for a term not more than 364 days. On March 30, 2020, BHNY issued a $100 million promissory note to Brighthouse Holdings, LLC, which bore interest at a fixed rate of 2.4996%, and was repaid upon maturity on June 30, 2020.

10. Equity

Capital Contributions

During the years ended December 31, 2020, 2019 and 2018, the Company received cash capital contributions of $0, $75 million, and $0, respectively, from Brighthouse Life Insurance Company.

Statutory Equity and Income

The state of domicile of the Company imposes RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 400% for all periods presented.

The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYDFS"). The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements with different presentation and valuing investments and deferred tax assets on a different basis.

New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular Letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2020 and 2019 by an amount of $33 million and $40 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2020	2019	2018
		(In millions)
Brighthouse Life Insurance Company of NY	New York	$(390)	$(139)	$19

48

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

10. Equity (continued)

Statutory capital and surplus was as follows at:

	December 31,
Company	2020	2019
	(In millions)
Brighthouse Life Insurance Company of NY	$373	$579

Dividend Restrictions

The Company is not permitted to pay dividends in 2021 to its parent without insurance regulatory approval from the NYDFS. The Company did not pay any dividends in 2020, paid $28 million in 2019 and did not pay any dividends in 2018.

Under New York Insurance Laws, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent in any calendar year based on one of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)"), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to its parent in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "NY Superintendent") and the NY Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.

49

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

10. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

Information regarding changes in the balances of each component of AOCI was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Total
	(In millions)
Balance at December 31, 2017	$29	$1	$30
OCI before reclassifications	(67)	5	(62)
Deferred income tax benefit (expense)	13	—	13
AOCI before reclassifications, net of income tax	(25)	6	(19)
Amounts reclassified from AOCI	5	—	5
Deferred income tax benefit (expense)	(1)	—	(1)
Amounts reclassified from AOCI, net of income tax	4	—	4
Balance at December 31, 2018	(21)	6	(15)
OCI before reclassifications	178	—	178
Deferred income tax benefit (expense)	(37)	—	(37)
AOCI before reclassifications, net of income tax	120	6	126
Amounts reclassified from AOCI	(5)	—	(5)
Deferred income tax benefit (expense)	1	—	1
Amounts reclassified from AOCI, net of income tax	(4)	—	(4)
Balance at December 31, 2019	116	6	122
OCI before reclassifications	190	(5)	185
Deferred income tax benefit (expense)	(40)	1	(39)
AOCI before reclassifications, net of income tax	266	2	268
Amounts reclassified from AOCI	(13)	—	(13)
Deferred income tax benefit (expense)	3	—	3
Amounts reclassified from AOCI, net of income tax	(10)	—	(10)
Balance at December 31, 2020	$256	$2	$258

(1)  See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Statements of Operations Locations
	Years Ended December 31,
	2020	2019	2018
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$13	$5	$(5)	Net investment gains (losses)
Net unrealized investment gains (losses), before income tax	13	5	(5)
Income tax (expense) benefit	(3)	(1)	1
Net unrealized investment gains (losses), net of income tax	10	4	(4)
Total reclassifications, net of income tax	$10	$4	$(4)

50

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

11. Other Revenues and Other Expenses

Other Revenues

The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds, and is used to recognize revenue associated with 12b-1 fees.

Direct other revenues consisted primarily of 12b-1 fees of $13 million, $13 million and $14 million for the years ended December 31, 2020, 2019 and 2018, respectively, of which all were reported in the Annuities segment.

Other Expenses

Information on other expenses was as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Compensation	$20	$20	$13
Contracted services and other labor costs	16	15	9
Transition services agreements	6	14	11
Establishment costs	8	3	5
Premium and other taxes, licenses and fees	—	2	3
Volume related costs, excluding compensation, net of DAC capitalization	22	19	19
Other	5	8	6
Total other expenses	$77	$81	$66

Capitalization of DAC

See Note 4 for additional information on the capitalization of DAC.

Related Party Expenses

See Note 14 for a discussion of related party expenses included in the table above.

12. Income Tax

The provision for income tax was as follows:

	Years Ended December 31,
	2020	2019	2018
	(In millions)
Current:
Federal	$(3)	$33	$(2)
Deferred:
Federal	28	(30)	7
Provision for income tax expense (benefit)	$25	$3	$5

51

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

12. Income Tax (continued)

The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

	Years Ended December 31,
	2020	2019	2018
	(Dollars in millions)
Tax provision at statutory rate	$28	$6	$9
Tax effect of:
Dividends received deduction	(2)	(2)	(2)
Prior year tax	—	—	(1)
Tax credits	(1)	(1)	(1)
Provision for income tax expense (benefit)	$25	$3	$5
Effective tax rate	19%	9%	12%

Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2020	2019
	(In millions)
Deferred income tax assets:
Tax credit carryforwards	$6	$4
Net operating loss carryforwards	62	3
Total deferred income tax assets	68	7
Deferred income tax liabilities:
Investments, including derivatives	34	12
Policyholder liabilities and receivables	112	45
Intangibles	1	1
Net unrealized investment gains	68	33
DAC	31	30
Total deferred income tax liabilities	246	121
Net deferred income tax asset (liability)	$(178)	$(114)

At December 31, 2020, the Company had net operating loss carryforwards of approximately $297 million, of which approximately $5 million expires in year 2032 and approximately $292 million is carried forward indefinitely.

The following table sets forth the foreign tax credits available for carryforward for tax purposes at December 31, 2020.

Foreign Tax Credits Carryforwards
(In millions)
Expiration
2020-2024	$1
2025-2029	4
2030-2034	1
2035-2039	—
Indefinite	—
$6

The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

52

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

12. Income Tax (continued)

The ending balance for unrecognized tax benefits that, if recognized, would impact the effective rate is $1 million for each of the years ended December 31, 2020, 2019 and 2018. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2020, 2019 and 2018.

The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's financial statements.

Tax Sharing Agreements

For the periods prior to the Separation, the Company was included in a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including the Company and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The non-life subsidiaries of Brighthouse Life Insurance Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

Income Tax Transactions with Former Parent

The Company entered into a tax separation agreement with MetLife. Among other things, the tax separation agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The tax separation agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In November 2018, MetLife paid $2 million to the Company under the tax separation agreement. At both December 31, 2020 and 2019, the current income tax payable included a $3 million payable to MetLife related to this agreement.

13. Contingencies, Commitments and Guarantees

Contingencies, Commitments and Guarantees

Litigation

Sales Practices Claims

Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

Summary

Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

53

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

13. Contingencies, Commitments and Guarantees (continued)

It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

Other Contingencies

As with litigation and regulatory loss contingencies, the Company considers establishing liabilities for certain non-litigation loss contingencies when assertions are made involving disputes or other matters with counterparties to contractual arrangements entered into by the Company, including with third-party vendors. The Company establishes liabilities for such non-litigation loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In matters where it is not probable, but is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of the reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

On a quarterly and annual basis, the Company reviews relevant information with respect to non-litigation contingencies and, when applicable, updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Commitments

Mortgage Loan Commitments

The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $7 million and $11 million at December 31, 2020 and 2019, respectively.

Commitments to Fund Private Corporate Bond Investments

The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $15 million and $10 million at December 31, 2020 and 2019, respectively.

Guarantees

In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

In addition, the Company indemnifies its directors and officers as provided in its charters and bylaws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

The Company did not have a liability for indemnities, guarantees and commitments at either December 31, 2020 and 2019.

54

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Financial Statements (continued)

14. Related Party Transactions

The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife ceased to be a related party in June 2018 (see Note 1). See Note 11 for amounts related to continuing transition services.

The Company has related party reinsurance, investment, debt and equity transactions (see Notes 5, 6, 9 and 10). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

Shared Services and Overhead Allocations

Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/ contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $11 million, $12 million and $12 million for the years ended December 31, 2020, 2019 and 2018, respectively. Costs incurred under these arrangements with Brighthouse Services, as well as with MetLife prior to the MetLife Divestiture, were $53 million, $61 million and $44 million for the years ended December 31, 2020, 2019 and 2018, respectively, and were recorded in other expenses.

Included in these costs are those incurred related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company incurred costs of $3 million, $1 million and $3 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a standalone entity.

The Company had net receivables from/(payables to) affiliates, related to the items discussed above, of ($6) million and ($18) million at December 31, 2020 and 2019, respectively.

Broker-Dealer Transactions

The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was $12 million for all the years ended December 31, 2020, 2019 and 2018. Commission expenses incurred related to these transactions and recorded in other expenses was $71 million, $66 million and $58 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company also had related party fee income receivables of $1 million at both December 31, 2020 and 2019.

55

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Schedule I

Summary of Investments
Other Than Investments in Related Parties
December 31, 2020

(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
U.S. government and agency	$254	$312	$312
State and political subdivision	122	137	137
Public utilities	92	105	105
Foreign government	16	18	18
All other corporate bonds	2,104	2,347	2,347
Total bonds	2,588	2,919	2,919
Mortgage-backed and asset-backed securities	868	920	920
Redeemable preferred stock	4	4	4
Total fixed maturity securities	3,460	3,843	3,843
Mortgage loans	643		643
Short-term investments	71		71
Other invested assets	266		266
Total investments	$4,440		$4,823

(1)  Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts.

56

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Schedule III

Supplementary Insurance Information
December 31, 2020 and 2019

(In millions)

Segment	DAC	Future Policy Benefits and Other Policy-Related Balances	Policyholder Account Balances	Unearned Premiums (1), (2)	Unearned Revenue (1)
2020
Annuities	$141	$474	$3,138	$—	$2
Life	19	352	13	1	—
Corporate & Other	—	11	—	—	—
Total	$160	$837	$3,151	$1	$2
2019
Annuities	$156	$390	$2,324	$—	$2
Life	19	352	15	1	—
Corporate & Other	—	10	—	—	—
Total	$175	$752	$2,339	$1	$2

(1)  Amounts are included within the future policy benefits and other policy-related balances column.

(2)  Includes premiums received in advance.

57

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Schedule III

Supplementary Insurance Information — (continued)
December 31, 2020, 2019 and 2018

(In millions)

Segment	Premiums and Universal Life and Investment-Type Product Policy Fees	Net Investment Income (1)	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC	Other Expenses
2020
Annuities	$102	$97	$59	$37	$57
Life	12	36	2	1	12
Corporate & Other	1	1	—	—	8
Total	$115	$134	$61	$38	$77
2019
Annuities	$105	$83	$21	$19	$68
Life	14	37	48	3	10
Corporate & Other	1	2	—	—	3
Total	$120	$122	$69	$22	$81
2018
Annuities	$111	$63	$27	$(2)	$46
Life	25	35	17	3	15
Corporate & Other	3	2	1	—	5
Total	$139	$100	$45	$1	$66

(1)  See Note 2 of the Notes to the Financial Statements for the basis of allocation of net investment income.

58

Brighthouse Life Insurance Company of NY
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Schedule IV

Reinsurance
December 31, 2020, 2019 and 2018

(Dollars in millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2020
Life insurance in-force	$41,707	$35,792	$—	$5,915	—%
Life insurance premium (1)	$82	$60	$—	$22	—%
2019
Life insurance in-force	$44,324	$38,220	$—	$6,104	—%
Life insurance premium (1)	$86	$63	$—	$23	—%
2018
Life insurance in-force	$46,722	$39,987	$—	$6,735	—%
Life insurance premium (1)	$91	$54	$—	$37	—%

(1)  Includes annuities with life contingencies.

For the year ended December 31, 2020, reinsurance ceded included related party transactions for life insurance in-force of $27.0 billion, and life insurance premiums of $43 million. For the year ended December 31, 2019, reinsurance ceded included related party transactions for life insurance in-force of $28.7 billion, and life insurance premiums of $45 million. For the year ended December 31, 2018, reinsurance ceded included related party transactions for life insurance in-force of $29.8 billion, and life insurance premiums of $37 million.

59